As filed with the Securities and Exchange Commission on February 16, 2006
                                            Securities Act File No.2-88566
                                  Investment Company Act File No. 811-4255


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       Pre-Effective Amendment No. ___ [ ]

                       Post-Effective Amendment No. 50 [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [X]

                              Amendment No. 50 [X]

                        (Check appropriate box or boxes)

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

           605 Third Avenue, 2nd Floor, New York, New York 10158-0006
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0006
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                             Washington, D.C. 20006

 It is proposed that this filing will become effective (check appropriate box)


[ ] Immediately upon filing                   [ ] on ___________ pursuant to
    pursuant to paragraph (b)                     paragraph(b)

[X] 60 days after filing pursuant             [ ] on ___________ pursuant to
    to paragraph (a)(1), or                       paragraph (a)(1)

[ ] 75 days after filing pursuant             [ ] on ___________ pursuant to
    to paragraph (a)(2) or                        paragraph (a)(2) of Rule 485

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PROSPECTUS - MAY 1, 2006

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

I CLASS SHARES
Balanced Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST
Balanced Portfolio...........................................................2


YOUR INVESTMENT
Buying and Selling Fund Shares...............................................9

Share Prices................................................................10

Fund Structure..............................................................11

Distributions and Taxes.....................................................11

Portfolio Holdings Policy...................................................12



THIS PORTFOLIO:
-- is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
--  offers you the opportunity to participate in financial markets through a professionally managed stock and bond portfolio
-- carries certain risks, including the risk that you could lose money if fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.(c) 2006 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman Advisers Management Trust

Balanced Portfolio
--------------------------------------------------------------------------------

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         GOAL & STRATEGY

The fund seeks growth of capital and reasonable current income without undue risk to principal.

To pursue these goals, the fund allocates its assets between stocks -- primarily those of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index -- and in investment grade bonds and other debt securities from U.S. government and corporate issuers.

The Portfolio Managers normally allocate anywhere from 50% to 70% of assets to stock investments, with the balance allocated to bond investments (at least 25%) and operating cash. In determining the fund's allocation, the Portfolio Managers consult with senior management of the adviser and sub-adviser.

In selecting growth stocks, the Portfolio Managers employ a disciplined investment strategy. Using fundamental research and quantitative analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Managers analyze such factors as:

--  financial condition (such as debt to equity ratio)
--  market share and competitive leadership of the company's products
--  earnings growth relative to competitors
-- market valuation in comparison to a stock's own historical norms and the stocks of other mid-cap companies

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

The fund's fixed-income securities consist mainly of investment-grade bonds and other debt securities from U.S. government and corporate issuers, and may include mortgage- and asset-backed securities. Although the fund may invest in securities of any maturity, it normally maintains an average fund duration of four years or less. In selecting fixed-income securities, the Portfolio Managers monitor national trends, looking for securities that appear relatively underpriced or appear likely to have their credit ratings raised.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


[GRAPHIC OMITTED]



  Asset Allocation

Studies of performance and volatility indicate that balanced portfolios of stocks and fixed-income securities can approach stock market performance while experiencing lower volatility. The first step in an allocation strategy is to determine how assets should be divided among investment categories. Selecting appropriate investments within those categories is a second step.


[GRAPHIC OMITTED]



  Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.


            2 Advisers Management Trust Balanced Portfolio (Class I)

Mid-caps are less widely followed in the market than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.


[GRAPHIC OMITTED]



  Duration

Duration is a measure of a bond investment's sensitivity to changes in interest rates.

Typically, with a 1% change in interest rates, an investment's value may be expected to move in the opposite direction approximately 1% for each year of its duration.


            3 Advisers Management Trust Balanced Portfolio (Class I)

MAIN RISKS
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Most of the fund's performance depends on what happens in the stock and bond markets. The markets' behavior is
unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

By focusing on mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

--  fluctuate more widely in price than the market as a whole
-- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The fund's yield and total return will change with interest rate movements. When interest rates rise, the fund's income portion of the share price will typically fall. The fund's sensitivity to this risk will increase with any increase in the fund's duration.

A downgrade or default affecting any of the fund's securities would affect the fund's performance. Performance could also be affected if unexpected interest rate trends cause the fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Slower payoffs effectively increase duration, heightening interest rate risk.

Over time, the fund may produce lower returns than pure stock investments and less conservative bond investments. Although the fund's average return has out-paced inflation over the long term, it may not always do so.

Due to the fund's limited duration and the need to sometimes change allocation among sectors, the fund may have a high portfolio turnover rate, which can mean increased transaction costs.

Other Risks

The Fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. The use of certain derivatives to hedge interest rate risks or produce income could affect fund performance if the derivatives do not perform as expected. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.


            4 Advisers Management Trust Balanced Portfolio (Class I)

PERFORMANCE
[GRAPHIC OMITTED]



The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

Year-by-Year % Returns as of 12/31 each year
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]




     Best quarter:%
     Worst quarter: %



Average Annual Total % Returns as of 12/31/2005



                            1 Year   5 Years   10 Years
 Balanced Portfolio
 Merrill Lynch 1-3 Year
 Treasury Index
 Russell Midcap Index
 Russell Midcap Growth
  Index
 S&P 500 Index*
 Index Descriptions:
 The Merrill Lynch 1-3 Year Treasury Index is an
unmanaged index of U.S.
 Treasuries with maturities between 1 and 3 years.
 The Russell Midcap Index is an unmanaged index of
U.S.mid-cap stocks.
 The Russell Midcap Growth Index is an unmanaged index
of U.S. mid-cap
 growth stocks.
 The S&P 500 is an unmanaged index of U.S. stocks.

* The Fund has changed its broad-based index from the S&P 500 Index to the Russell Midcap Index to provide a more appropriate market comparison for the Fund's performance.


[GRAPHIC OMITTED]



  Performance Measures

The information on this page provides different measures of the Fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes broad-based indices of the entire U.S. equity market and of the portion of the market the Fund focuses on. The Fund's performance figures include all of its expenses; the indices do not include costs of investment.


            5 Advisers Management Trust Balanced Portfolio (Class I)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The fund does not charge you any fees for buying, selling, or exchanging shares. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the fund. Actual expenses paid by the fund may vary from year to year. You may participate in the fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the fund are not fixed or specified under the terms of your variable contract. The table does not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your plan administrator for more information.

Fee Table


 Shareholder Fees                              None

-----------
 Annual operating expenses (% of average net assets)*
 These are deducted from fund assets, so you pay them
indirectly.
            Management fees
 Plus:      Distribution (12b-1) fees          None

-----------
            Other expenses

-----------
 Equals:    Total annual operating expenses


Expense Example


The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the fee table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



              1 Year    3 Years    5 Years    10 Years
 Expenses    $         $          $          $

[GRAPHIC OMITTED]


       INVESTMENT MANAGER
Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage over $148.9 billion in total assets (as of 12/31/2005) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2005, the management/administration fees paid to the Manager were -- -- -- % of average net assets.



PORTFOLIO MANAGERS
Theodore P. Giuliano, is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the fund's assets since 1996.

Jon D. Brorson, is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He has co-managed an equity mutual fund and managed other equity portfolios since 1990 at two other investment managers, where he also had responsibility for investment research, sales and trading.


            6 Advisers Management Trust Balanced Portfolio (Class I)

Kenneth J. Turek, is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.

John E. Dugenske, CFA, is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He has co-managed the fund's assets since May, 2004. Prior to joining Neuberger Berman he was a Managing Director and Director of Research and Trading at another firm from 1998-2003.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of fund shares.


            7 Advisers Management Trust Balanced Portfolio (Class I)

FINANCIAL HIGHLIGHTS(1)
[GRAPHIC OMITTED]





                  Year Ended December 31,                          2001           2002       2003      2004    2005
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price
changed.
                          Share price (NAV) at beginning of
                          year                                    17.28          9.66      7.81      8.93
                          Income from investment
Plus:                     operations
                          Net investment income                   0.22(6)        0.12      0.07      0.05
                          Net gains/losses - realized and
                          unrealized                           ( 2.27)(6)     ( 1.75)      1.20      0.77
                          Subtotal: income from investment
                          operations                           ( 2.05)        ( 1.63)      1.27      0.82
Minus:                    Distributions to shareholders
                          Income dividends                        0.28           0.22      0.15      0.11
                          Capital gain distributions              5.29             -         -        -
                          Subtotal: distributions to
                          shareholders                            5.57           0.22      0.15      0.11
Equals:                   Share price (NAV) at end of year        9.66           7.81      8.93      9.64

----------
Ratios (% of average net assets)
The ratios show the fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense waiver and/or offset
arrangements had not been in effect.
Net expenses - actual                                             1.07           1.12      1.11      1.09
Gross expenses(2)                                                   -              -       1.11      1.09
Expenses(3)                                                       1.07           1.12      1.12      1.10
Net investment income - actual                                   2.10(6)         1.37      0.82      0.56

----------
Other data
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)(4)(5)                                         (13.36)        (17.15)     16.28      9.31
Net assets at end of year (in millions of dollars)              112.0           80.5      84.9      81.1
Portfolio turnover rate (%)                                        88            106       121      110

The figures above have been audited by Ernst & Young LLP, the fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) Reflects income and expenses, including the fund's proportionate share of AMT Balanced Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

(2) Shows what this ratio would have been if there had been no waiver of investment management fee.

(3) Shows what this ratio would have been if there had been no expense offset arrangements.

(4) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies. Qualified plans that are direct shareholders of the fund are not affected by insurance related expenses.

(5) Would have been lower if Neuberger Berman Management Inc. had not waived certain expenses.

(6) With the adoption of the AICPA Audit and Accounting Guide for Investment Companies, effective for annual financial statements issued for fiscal years beginning after December 15, 2000, net investment income per share decreased $0.004, net gains or losses on securities increased by $0.004 and the ratio of net investment income to average net assets decreased by 0.04%.


            8 Advisers Management Trust Balanced Portfolio (Class I)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
--  satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent exchanges in Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market- timing activities by Fund shareholders, the Fund's trustees have adopted market-timing policies and have approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that Neuberger Berman Management Inc. believes is trying to "time the market" or is otherwise making exchanges that Neuberger Berman Management Inc. believes to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any investment order or exchange; or change, suspend or revoke the exchange privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring exchange activity in the Fund, identifying excessive exchange patterns and warning or prohibiting shareholders who trade excessively from making further exchanges in Fund shares. In its efforts to limit excessive exchanges, it is the Fund's policy to limit excessive exchanges in a manner that applies to all investors consistently with no favorable treatment to any individual or group; however, the right reserved above could result in different treatment of different investors. Further, because the Fund and Neuberger Berman Management Inc. do not deal directly with variable contract owners or plan participants, and because market-timing activity may be detected after it occurs, there can be no assurance that the Fund or Neuberger Berman Management Inc. will mitigate or eliminate all market-timing activity. By their nature, insurance company separate accounts and qualified plans, for which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors or participants from the Fund. This makes it more difficult for the fund or Neuberger Berman Management Inc. to identify market-timing activity in the Fund.

Neuberger Berman Management Inc. may also seek the cooperation of insurance companies or qualified plan administrators in attempting to limit excessive exchanges by variable contract owners or qualified plan participants and the Fund will also cooperate with efforts by insurance companies and plan administrators to limit excessive exchanges in their products.

Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will


                               9 Your Investment
share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--  SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.

The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell fund shares. The Fund's share price, however, will not change until the next time it is calculated.


[GRAPHIC OMITTED]



  Share Price Calculations

The price of a share of the Fund is the total value of the Fund's assets minus its liabilities, divided by the total number of Fund shares outstanding. Because the value of the Fund's securities changes every business day, the share price usually changes as well.

The Fund values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market markers. The Fund may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In certain cases, events that occur after markets have closed may render certain prices unreliable or reliable market quotes may not be available. When the Fund believes a market price does not reflect the amount that the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's net asset value calculation. The Fund may also use these methods to value securities that trade in a foreign market, especially if significant events that appear likely to affect the value of these securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.

The use of fair value estimates could affect the Fund's share price. Estimated fair value may involve greater reliance on the manager's judgment and available data bearing on the value of the security and the state of the markets, which may be incomplete. The estimated fair value of a security may differ from the value that would have been assigned to a security had other sources, such as the last trade price, been used and, because it is an estimate, it may not reflect the price that the Fund would actually obtain if it were to sell the security.


                               10 Your Investment

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.



--  FUND STRUCTURE
While Neuberger Berman Management Inc. and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.



--  DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.

How distributions and transactions are taxed -- -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Consult it for more information.


Other tax-related considerations -- -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

                               11 Your Investment

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  Insurance and Qualified Plan Expenses

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management Inc. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract or your qualified plan; for those fees, you will need to see the prospectus for your variable contract or your qualified plan documentation.


[GRAPHIC OMITTED]



  Distribution and Services

The Fund has a non-fee distribution plan that recognizes that Neuberger Berman Management Inc. may use its own resources, including revenues from fees paid to Neuberger Berman Management Inc. from the Fund, to pay expenses for services primarily intended to result in distribution of Fund shares.

Neuberger Berman Management Inc. may also pay insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants. These services may include providing information about the Fund, teleservicing support, and delivering Fund documents, among others. These payments may encourage intermediaries participating in the Fund to render services to variable contract owners and qualified plan participants, and may also provide incentive for the intermediaries to make the Fund's shares available to their current or prospective variable contract owners and qualified plan participants, and therefore promote distribution of the Fund's shares.

Neuberger Berman Management Inc. does not receive any separate fees from the Fund for making these payments.



--  PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end. The Fund's complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.


                               12 Your Investment

[GRAPHIC OMITTED]



Neuberger Berman Advisers Management Trust
Balanced Portfolio (Class I) Shares


If you'd like further details on this Fund you can request a free copy of the following documents:

Shareholder Reports -- The shareholder reports offer information about the Fund's recent performance, including:

--   a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affect the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

Statement of Additional Information (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Neuberger Berman, LLC


[GRAPHIC OMITTED]



      Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:


Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's web site at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

[GRAPHIC OMITTED]



      A0063 05/06 SEC file number: 811-4255


[GRAPHIC OMITTED]



Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nb.com

[GRAPHIC OMITTED]



PROSPECTUS - MAY 1, 2006

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

S CLASS SHARES
Fasciano Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST
Fasciano Portfolio...........................................................2


YOUR INVESTMENT
Buying and Selling Fund Shares...............................................8

Share Prices.................................................................9

Fund Structure..............................................................10

Distributions and Taxes.....................................................10

Portfolio Holdings Policy...................................................11



THIS PORTFOLIO:
-- is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
--  offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.(c) 2006 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman Advisers Management Trust

Fasciano Portfolio
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

The fund seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the fund.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. These stocks include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks. The Portfolio Manager currently looks for companies with:

--  strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon, and -- stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon.

In choosing companies that the Portfolio Manager believes are likely to achieve the fund's objective, the Portfolio Manager also will consider the company's overall business qualities. These qualities include the company's profitability and cash flow, financial condition, insider ownership, and stock valuation. In selecting companies that the Portfolio Manager believes may have greater potential to appreciate in price, the Portfolio Manager will invest the fund in smaller companies that are not closely followed by major Wall Street brokerage houses and large asset management firms.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


[GRAPHIC OMITTED]



  Small-Cap Stocks

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps over 60% of the time. However, small-caps have often fallen more severely during market downturns.


[GRAPHIC OMITTED]



  Growth vs. Value Investing

Value investors seek stocks trading at below market average prices based on earnings, book value, or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.

The Fund's blended investment approach seeks to lower risk by diversifying across companies and industries with growth and value characteristics, and can provide a core small-cap foundation within a diversified portfolio.


            2 Advisers Management Trust Fasciano Portfolio (Class I)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

The stocks of smaller companies in which the Fund invests are often more volatile and less liquid than the stocks of larger companies, and these companies:

--  may have a shorter history of operations than larger companies;
--  may not have as great an ability to raise additional capital;
-- may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

-- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor;
-- be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

The Fund will combine value and growth styles of investing.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

To the extent the Portfolio Manager commits a portion of the Fund's assets to mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

--  fluctuate more widely in price than the market as a whole
-- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

Other Risks

The Fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.


            3 Advisers Management Trust Fasciano Portfolio (Class I)

PERFORMANCE
[GRAPHIC OMITTED]



The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

Year-by-Year % Returns as of 12/31 each year
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]




     Best quarter: %
     Worst quarter: %



Average Annual Total % Returns as of 12/31/2005



                                   Since
                                 Inception
                        1 Year   7/12/2002
 Fasciano Portfolio
 Russell 2000 Index
 Index Description:
 The Russell 2000 Index is an unmanaged
index of U.S. small- cap stocks.

[GRAPHIC OMITTED]



  Performance Information

The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.


            4 Advisers Management Trust Fasciano Portfolio (Class I)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The fund does not charge you any fees for buying, selling, or exchanging shares. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the fund. Actual expenses paid by the fund may vary from year to year. You may participate in the fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the fund are not fixed or specified under the terms of your variable contract. The table does not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your plan administrator for more information.

Fee Table


 Shareholder Fees                              None

-----------
 Annual operating expenses (% of average net assets)*
 These are deducted from fund assets, so you pay them
indirectly.
            Management fees
 Plus:      Distribution (12b-1) fees
            Other expenses

-----------
 Equals:    Total annual operating expenses

-----------
 Minus:     Expense Reimbursements

-----------
 Equals:    Net expenses


Expense Example


The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the fee table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



              1 Year    3 Years    5 Years    10 Years
 Expenses    $         $          $          $

* Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 12/31/2008, so that the total annual operating expenses are limited to 1.40% of the fund's average daily net asset value. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund's annual operating expenses to exceed its expense limitation. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year's expenses.



[GRAPHIC OMITTED]


       INVESTMENT MANAGER
Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage over $148.9 billion in total assets (as of 12/31/2005) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2005, the management/administration fees paid to the Manager were -- -- -- % of average net assets.


            5 Advisers Management Trust Fasciano Portfolio (Class I)

PORTFOLIO MANAGER
Michael Fasciano is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC and has managed the fund's assets since its inception. Prior to joining Neuberger Berman, he managed Fasciano Fund, Inc. from its inception in 1988 to 2001.

Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of fund shares.


            6 Advisers Management Trust Fasciano Portfolio (Class I)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]





                   Year Ended December 31,                          2002(1)        2003      2004     2005
Per-share data ($)
Data apply to a single share throughout each period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                          Share price (NAV) at beginning of
                          period                                  10.00           9.92     12.40
                          Income from investment
Plus:                     operations
                          Net investment loss                    (0.01)         (0.08)    (0.08)
                          Net gains/losses - realized and
                          unrealized                             (0.07)           2.57      1.56
                          Subtotal: income from investment
                          operations                             (0.08)           2.49      1.48
Minus:                    Distributions to shareholders
                          Capital gain distributions                 -            0.01      0.04
Equals:                   Share price (NAV) at end of period       9.92          12.40     13.84

----------
Ratios (% of average net assets)
The ratios show the fund's expenses and net investment loss - as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.
Net expenses - actual                                             1.40(2)         1.40      1.40
Gross expenses(3)                                                38.27(2)         4.58      2.56
Expenses(4)                                                       1.40(2)         1.42      1.41
Net investment loss - actual                                     (0.31)(2)      (0.69)    (0.60)

----------
Other data
Total return shows how an investment in the fund would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(%)(5)(6)                                            (0.80)(7)       25.06     11.96
Net assets at end of period (in millions of dollars)               0.5            6.2      15.9
Portfolio turnover rate (%)                                         20             70        10

The figures above have been audited by Ernst & Young LLP, the fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) Period from 7/12/2002 (beginning of operations) to 12/31/2002.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management had not reimbursed/waived certain expenses.

(6) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies. Qualified plans that are direct shareholders of the fund are not affected by insurance related expenses.

(7) Not annualized.

            7 Advisers Management Trust Fasciano Portfolio (Class I)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
--  satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent exchanges in Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market- timing activities by Fund shareholders, the Fund's trustees have adopted market-timing policies and have approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that Neuberger Berman Management Inc. believes is trying to "time the market" or is otherwise making exchanges that Neuberger Berman Management Inc. believes to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any investment order or exchange; or change, suspend or revoke the exchange privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring exchange activity in the Fund, identifying excessive exchange patterns and warning or prohibiting shareholders who trade excessively from making further exchanges in Fund shares. In its efforts to limit excessive exchanges, it is the Fund's policy to limit excessive exchanges in a manner that applies to all investors consistently with no favorable treatment to any individual or group; however, the right reserved above could result in different treatment of different investors. Further, because the Fund and Neuberger Berman Management Inc. do not deal directly with variable contract owners or plan participants, and because market-timing activity may be detected after it occurs, there can be no assurance that the Fund or Neuberger Berman Management Inc. will mitigate or eliminate all market-timing activity. By their nature, insurance company separate accounts and qualified plans, for which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors or participants from the Fund. This makes it more difficult for the fund or Neuberger Berman Management Inc. to identify market-timing activity in the Fund.

Neuberger Berman Management Inc. may also seek the cooperation of insurance companies or qualified plan administrators in attempting to limit excessive exchanges by variable contract owners or qualified plan participants and the Fund will also cooperate with efforts by insurance companies and plan administrators to limit excessive exchanges in their products.

Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will


                               8 Your Investment
share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--  SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.

The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell fund shares. The Fund's share price, however, will not change until the next time it is calculated.


[GRAPHIC OMITTED]



  Share Price Calculations

The price of a share of the Fund is the total value of the Fund's assets minus its liabilities, divided by the total number of Fund shares outstanding. Because the value of the Fund's securities changes every business day, the share price usually changes as well.

The Fund values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market markers. The Fund may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In certain cases, events that occur after markets have closed may render certain prices unreliable or reliable market quotes may not be available. When the Fund believes a market price does not reflect the amount that the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's net asset value calculation. The Fund may also use these methods to value securities that trade in a foreign market, especially if significant events that appear likely to affect the value of these securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.

The use of fair value estimates could affect the Fund's share price. Estimated fair value may involve greater reliance on the manager's judgment and available data bearing on the value of the security and the state of the markets, which may be incomplete. The estimated fair value of a security may differ from the value that would have been assigned to a security had other sources, such as the last trade price, been used and, because it is an estimate, it may not reflect the price that the Fund would actually obtain if it were to sell the security.


                               9 Your Investment

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.



--  FUND STRUCTURE
While Neuberger Berman Management Inc. and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.



--  DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.

How distributions and transactions are taxed -- -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Consult it for more information.


Other tax-related considerations -- -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

                               10 Your Investment

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  Insurance and Qualified Plan Expenses

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management Inc. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract or your qualified plan; for those fees, you will need to see the prospectus for your variable contract or your qualified plan documentation.


[GRAPHIC OMITTED]



  Distribution and Services

Class S shares of the Fund have a Distribution and Shareholder Services Plan (also known as a "12b-1 plan") that provides for payment to Neuberger Berman Management Inc. of a fee in the amount of 0.25% ("12b-1 fee") per year of the Fund's assets. The 12b-1 fee compensates Neuberger Berman Management Inc. for distribution and shareholder services to the Fund. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges (which the Fund does not have).

Neuberger Berman Management Inc. may, in turn, pay all or a portion of the proceeds from the 12b-1 fee to insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. These services may include providing information about the Fund, teleservicing support, and delivering Fund documents, among others. Payment for these services may help promote the sale of the Fund's shares. Neuberger Berman Management Inc. may also use its own resources, including revenues from other fees paid to Neuberger Berman Management Inc. from the Fund, to pay expenses for services primarily intended to result in the distribution of the Fund's shares. Amounts paid to intermediaries may be greater or less than the 12b-1 fee paid to Neuberger Berman Management Inc. under the Distribution and Shareholder Services Plan. These payments may encourage intermediaries participating in the Fund to render services to variable contract owners and qualified plan participants, and may also provide incentive for the intermediaries to make the Fund's shares available to their current or prospective variable contract owners and qualified plan participants, and therefore promote distribution of the Fund's shares.



--  PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end. The Fund's complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.


                               11 Your Investment

[GRAPHIC OMITTED]



Neuberger Berman Advisers Management Trust
Fasciano Portfolio (Class S) Shares


If you'd like further details on this Fund you can request a free copy of the following documents:

Shareholder Reports -- The shareholder reports offer information about the Fund's recent performance, including:

--   a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affect the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

Statement of Additional Information (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Neuberger Berman, LLC


[GRAPHIC OMITTED]



      Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:


Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's web site at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

[GRAPHIC OMITTED]



      C0035 05/06 SEC file number: 811-4255


[GRAPHIC OMITTED]



Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nb.com

[GRAPHIC OMITTED]



PROSPECTUS - MAY 1, 2006

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

S CLASS SHARES
Focus Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST
Focus Portfolio..............................................................2


YOUR INVESTMENT
Buying and Selling Fund Shares...............................................8

Share Prices.................................................................9

Fund Structure..............................................................10

Distributions and Taxes.....................................................10

Portfolio Holdings Policy...................................................11



THIS PORTFOLIO:
-- is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
--  offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.(c) 2006 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman Advisers Management Trust

Focus Portfolio
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

The fund seeks long-term growth of capital.

To pursue this goal, the fund invests mainly in common stocks of companies of any size that fall within the following sectors:

--  autos and housing
--  consumer goods and services
--  defense and aerospace
--  energy
--  financial services
--  health care
--  heavy industry

--  machinery and equipment
--  media and entertainment
--  retailing
--  technology
--  transportation
--  utilities

At any given time, the fund intends to place most of its assets in those sectors that the Portfolio Managers believe are undervalued. The fund generally invests at least 90% of net assets in no more than six sectors, and may invest 50% or more of its assets in any one sector.

The Portfolio Managers look for undervalued companies. Factors in identifying these firms may include above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with investing in a small number of sectors.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


[GRAPHIC OMITTED]



  Industry Sectors

The economy is divided into sectors, each made up of related industries. By focusing on several sectors at a time, the Fund can add a measure of diversification and still pursue the performance potential of individual sectors.

To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. Although the Fund does not invest more than 25% of total assets in any one industry, the several industries that comprise a sector may all react in the same way to economic, political and regulatory events.


[GRAPHIC OMITTED]



  Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.


             2 Advisers Management Trust Focus Portfolio (Class S)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Because the Fund typically focuses on a few sectors at a time, its performance is likely to be disproportionately affected by the factors influencing those sectors.

To the extent the fund invests more heavily in one sector, the risks of that sector are magnified. The manager currently expects to invest more than 50% of the fund's total assets in the financial services sector. To the extent that the fund emphasizes a particular market capitalization, it takes on the associated risks. Mid- and small-cap stocks tend to be more volatile than large-cap stocks. At any given time, any one of these market capitalizations may be out of favor with investors. If the fund emphasizes that market capitalization, it could perform worse than certain other funds.

The fund is non-diversified. This means that the percentage of the fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the fund's risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Other Risks

The Fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.


             3 Advisers Management Trust Focus Portfolio (Class S)

PERFORMANCE
[GRAPHIC OMITTED]



The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

Year-by-Year % Returns as of 12/31 each year
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]




     Best quarter: %
     Worst quarter: %



Average Annual Total % Returns as of 12/31/2005



                                       Since
                                     Inception
                            1 Year   8/8/2002
 Focus Portfolio
 S&P 500 Index
 Russell 1000 Value Index
 Index Descriptions:
 The S&P 500 is an unmanaged index of U.S.
stocks.
 The Russell 1000 Value Index is an unmanaged
index of U.S. mid- and large-
 cap value stocks.

[GRAPHIC OMITTED]



  Performance Information

The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

As a frame of reference, the table includes broad-based indexes of the entire U.S. equity market and of the portion of that market the fund focuses on. The fund's performance figures include all of its expenses; the indexes do not include costs of investment.

The fund's performance shown above for 2003 was attained at a time where the asset size of the fund was small. The fund's net assets as of December 31, 2003 were $1,184,057.


             4 Advisers Management Trust Focus Portfolio (Class S)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The fund does not charge you any fees for buying, selling, or exchanging shares. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the fund. Actual expenses paid by the fund may vary from year to year. You may participate in the fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the fund are not fixed or specified under the terms of your variable contract. The table does not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your plan administrator for more information.

Fee Table


 Shareholder Fees                              None

-----------
 Annual operating expenses (% of average net assets)*
 These are deducted from fund assets, so you pay them
indirectly.
            Management fees
 Plus:      Distribution (12b-1) fees
            Other expenses

-----------
 Equals:    Total annual operating expenses

-----------
 Minus:     Expense reimbursement

-----------
 Equals:    Net expenses


Expense Example


The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the fee table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



              1 Year    3 Years    5 Years    10 Years
 Expenses    $         $          $          $

* Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 12/31/2008, so that the total annual operating expenses are limited to 1.25% of the fund's average daily net asset value. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund's annual operating expenses to exceed its expense limitation. Any such repayment must be made within three years after the year in which NBMI incurred the expense.



[GRAPHIC OMITTED]


       INVESTMENT MANAGER
Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage over $148.9 billion in total assets (as of 12/31/2005) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2005, the management/administration fees paid to the Manager were -- -- -- % of average net assets.


             5 Advisers Management Trust Focus Portfolio (Class S)

PORTFOLIO MANAGER
Robert B. Corman is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. He has managed the Fund's assets since September 2005 and previously co-managed the fund's assets from November 2003 to September 2005. He held senior positions in portfolio management at four other firms since 1981.

Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Managers and the Portfolio Manager's ownership of Fund shares.


             6 Advisers Management Trust Focus Portfolio (Class S)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]





                   Year Ended December 31,                          2002(1)        2003       2004     2005
Per-share data ($)
Data apply to a single share throughout each period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                          Share price (NAV) at beginning of
                          period                                  10.00          11.00      20.81
                          Income from investment
Plus:                     operations
                          Net investment loss                    (0.03)         (0.09)     (0.02)
                          Net gains/losses - realized and
                          unrealized                               1.03          10.03       0.93
                          Subtotal: income from investment
                          operations                               1.00           9.94       0.91
Minus:                    Distributions to shareholders
                          Capital gain distributions                 -            0.13       2.14
Equals:                   Share price (NAV) at end of period      11.00          20.81      19.58

----------
Ratios (% of average net assets)
The ratios show the fund's expenses and net investment loss - as they actually are as well as how they would have been if certain expense reimbursement and waiver and/or offset arrangements had not been in effect.
Net expenses - actual                                             1.25(2)         1.29       1.29
Gross expenses(3)                                                63.28(2)        12.48       8.20
Expenses(4)                                                       1.25(2)         1.32       1.30
Net investment loss - actual                                     (0.69)(2)      (0.51)     (0.12)

----------
Other data
Total return shows how an investment in the fund would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)(5)(6)                                           10.00(7)        90.42       6.21
Net assets at end of period (in millions of dollars)               0.2            1.2        1.2
Portfolio turnover rate (%)                                         63            101         33

The figures above have been audited by Ernst & Young LLP, the fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) Period from 8/8/2002 (beginning of operations) to 12/31/2002.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management had not reimbursed/waived certain expenses.

(6) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies. Qualified plans that are direct shareholders of the fund are not affected by insurance related expenses.

(7) Not annualized.

             7 Advisers Management Trust Focus Portfolio (Class S)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
--  satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent exchanges in Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market- timing activities by Fund shareholders, the Fund's trustees have adopted market-timing policies and have approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that Neuberger Berman Management Inc. believes is trying to "time the market" or is otherwise making exchanges that Neuberger Berman Management Inc. believes to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any investment order or exchange; or change, suspend or revoke the exchange privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring exchange activity in the Fund, identifying excessive exchange patterns and warning or prohibiting shareholders who trade excessively from making further exchanges in Fund shares. In its efforts to limit excessive exchanges, it is the Fund's policy to limit excessive exchanges in a manner that applies to all investors consistently with no favorable treatment to any individual or group; however, the right reserved above could result in different treatment of different investors. Further, because the Fund and Neuberger Berman Management Inc. do not deal directly with variable contract owners or plan participants, and because market-timing activity may be detected after it occurs, there can be no assurance that the Fund or Neuberger Berman Management Inc. will mitigate or eliminate all market-timing activity. By their nature, insurance company separate accounts and qualified plans, for which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors or participants from the Fund. This makes it more difficult for the fund or Neuberger Berman Management Inc. to identify market-timing activity in the Fund.

Neuberger Berman Management Inc. may also seek the cooperation of insurance companies or qualified plan administrators in attempting to limit excessive exchanges by variable contract owners or qualified plan participants and the Fund will also cooperate with efforts by insurance companies and plan administrators to limit excessive exchanges in their products.

Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will


                               8 Your Investment
share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--  SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.

The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell fund shares. The Fund's share price, however, will not change until the next time it is calculated.


[GRAPHIC OMITTED]



  Share Price Calculations

The price of a share of the Fund is the total value of the Fund's assets minus its liabilities, divided by the total number of Fund shares outstanding. Because the value of the Fund's securities changes every business day, the share price usually changes as well.

The Fund values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market markers. The Fund may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In certain cases, events that occur after markets have closed may render certain prices unreliable or reliable market quotes may not be available. When the Fund believes a market price does not reflect the amount that the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's net asset value calculation. The Fund may also use these methods to value securities that trade in a foreign market, especially if significant events that appear likely to affect the value of these securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.

The use of fair value estimates could affect the Fund's share price. Estimated fair value may involve greater reliance on the manager's judgment and available data bearing on the value of the security and the state of the markets, which may be incomplete. The estimated fair value of a security may differ from the value that would have been assigned to a security had other sources, such as the last trade price, been used and, because it is an estimate, it may not reflect the price that the Fund would actually obtain if it were to sell the security.


                               9 Your Investment

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.



--  FUND STRUCTURE
While Neuberger Berman Management Inc. and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.



--  DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.

How distributions and transactions are taxed -- -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Consult it for more information.


Other tax-related considerations -- -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

                               10 Your Investment

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  Insurance and Qualified Plan Expenses

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management Inc. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract or your qualified plan; for those fees, you will need to see the prospectus for your variable contract or your qualified plan documentation.


[GRAPHIC OMITTED]



  Distribution and Services

Class S shares of the Fund have a Distribution and Shareholder Services Plan (also known as a "12b-1 plan") that provides for payment to Neuberger Berman Management Inc. of a fee in the amount of 0.25% ("12b-1 fee") per year of the Fund's assets. The 12b-1 fee compensates Neuberger Berman Management Inc. for distribution and shareholder services to the Fund. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges (which the Fund does not have).

Neuberger Berman Management Inc. may, in turn, pay all or a portion of the proceeds from the 12b-1 fee to insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. These services may include providing information about the Fund, teleservicing support, and delivering Fund documents, among others. Payment for these services may help promote the sale of the Fund's shares. Neuberger Berman Management Inc. may also use its own resources, including revenues from other fees paid to Neuberger Berman Management Inc. from the Fund, to pay expenses for services primarily intended to result in the distribution of the Fund's shares. Amounts paid to intermediaries may be greater or less than the 12b-1 fee paid to Neuberger Berman Management Inc. under the Distribution and Shareholder Services Plan. These payments may encourage intermediaries participating in the Fund to render services to variable contract owners and qualified plan participants, and may also provide incentive for the intermediaries to make the Fund's shares available to their current or prospective variable contract owners and qualified plan participants, and therefore promote distribution of the Fund's shares.



--  PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end. The Fund's complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.


                               11 Your Investment

[GRAPHIC OMITTED]



Neuberger Berman Advisers Management Trust
Focus Portfolio (Class S) Shares


If you'd like further details on this Fund you can request a free copy of the following documents:

Shareholder Reports -- The shareholder reports offer information about the Fund's recent performance, including:

--   a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affect the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

Statement of Additional Information (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Neuberger Berman, LLC


[GRAPHIC OMITTED]



      Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:


Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's web site at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

[GRAPHIC OMITTED]



      C0036 05/06 SEC file number: 811-4255


[GRAPHIC OMITTED]



Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nb.com

[GRAPHIC OMITTED]



PROSPECTUS - MAY 1, 2006

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

I CLASS SHARES
Growth Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST
Growth Portfolio.............................................................2


YOUR INVESTMENT
Buying and Selling Fund Shares...............................................8

Share Prices.................................................................9

Fund Structure..............................................................10

Distributions and Taxes.....................................................10

Portfolio Holdings Policy...................................................11



THIS PORTFOLIO:
-- is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
--  offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.(c) 2006 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman Advisers Management Trust

Growth Portfolio
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund normally invests in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index. The fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Managers analyze such factors as:

--  financial condition (such as debt to equity ratio)
--  market share and competitive leadership of the company's products
--  earnings growth relative to competitors
-- market valuation in comparison to a stock's own historical norms and the stocks of other mid-cap companies

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


[GRAPHIC OMITTED]



  Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed in the market than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.


[GRAPHIC OMITTED]



  Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. Accordingly, the Fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.


             2 Advisers Management Trust Growth Portfolio (Class I)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

By focusing on mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

--  fluctuate more widely in price than the market as a whole
-- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The Fund's performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean lower performance due to increased brokerage costs.

Other Risks

The Fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.


             3 Advisers Management Trust Growth Portfolio (Class I)

PERFORMANCE
[GRAPHIC OMITTED]



The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

Year-by-Year % Returns as of 12/31 each year
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]




     Best quarter: %
     Worst quarter: %




Average Annual Total % Returns as of 12/31/2005



                            1 Year   5 Years   10 Years
 Growth Portfolio
 Russell Midcap Index
 Russell Midcap Growth
  Index
 S&P 500 Index*
 Index Descriptions:
 The Russell Midcap Index is an unmanaged index of U.S.
mid-cap stocks.
 The Russell Midcap Growth Index is an unmanaged index
of U.S. mid-cap
 growth stocks.
 The S&P 500 is an unmanaged index of U.S. stocks.

* The Fund has changed its broad-based index from the S&P 500 Index to the Russell Midcap Index to provide a more appropriate market comparison for the Fund's performance.


[GRAPHIC OMITTED]



  Performance Measures

The information on this page provides different measures of the Fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes broad-based indices of the entire U.S. equity market and of the portion of the market the Fund focuses on. The Fund's performance figures include all of its expenses; the indices do not include costs of investment.

Because the Fund had a policy of investing in stocks of all capitalizations and used a comparatively more value-oriented investment approach prior to July 1997, its performance might have been different if current policies had been in effect.


             4 Advisers Management Trust Growth Portfolio (Class I)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The fund does not charge you any fees for buying, selling, or exchanging shares. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the fund. Actual expenses paid by the fund may vary from year to year. You may participate in the fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the fund are not fixed or specified under the terms of your variable contract. The table does not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your plan administrator for more information.

Fee Table


 Shareholder Fees                              None

-----------
 Annual operating expenses (% of average net assets)*
 These are deducted from fund assets, so you pay them
indirectly.
            Management fees
 Plus:      Distribution (12b-1) fees          None
            Other expenses

-----------
 Equals:    Total annual operating expenses


Expense Example


The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the fee table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



              1 Year    3 Years    5 Years    10 Years
 Expenses    $         $          $          $

[GRAPHIC OMITTED]


       INVESTMENT MANAGER
Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage over $148.9 billion in total assets (as of 12/31/2005) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2005, the management/administration fees paid to the Manager were -- -- -- % of average net assets.



PORTFOLIO MANAGERS
The Fund is managed by a team headed by Jon D. Brorson, consisting of the following lead Portfolio Managers, each of whom has managed the fund since January 2003:

Jon D. Brorson, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has co-managed an equity mutual fund and managed other equity portfolios since 1990 for two other investment managers, where he also had responsibility for investment research, sales and trading.


             5 Advisers Management Trust Growth Portfolio (Class I)

Kenneth J. Turek, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of Fund shares.


             6 Advisers Management Trust Growth Portfolio (Class I)

FINANCIAL HIGHLIGHTS(1)
[GRAPHIC OMITTED]





                  Year Ended December 31,                       2001       2002       2003      2004     2005
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                          Share price (NAV) at beginning of
                          year                                 30.65      11.52      7.93     10.42
                          Income from investment
Plus:                     operations
                          Net investment loss                ( 0.07)    ( 0.06)    ( 0.05)   ( 0.06)
                          Net gains/losses - realized and
                          unrealized                         ( 7.41)    ( 3.53)      2.54      1.79
                          Subtotal: income from investment
                          operations                         ( 7.48)    ( 3.59)      2.49      1.73
Minus:                    Distributions to shareholders
                          Capital gain distributions           11.65         -         -         -
Equals:                   Share price (NAV) at end of year     11.52       7.93     10.42     12.15

----------
Ratios (% of average net assets)
The ratios show the fund's expenses and net investment loss - as they actually are as well as how they would have been if certain expense waiver and/or offset
arrangements had not been in effect.
Net expenses - actual                                           0.89       0.96      0.93      0.94
Gross expenses (2)                                                -          -       0.93      0.94
Expenses(3)                                                     0.89       0.96      0.94      0.96
Net investment loss - actual                                 ( 0.50)    ( 0.65)    ( 0.58)   ( 0.51)

----------
Other data
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)(4)(5)                                       (30.36)    (31.16)     31.40     16.60
Net assets at end of year (in millions of dollars)            356.2      185.8     214.9     208.1
Portfolio turnover rate (%)                                      91         97       149        83

The above figures have been audited by Ernst & Young LLP, the fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) Reflects income and expenses, including the fund's proportionate share of AMT Growth Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

(2) Shows what this ratio would have been if there had been no waiver of investment management fee.

(3) Shows what this ratio would have been if there had been no expense offset arrangements.

(4) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies. Qualified plans that are direct shareholders of the fund are not affected by insurance related expenses.

(5) Would have been lower if Neuberger Berman Management had not waived certain expenses.

             7 Advisers Management Trust Growth Portfolio (Class I)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
--  satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent exchanges in Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market- timing activities by Fund shareholders, the Fund's trustees have adopted market-timing policies and have approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that Neuberger Berman Management Inc. believes is trying to "time the market" or is otherwise making exchanges that Neuberger Berman Management Inc. believes to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any investment order or exchange; or change, suspend or revoke the exchange privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring exchange activity in the Fund, identifying excessive exchange patterns and warning or prohibiting shareholders who trade excessively from making further exchanges in Fund shares. In its efforts to limit excessive exchanges, it is the Fund's policy to limit excessive exchanges in a manner that applies to all investors consistently with no favorable treatment to any individual or group; however, the right reserved above could result in different treatment of different investors. Further, because the Fund and Neuberger Berman Management Inc. do not deal directly with variable contract owners or plan participants, and because market-timing activity may be detected after it occurs, there can be no assurance that the Fund or Neuberger Berman Management Inc. will mitigate or eliminate all market-timing activity. By their nature, insurance company separate accounts and qualified plans, for which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors or participants from the Fund. This makes it more difficult for the fund or Neuberger Berman Management Inc. to identify market-timing activity in the Fund.

Neuberger Berman Management Inc. may also seek the cooperation of insurance companies or qualified plan administrators in attempting to limit excessive exchanges by variable contract owners or qualified plan participants and the Fund will also cooperate with efforts by insurance companies and plan administrators to limit excessive exchanges in their products.

Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will


                               8 Your Investment
share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--  SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.

The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell fund shares. The Fund's share price, however, will not change until the next time it is calculated.


[GRAPHIC OMITTED]



  Share Price Calculations

The price of a share of the Fund is the total value of the Fund's assets minus its liabilities, divided by the total number of Fund shares outstanding. Because the value of the Fund's securities changes every business day, the share price usually changes as well.

The Fund values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market markers. The Fund may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In certain cases, events that occur after markets have closed may render certain prices unreliable or reliable market quotes may not be available. When the Fund believes a market price does not reflect the amount that the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's net asset value calculation. The Fund may also use these methods to value securities that trade in a foreign market, especially if significant events that appear likely to affect the value of these securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.

The use of fair value estimates could affect the Fund's share price. Estimated fair value may involve greater reliance on the manager's judgment and available data bearing on the value of the security and the state of the markets, which may be incomplete. The estimated fair value of a security may differ from the value that would have been assigned to a security had other sources, such as the last trade price, been used and, because it is an estimate, it may not reflect the price that the Fund would actually obtain if it were to sell the security.


                               9 Your Investment

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.



--  FUND STRUCTURE
While Neuberger Berman Management Inc. and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.



--  DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.

How distributions and transactions are taxed -- -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Consult it for more information.


Other tax-related considerations -- -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

                               10 Your Investment

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  Insurance and Qualified Plan Expenses

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management Inc. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract or your qualified plan; for those fees, you will need to see the prospectus for your variable contract or your qualified plan documentation.


[GRAPHIC OMITTED]



  Distribution and Services

The Fund has a non-fee distribution plan that recognizes that Neuberger Berman Management Inc. may use its own resources, including revenues from fees paid to Neuberger Berman Management Inc. from the Fund, to pay expenses for services primarily intended to result in distribution of Fund shares.

Neuberger Berman Management Inc. may also pay insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants. These services may include providing information about the Fund, teleservicing support, and delivering Fund documents, among others. These payments may encourage intermediaries participating in the Fund to render services to variable contract owners and qualified plan participants, and may also provide incentive for the intermediaries to make the Fund's shares available to their current or prospective variable contract owners and qualified plan participants, and therefore promote distribution of the Fund's shares.

Neuberger Berman Management Inc. does not receive any separate fees from the Fund for making these payments.



--  PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end. The Fund's complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.


                               11 Your Investment

[GRAPHIC OMITTED]



Neuberger Berman Advisers Management Trust
Growth Portfolio (Class I) Shares


If you'd like further details on this Fund you can request a free copy of the following documents:

Shareholder Reports -- The shareholder reports offer information about the Fund's recent performance, including:

--   a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affect the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

Statement of Additional Information (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Neuberger Berman, LLC


[GRAPHIC OMITTED]



      Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:


Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's web site at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

[GRAPHIC OMITTED]



      A0065 05/06 SEC file number: 811-4255


[GRAPHIC OMITTED]



Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nb.com

[GRAPHIC OMITTED]



PROSPECTUS - MAY 1, 2006

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

I CLASS SHARES
Guardian Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST
Guardian Portfolio (Class I).................................................2


YOUR INVESTMENT
Buying and Selling Fund Shares...............................................8

Share Prices.................................................................9

Fund Structure..............................................................10

Distributions and Taxes.....................................................10

Portfolio Holdings Policy...................................................11



THIS PORTFOLIO:
-- is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
--  offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.(c) 2006 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman Advisers Management Trust

Guardian Portfolio (Class I)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

The fund seeks long-term growth of capital; current income is a secondary goal.

To pursue these goals, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by investing across many different industries. The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

Through active trading, the fund may have a high portfolio turnover rate, which can mean lower performance due to increased brokerage costs.


[GRAPHIC OMITTED]



  Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.


[GRAPHIC OMITTED]



  Valuation Sensitive Investing

At any given time, there are companies whose stock prices are below their historic average, based on earnings, cash flow, or other financial measures. A valuation sensitive investor examines these companies, searching for those high quality businesses that may rise in price when other investors realize their worth.


            2 Advisers Management Trust Guardian Portfolio (Class I)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

To the extent that the Fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a valuation sensitive approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Other Risks

The Fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.


            3 Advisers Management Trust Guardian Portfolio (Class I)

PERFORMANCE
[GRAPHIC OMITTED]



The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

Year-by-Year % Returns as of 12/31 each year
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]




     Best quarter: %
     Worst quarter: %



Average Annual Total % Returns as of 12/31/2005



                                                   Since
                                                 Inception
                            1 Year    5 Years    11/3/1997
 Guardian Portfolio -
  Class I
 S&P 500 Index
 Index Description:
 The S&P 500 is an unmanaged index of U.S. stocks.

[GRAPHIC OMITTED]



  Performance Measures

The information on this page provides different measures of the Fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes a broad-based market index. The Fund's performance figures include all of its expenses; the index does not include costs of investment.

Because the Fund had a policy of investing mainly in large-cap stocks prior to December 2002, its performance during those times might have been different if current policies had been in effect.


            4 Advisers Management Trust Guardian Portfolio (Class I)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The fund does not charge you any fees for buying, selling, or exchanging shares. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the fund. Actual expenses paid by the fund may vary from year to year. You may participate in the fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the fund are not fixed or specified under the terms of your variable contract. The table does not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your plan administrator for more information.

Fee Table


 Shareholder Fees                              None

-----------
 Annual operating expenses (% of average net assets)*
 These are deducted from fund assets, so you pay them
indirectly.
            Management fees
 Plus:      Distribution (12b-1) fees          None
            Other expenses

-----------
 Equals:    Total annual operating expenses


Expense Example


The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the fee table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



              1 Year    3 Years    5 Years    10 Years
 Expenses    $         $          $          $

[GRAPHIC OMITTED]


       INVESTMENT MANAGER
Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage over $148.9 billion in total assets (as of 12/31/2005) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2005, the management/administration fees paid to the Manager were -- -- -- % of average net assets.



PORTFOLIO MANAGERS
Arthur Moretti is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Mr. Moretti joined each firm in 2001 and has managed the fund since December 2002. He was a portfolio manager and fund analyst at two other firms since 1991.

Ingrid S. Dyott is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. She has been an Associate Manager of the fund since December 2003 and has been a Portfolio Manager at Neuberger Berman since 1997. She was a research analyst and the project director for a social research group from 1995 to 1997.


            5 Advisers Management Trust Guardian Portfolio (Class I)

Sajjad S. Ladiwala is a Vice President of Neuberger Berman Management Inc. and Neuberger Berman, LLC. He has been an Associate Manager of the fund since December 2003. He held various positions as a financial analyst at two other firms since 1994.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of fund shares.


            6 Advisers Management Trust Guardian Portfolio (Class I)

FINANCIAL HIGHLIGHTS(1)
[GRAPHIC OMITTED]





                  Year Ended December 31,                       2001       2002       2003       2004     2005
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price
changed.
                          Share price (NAV) at beginning of
                          year                                15.93       14.64     10.70      13.98
                          Income from investment
Plus:                     operations
                          Net investment income                0.11        0.10      0.03       0.04
                          Net gains/losses - realized and
                          unrealized                         ( 0.33)    ( 3.95)      3.36       2.17
                          Subtotal: income from investment
                          operations                         ( 0.22)    ( 3.85)      3.39       2.21
Minus:                    Distributions to shareholders
                          Income dividends                     0.07        0.09      0.11       0.02
                          Capital gain distributions           1.00          -        -          -
                          Subtotal: distributions to
                          shareholders                         1.07        0.09      0.11       0.02
Equals:                   Share price (NAV) at end of year    14.64       10.70     13.98      16.17

----------
Ratios (% of average net assets)
The ratios show the fund's expenses and net investment income, as they actually are as well as how they would have been if certain expense reimbursement/repayment
and waiver and/or offset arrangements had not been in effect.
Net expenses - actual                                          0.99        0.98      0.97       0.97
Gross expenses(3)                                              0.97          -       0.98       0.97
Expenses(4)                                                    0.99        0.98      0.97       0.98
Net investment income - actual                                 0.74        0.81      0.25       0.25

----------
Other data
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)(5)(6)                                       ( 1.51)    (26.45)     31.76      15.81
Net assets at end of year (in millions of dollars)           190.8       140.3     169.2      177.3
Portfolio turnover rate (%)                                     79         147       58         24

The above figures have been audited by Ernst & Young LLP, the fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) Reflects income and expenses, including the fund's proportionate share of AMT Guardian Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

(2) May not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of fund shares in relation to fluctuating market values of the fund.

(3) Shows what this ratio would have been if there had been no expense reimbursement/repayment and/or waiver of investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies. Qualified plans that are direct shareholders of the fund are not affected by insurance related expenses.

(6) Would have been lower/higher if Neuberger Berman Management had not waived/recouped certain expenses.

            7 Advisers Management Trust Guardian Portfolio (Class I)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
--  satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent exchanges in Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market- timing activities by Fund shareholders, the Fund's trustees have adopted market-timing policies and have approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that Neuberger Berman Management Inc. believes is trying to "time the market" or is otherwise making exchanges that Neuberger Berman Management Inc. believes to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any investment order or exchange; or change, suspend or revoke the exchange privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring exchange activity in the Fund, identifying excessive exchange patterns and warning or prohibiting shareholders who trade excessively from making further exchanges in Fund shares. In its efforts to limit excessive exchanges, it is the Fund's policy to limit excessive exchanges in a manner that applies to all investors consistently with no favorable treatment to any individual or group; however, the right reserved above could result in different treatment of different investors. Further, because the Fund and Neuberger Berman Management Inc. do not deal directly with variable contract owners or plan participants, and because market-timing activity may be detected after it occurs, there can be no assurance that the Fund or Neuberger Berman Management Inc. will mitigate or eliminate all market-timing activity. By their nature, insurance company separate accounts and qualified plans, for which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors or participants from the Fund. This makes it more difficult for the fund or Neuberger Berman Management Inc. to identify market-timing activity in the Fund.

Neuberger Berman Management Inc. may also seek the cooperation of insurance companies or qualified plan administrators in attempting to limit excessive exchanges by variable contract owners or qualified plan participants and the Fund will also cooperate with efforts by insurance companies and plan administrators to limit excessive exchanges in their products.

Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will


                               8 Your Investment
share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--  SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.

The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell fund shares. The Fund's share price, however, will not change until the next time it is calculated.


[GRAPHIC OMITTED]



  Share Price Calculations

The price of a share of the Fund is the total value of the Fund's assets minus its liabilities, divided by the total number of Fund shares outstanding. Because the value of the Fund's securities changes every business day, the share price usually changes as well.

The Fund values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market markers. The Fund may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In certain cases, events that occur after markets have closed may render certain prices unreliable or reliable market quotes may not be available. When the Fund believes a market price does not reflect the amount that the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's net asset value calculation. The Fund may also use these methods to value securities that trade in a foreign market, especially if significant events that appear likely to affect the value of these securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.

The use of fair value estimates could affect the Fund's share price. Estimated fair value may involve greater reliance on the manager's judgment and available data bearing on the value of the security and the state of the markets, which may be incomplete. The estimated fair value of a security may differ from the value that would have been assigned to a security had other sources, such as the last trade price, been used and, because it is an estimate, it may not reflect the price that the Fund would actually obtain if it were to sell the security.


                               9 Your Investment

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.



--  FUND STRUCTURE
While Neuberger Berman Management Inc. and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.

The Fund uses a "multiple class" structure. The Fund offers Class I and Class S shares that have identical investment programs but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates only to Class I shares of the fund.



--  DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.

How distributions and transactions are taxed -- -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Consult it for more information.


Other tax-related considerations -- -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.


                               10 Your Investment

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  Insurance and Qualified Plan Expenses

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management Inc. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract or your qualified plan; for those fees, you will need to see the prospectus for your variable contract or your qualified plan documentation.


[GRAPHIC OMITTED]



  Distribution and Services

The Fund has a non-fee distribution plan that recognizes that Neuberger Berman Management Inc. may use its own resources, including revenues from fees paid to Neuberger Berman Management Inc. from the Fund, to pay expenses for services primarily intended to result in distribution of Fund shares.

Neuberger Berman Management Inc. may also pay insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants. These services may include providing information about the Fund, teleservicing support, and delivering Fund documents, among others. These payments may encourage intermediaries participating in the Fund to render services to variable contract owners and qualified plan participants, and may also provide incentive for the intermediaries to make the Fund's shares available to their current or prospective variable contract owners and qualified plan participants, and therefore promote distribution of the Fund's shares.

Neuberger Berman Management Inc. does not receive any separate fees from the Fund for making these payments.



--  PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end. The Fund's complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.


                               11 Your Investment

[GRAPHIC OMITTED]



Neuberger Berman Advisers Management Trust
Guardian Portfolio (Class I) Shares


If you'd like further details on this Fund you can request a free copy of the following documents:

Shareholder Reports -- The shareholder reports offer information about the Fund's recent performance, including:

--   a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affect the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

Statement of Additional Information (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Neuberger Berman, LLC


[GRAPHIC OMITTED]



      Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:


Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's web site at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

[GRAPHIC OMITTED]



      A0068 05/06 SEC file number: 811-4255


[GRAPHIC OMITTED]



Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nb.com

[GRAPHIC OMITTED]



PROSPECTUS - MAY 1, 2006

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

S CLASS SHARES
Guardian Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST
Guardian Portfolio (Class S).................................................2


YOUR INVESTMENT
Buying and Selling Fund Shares...............................................8

Share Prices.................................................................9

Fund Structure..............................................................10

Distributions and Taxes.....................................................10

Portfolio Holdings Policy...................................................11



THIS PORTFOLIO:
-- is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
--  offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.(c) 2006 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman Advisers Management Trust

Guardian Portfolio (Class S)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

The fund seeks long-term growth of capital; current income is a secondary goal.

To pursue these goals, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by investing across many different industries. The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

Through active trading, the fund may have a high portfolio turnover rate, which can mean lower performance due to increased brokerage costs.


[GRAPHIC OMITTED]



  Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.


[GRAPHIC OMITTED]



  Valuation Sensitive Investing

At any given time, there are companies whose stock prices are below their historic average, based on earnings, cash flow, or other financial measures. A valuation sensitive investor examines these companies, searching for those high quality businesses that may rise in price when other investors realize their worth.


            2 Advisers Management Trust Guardian Portfolio (Class S)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

To the extent that the Fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a valuation sensitive approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Other Risks

The Fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.


            3 Advisers Management Trust Guardian Portfolio (Class S)

PERFORMANCE
[GRAPHIC OMITTED]



The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

Year-by-Year % Returns as of 12/31 each year*
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]




     Best quarter: %
     Worst quarter: %



Average Annual Total % Returns as of 12/31/2005*



                                                   Since
                                                 Inception
                            1 Year    5 Years    11/3/1997
 Guardian
  Portfolio-Class S
 S&P 500 Index
 Index Description:
 The S&P 500 is an unmanaged index of U.S. stocks.

* Through 5/1/2000, Advisers Management Trust Guardian Portfolio was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown for the periods from 11/3/1997 to 5/1/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Advisers Management Trust Guardian Portfolio. Because Class S shares of the fund commenced operations on 8/2/2002, performance from the beginning of the measurement period shown above to 8/2/2002 is that of fund's Class I shares. Class I shares are not offered in this prospectus.


[GRAPHIC OMITTED]



  Performance Measures

The information on this page provides different measures of the Fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes a broad-based market index. The Fund's performance figures include all of its expenses; the index does not include costs of investment.

Because the Fund had a policy of investing mainly in large-cap stocks prior to December 2002, its performance during those times might have been different if current policies had been in effect.


            4 Advisers Management Trust Guardian Portfolio (Class S)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The fund does not charge you any fees for buying, selling, or exchanging shares. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the fund. Actual expenses paid by the fund may vary from year to year. You may participate in the fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the fund are not fixed or specified under the terms of your variable contract. The table does not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your plan administrator for more information.

Fee Table


 Shareholder Fees                              None

-----------
 Annual operating expenses (% of average net assets)*
 These are deducted from fund assets, so you pay them
indirectly.
            Management fees
 Plus:      Distribution (12b-1) fees
            Other expenses

-----------
 Equals:    Total annual operating expenses


Expense Example


The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the fee table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



              1 Year    3 Years    5 Years    10 Years
 Expenses    $         $          $          $

[GRAPHIC OMITTED]


       INVESTMENT MANAGER
Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage over $148.9 billion in total assets (as of 12/31/2005) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2005, the management/administration fees paid to the Manager were -- -- -- % of average net assets.



PORTFOLIO MANAGERS
Arthur Moretti is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Mr. Moretti joined each firm in 2001 and has managed the fund since December 2002. He was a portfolio manager and fund analyst at two other firms since 1991.

Ingrid S. Dyott is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. She has been an Associate Manager of the fund since December 2003 and has been a Portfolio Manager at Neuberger Berman since 1997. She was a research analyst and the project director for a social research group from 1995 to 1997.


            5 Advisers Management Trust Guardian Portfolio (Class S)

Sajjad S. Ladiwala is a Vice President of Neuberger Berman Management Inc. and Neuberger Berman, LLC. He has been an Associate Manager of the fund since December 2003. He held various positions as a financial analyst at two other firms since 1994.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of fund shares.


            6 Advisers Management Trust Guardian Portfolio (Class S)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]





                   Year Ended December 31,                          2002(1)        2003       2004     2005
Per-share data ($)
Data apply to a single share throughout the period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                          Share price (NAV) at beginning of
                          period                                  11.23         10.69      14.02
                          Income from investment
Plus:                     operations
                          Net investment income                    0.03          0.00       0.00
                          Net gains/losses - realized and
                          unrealized                             (0.57)          3.35       2.18
                          Subtotal: income from investment
                          operations                             (0.54)          3.35       2.18
                          Distributions to
Minus:                    shareholdersIncome dividends               -           0.02         -
Equals:                   Share price (NAV) at end of period      10.69         14.02      16.20

----------
Ratios (% of average net assets)
The ratios show the fund's expenses and net investment income, as they actually are as well as how they would have been if certain expense waiver and/or offset arrangements had not been in effect.
Net expenses - actual                                             1.24(2)        1.22       1.22
Gross expenses(3)                                                    -           1.22       1.22
Expenses(4)                                                       1.24(2)        1.22       1.23
Net investment income - actual                                    0.63(2)        0.02       0.03

----------
Other data
Total return shows how an investment in the fund would have performed over the period, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(%)(5)(6)                                            (4.81)(7)      31.39      15.55
Net assets at end of year (in millions of dollars)                 0.1           0.1        0.3
Portfolio turnover rate (%)                                        147            58         24

The above figures have been audited by Ernst & Young LLP, the fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) Period from 8/2/2002 (beginning of operations) to 12/31/2002.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no waiver of investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies. Qualified plans that are direct shareholders of the fund are not affected by insurance related expenses.

(6) Would have been lower if Neuberger Berman Management had not waived certain expenses.

(7) Not annualized.

            7 Advisers Management Trust Guardian Portfolio (Class S)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
--  satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent exchanges in Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market- timing activities by Fund shareholders, the Fund's trustees have adopted market-timing policies and have approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that Neuberger Berman Management Inc. believes is trying to "time the market" or is otherwise making exchanges that Neuberger Berman Management Inc. believes to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any investment order or exchange; or change, suspend or revoke the exchange privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring exchange activity in the Fund, identifying excessive exchange patterns and warning or prohibiting shareholders who trade excessively from making further exchanges in Fund shares. In its efforts to limit excessive exchanges, it is the Fund's policy to limit excessive exchanges in a manner that applies to all investors consistently with no favorable treatment to any individual or group; however, the right reserved above could result in different treatment of different investors. Further, because the Fund and Neuberger Berman Management Inc. do not deal directly with variable contract owners or plan participants, and because market-timing activity may be detected after it occurs, there can be no assurance that the Fund or Neuberger Berman Management Inc. will mitigate or eliminate all market-timing activity. By their nature, insurance company separate accounts and qualified plans, for which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors or participants from the Fund. This makes it more difficult for the fund or Neuberger Berman Management Inc. to identify market-timing activity in the Fund.

Neuberger Berman Management Inc. may also seek the cooperation of insurance companies or qualified plan administrators in attempting to limit excessive exchanges by variable contract owners or qualified plan participants and the Fund will also cooperate with efforts by insurance companies and plan administrators to limit excessive exchanges in their products.

Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will


                               8 Your Investment
share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--  SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.

The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell fund shares. The Fund's share price, however, will not change until the next time it is calculated.


[GRAPHIC OMITTED]



  Share Price Calculations

The price of a share of the Fund is the total value of the Fund's assets minus its liabilities, divided by the total number of Fund shares outstanding. Because the value of the Fund's securities changes every business day, the share price usually changes as well.

The Fund values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market markers. The Fund may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In certain cases, events that occur after markets have closed may render certain prices unreliable or reliable market quotes may not be available. When the Fund believes a market price does not reflect the amount that the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's net asset value calculation. The Fund may also use these methods to value securities that trade in a foreign market, especially if significant events that appear likely to affect the value of these securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.

The use of fair value estimates could affect the Fund's share price. Estimated fair value may involve greater reliance on the manager's judgment and available data bearing on the value of the security and the state of the markets, which may be incomplete. The estimated fair value of a security may differ from the value that would have been assigned to a security had other sources, such as the last trade price, been used and, because it is an estimate, it may not reflect the price that the Fund would actually obtain if it were to sell the security.


                               9 Your Investment

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.



--  FUND STRUCTURE
While Neuberger Berman Management Inc. and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.

The Fund uses a "multiple class" structure. The Fund offers Class I and Class S shares that have identical investment programs but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates only to Class S shares of the fund.



--  DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.

How distributions and transactions are taxed -- -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Consult it for more information.


Other tax-related considerations -- -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.


                               10 Your Investment

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  Insurance and Qualified Plan Expenses

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management Inc. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract or your qualified plan; for those fees, you will need to see the prospectus for your variable contract or your qualified plan documentation.


[GRAPHIC OMITTED]



  Distribution and Services

Class S shares of the Fund have a Distribution and Shareholder Services Plan (also known as a "12b-1 plan") that provides for payment to Neuberger Berman Management Inc. of a fee in the amount of 0.25% ("12b-1 fee") per year of the Fund's assets. The 12b-1 fee compensates Neuberger Berman Management Inc. for distribution and shareholder services to the Fund. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges (which the Fund does not have).

Neuberger Berman Management Inc. may, in turn, pay all or a portion of the proceeds from the 12b-1 fee to insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. These services may include providing information about the Fund, teleservicing support, and delivering Fund documents, among others. Payment for these services may help promote the sale of the Fund's shares. Neuberger Berman Management Inc. may also use its own resources, including revenues from other fees paid to Neuberger Berman Management Inc. from the Fund, to pay expenses for services primarily intended to result in the distribution of the Fund's shares. Amounts paid to intermediaries may be greater or less than the 12b-1 fee paid to Neuberger Berman Management Inc. under the Distribution and Shareholder Services Plan. These payments may encourage intermediaries participating in the Fund to render services to variable contract owners and qualified plan participants, and may also provide incentive for the intermediaries to make the Fund's shares available to their current or prospective variable contract owners and qualified plan participants, and therefore promote distribution of the Fund's shares.



--  PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end. The Fund's complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.


                               11 Your Investment

[GRAPHIC OMITTED]



Neuberger Berman Advisers Management Trust
Guardian Portfolio (Class S) Shares


If you'd like further details on this Fund you can request a free copy of the following documents:

Shareholder Reports -- The shareholder reports offer information about the Fund's recent performance, including:

--   a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affect the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

Statement of Additional Information (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Neuberger Berman, LLC


[GRAPHIC OMITTED]



      Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:


Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's web site at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

[GRAPHIC OMITTED]



      C0037 05/06 SEC file number: 811-4255


[GRAPHIC OMITTED]



Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nb.com

[GRAPHIC OMITTED]



PROSPECTUS - MAY 1, 2006

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

S CLASS SHARES
High Income Bond Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST
High Income Bond Portfolio...................................................2


YOUR INVESTMENT
Buying and Selling Fund Shares..............................................10

Share Prices................................................................11

Fund Structure..............................................................12

Distributions and Taxes.....................................................12

Portfolio Holdings Policy...................................................13



THIS PORTFOLIO:
-- is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
--  offers you the opportunity to participate in financial markets through a professionally managed bond portfolio
-- carries certain risks, including the risk that you could lose money if fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.(c) 2006 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman Advisers Management Trust

High Income Bond Portfolio
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

The fund seeks high total returns consistent with capital preservation.

To pursue this goal, the fund normally invests primarily in a diversified portfolio of intermediate- term, high-yield corporate bonds of U. S. issuers (including those sometimes known as "junk bonds") with maturities of 10 years or less rated at the time of investment "Baa1" to "B3" by Moody's Investors Service, Inc. ("Moody's"), or "BBB+" to "B-" by Standard & Poor's ("S&P"), or unrated bonds deemed by Neuberger Berman Management Inc. to be of comparable quality. Most of these bonds are below investment grade and, under rating agency guidelines, involve a greater risk than investment grade bonds that the issuer will default in the timely payment of interest and principal or fail to comply with the other terms of the contract over a period of time.

The fund focuses on high-yield bonds with a target yield of 300-500 basis points above the U.S. Treasury security of corresponding maturity, and seeks to maintain an average credit quality of "Ba3" by Moody's or "BB-" by S&P by concentrating on the middle to high end of the non- investment-grade spectrum. The fund invests its assets in a broad range of issuers and industries. The fund's portfolio normally expects to have an assumed dollar-weighted average maturity between five and seven years. The fund manages credit risk and minimizes interest rate risk through credit analysis, credit diversity and emphasis on short- to intermediate-term maturities. Depending on market and issuer specific conditions, the fund generally sells any bonds within a reasonable period of time after they fall below "B3" by Moody's or "B-" by S&P.


The fund is suitable for investors who seek a total return in excess of the return typically offered by U.S. Treasury securities and who are comfortable with the risks associated with investing in a portfolio made up primarily of intermediate-term, high-yield corporate bonds of U. S. issuers of the credit quality in which the fund invests.


[GRAPHIC OMITTED]



  High-Yield Bonds

"High-yield bonds" are fixed income securities rated in the lowest investment grade category (BBB/ Baa) or lower or unrated bonds deemed by the managers to be of comparable quality. These securities typically offer investors higher yields than other fixed income securities. The higher yields are justified by the weaker credit profiles of high-yield issuers as compared to investment grade issuers. High-yield bonds include debt obligations of all types issued by U.S. and non-U.S. corporate and governmental issuers, including bonds, debentures and notes, and preferred stocks that have priority over any other class of stock of the issuer as to the distribution of assets or the payment of dividends. A high-yield bond itself may be convertible into or exchangeable for equity securities, or it may carry with it the right to acquire equity securities evidenced by warrants attached to the bond or acquired as part of a unit with the bond.

The fund normally invests at least 80% of the sum of its net assets plus any borrowings for investment purposes in bonds and other debt securities. It will not alter this policy without providing shareholders at least 60 days' advance notice.


[GRAPHIC OMITTED]



  Debt Securities

Debt securities differ in their interest rates and maturities, among other factors. The fund manager's expectations as to future changes in interest rates will influence the maturity of the debt securities comprising the fund's portfolio. For example, if the fund manager expects interest rates to rise, he may


        2 Advisers Management Trust High Income Bond Portfolio (Class S) invest more heavily in bonds with shorter maturities, with the intention of benefiting the fund from purchases of longer-term bonds after rates have risen. Conversely, if the fund manager expects interest rates to fall, he may invest more heavily in bonds with longer maturities, with the intention of taking advantage of the high rates then available. Under normal market conditions, the fund manager anticipates that the fund's portfolio will have an assumed dollar-weighted average maturity between five and seven years. By maintaining such a maturity, over the course of a year the fund manager can reinvest approximately 20% of the fund's capital at current rates, reducing potential volatility in a changing interest rate environment.


        3 Advisers Management Trust High Income Bond Portfolio (Class S)

MAIN RISKS
[GRAPHIC OMITTED]



Much of the fund's performance depends on what happens in the high-yield bond market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on lower-rated bonds, the fund is subject to their risks, including the risk its holdings may:

-- fluctuate more widely in price and yield than investment-grade bonds -- fall in price during times when the economy is weak or is expected to become weak
--  be difficult to sell at the time and price the fund desires
--  require a greater degree of judgment to establish a price

The value of the fund's shares will fluctuate in response to:

-- changes in interest rates; although the link between interest rates and bond prices tends to be weaker with lower-rated bonds than with investment-grade bonds, generally when interest rates decline, the value of the fund's investments will rise; conversely, when interest rates rise, the value of the fund's investments will decline; as a general matter, the longer the maturity of the portfolio, the greater is the effect of interest rate change
--  changes in the actual and perceived creditworthiness of the issuers of the fund's investments
--  social, economic or political factors
--  factors affecting the industry in which a particular issuer operates, such as competition or technological advances
-- factors affecting an issuer directly, such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead

The fund will invest in bonds rated below investment grade. High-yield bonds involve a greater risk than investment grade bonds, including greater price volatility and a greater risk that the issuer of such bonds will default in the timely payment of principal and interest. In addition, the fund may engage in active and frequent trading to achieve its investment objective, which may result in increased transaction costs and adverse tax consequences.

Lower-rated bonds can be less liquid and therefore may carry higher transaction costs, which could affect the fund's performance.

Some debt securities in which the fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the fund holds callable securities and the issuers repay the securities early, the fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the fund likely would have to reinvest the proceeds of the payoff at then current yields, which will be lower than the yield of the callable security that was paid off.

Other Risks

The fund may use certain practices and securities involving additional risks.

The use of certain derivatives to hedge interest rate risk could affect fund performance if interest rates, or the derivatives, do not perform as expected.

Foreign securities could add to the ups and downs in the fund's share price, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high quality short-term debt instruments. This could help the fund avoid losses but may mean lost opportunities.


        4 Advisers Management Trust High Income Bond Portfolio (Class S)

PERFORMANCE OF A SIMILAR FUND
[GRAPHIC OMITTED]



Because the fund commenced investment operations on September 15, 2004, it does not have performance to report in this prospectus.

However, the fund has an investment objective, policies, limitations, and strategies substantially similar to those of, and the same managers as another mutual fund managed by Neuberger Berman Management Inc. called the Neuberger Berman High Income Bond Fund. The bar chart shows how the performance of Investor Class Shares of the Neuberger Berman High Income Bond Fund has varied from one year to another. The following table shows average annual total returns for the Neuberger Berman High Income Bond Fund, assuming reinvestment of all distributions, as well as the Lehman Brothers Intermediate Ba High Yield Index, which is pertinent to the Neuberger Berman High Income Bond Fund. The investor expenses of Neuberger Berman High Income Bond Fund are lower than those of the fund and thus its performance would typically be higher than the fund. This performance information does not reflect insurance product or qualified plan expenses or distribution (12b-1) and services fees. If they were reflected, returns would be less than those shown.

Year-by-Year % Returns as of 12/31 each year
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]




     Best quarter: %
     Worst quarter: %




Average Annual Total % Returns as of 12/31/2005



                              1      5       Since      10
                            Year   Years   4/1/1996*   Years
 Neuberger Berman
 High Income Bond
 Fund - Investor Class
 Lehman Brothers
 Intermediate Ba High
 Yield Index
 Index Description:
 The Lehman Brothers Intermediate Ba High Yield Index is an
unmanaged index
 composed of Ba rated bonds with maturities of less than 10
years.

* This fund is the successor to the Lipper High Income Bond Fund ("Lipper Fund"). Prior to September 7, 2002, the total return and year-by-year return data reflects performance of the Lipper Fund Premier Class for the period April 1, 1996 through September 6, 2002 and the performance of Lipper Fund's predecessor partnership for the period January 1, 1995 through March 31, 1996, as applicable. On April 1, 1996, Lipper Fund's predecessor partnership transferred its assets to Lipper Fund in exchange for Lipper Fund's Premier Class Shares. The investment policies, objectives, guidelines and restrictions of the fund are in all material respects equivalent to those of the Lipper Fund, which were in all material respects equivalent to those of its predecessor partnership. As mutual funds registered under the Investment Company Act of 1940 ("1940 Act"), the fund is, and Lipper Fund was, subject to certain restrictions under the 1940 Act and the Internal Revenue Code to which Lipper Fund's predecessor partnership was not subject. Had Lipper Fund's predecessor partnership been registered under the 1940 Act and been subject to the provisions of the 1940 Act and the Internal Revenue Code, its investment performance may have been adversely affected. Returns would have been lower if the manager of the Lipper Fund had not waived certain of its fees during the periods shown. The Lipper Fund was registered under the 1940 Act as of April 1, 1996.


[GRAPHIC OMITTED]



  Performance Information

The performance of Neuberger Berman High Income Bond Fund reflects that fund's expense ratio, and does not reflect any expenses or charges that apply to variable contracts, qualified plans, or distribution (12b-1) and service fees. Insurance expenses and charges and distribution (12b-1) and service fees would reduce performance. Although the objective, policies, limitations and strategies of the fund are substantially similar to that of Neuberger Berman High Income Bond Fund, the portfolio is a distinct mutual fund and may have different investment returns, portfolio holdings, and risk/return characteristics


        5 Advisers Management Trust High Income Bond Portfolio (Class S) than Neuberger Berman High Income Bond Fund. The historical performance of Neuberger Berman High Income Bond Fund is not indicative of future performance of the fund.

The performance representation relies on data supplied by Neuberger Berman Management Inc. or derived by Neuberger Berman Management Inc. from statistical services, reports or other sources it believes to be reliable.


        6 Advisers Management Trust High Income Bond Portfolio (Class S)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The fund does not charge you any fees for buying, selling, or exchanging shares. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the fund. Actual expenses paid by the fund may vary from year to year. You may participate in the fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the fund are not fixed or specified under the terms of your variable contract. The table does not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your plan administrator for more information.

Fee Table


 Shareholder Fees                              None

-----------
 Annual operating expenses (% of average net assets)*
 These are deducted from fund assets, so you pay them
indirectly.
            Management fees
 Plus:      Distribution (12b-1) fees
            Other expenses

-----------
 Equals:    Total annual operating expenses

-----------
 Minus:     Expense reimbursement

-----------
 Equals:    Net expenses


Expense Example


The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table at left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



              1 Year    3 Years    5 Years    10 Years
 Expenses    $         $          $          $

* Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 12/31/2008, so that the total annual operating expenses are limited to 1.10% of the fund's average daily net asset value. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund's annual operating expenses to exceed its expense limitation. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year's expenses.



[GRAPHIC OMITTED]


       INVESTMENT MANAGER
Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage over $148.9 billion in total assets (as of 12/31/2005) and continues an asset management history that began in 1939. The Fund pays Neuberger Berman Management Inc. management/administration fees at the rate of -- -- -- % of the Fund's average net assets.



PORTFOLIO MANAGERS
Ann H. Benjamin and Thomas P. O'Reilly, are Vice Presidents of Neuberger Berman Management Inc. and Managing Directors of Neuberger Berman, LLC. They have co-managed the fund's assets since October 2005. Ms. Benjamin and


        7 Advisers Management Trust High Income Bond Portfolio (Class S)

Mr. O'Reilly also manage high yield portfolios for Lehman Brothers Asset Management LLC and its predecessor, an affiliate of Neuberger Berman. They have managed money for Lehman Brother Asset Management LLC since 1977. Ms. Benjamin has been in the industry for over 24 years and Mr. O'Reilly for over 15 years.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of fund shares.


        8 Advisers Management Trust High Income Bond Portfolio (Class S)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]





                   Year Ended December 31,                         2004(1)      2005
Per-share data ($)
Data apply to a single share throughout each year indicated.
You can see what the fund earned (or lost), what it
distributed to
investors, and how its share price changed.
                           Share price (NAV) at beginning of
                           year                                  10.00
                           Income from investment
Plus:                      operations
                           Net investment income (loss)           0.13
                           Net gains/losses - realized and
                           unrealized                             0.11
                           Subtotal: income from investment
                           operations                             0.24
Minus:                     Distributions to shareholders
                           Income dividends                       0.14
                           Capital gain distributions             0.01
                           Subtotal: distributions to
                           shareholders                           0.15
Equals:                    Share price (NAV) at end of year      10.09

----------
Ratios (% of average net assets)
The ratios show the fund's expenses and net investment income
(loss) - as they actually are as well as how they would have been if certain expense reimbursement/waiver and offset
arrangements had not been in effect.
Net expenses - actual                                              1.10(2)
Gross expenses(3)                                                  4.64(2)
Expenses(4)                                                        1.13(2)
Net investment income (loss) - actual                              4.39(2)

----------
Other data
Total return shows how an investment in the fund would have
performed over each year, assuming all distributions
were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)(5)(6)                                             2.43(7)
Net assets at end of year (in millions of dollars)                  3.1
Portfolio turnover rate (%)                                         104

All of the above figures have been audited by Tait, Weller and Baker, the fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) Period from 9/15/2004 (beginning of operations) to 12/31/2004.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management had not reimbursed certain expenses.

(6) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies. Qualified plans that are direct shareholders of the fund are not affected by insurance related expenses.

(7) Not Annualized.

        9 Advisers Management Trust High Income Bond Portfolio (Class S)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
--  satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent exchanges in Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market- timing activities by Fund shareholders, the Fund's trustees have adopted market-timing policies and have approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that Neuberger Berman Management Inc. believes is trying to "time the market" or is otherwise making exchanges that Neuberger Berman Management Inc. believes to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any investment order or exchange; or change, suspend or revoke the exchange privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring exchange activity in the Fund, identifying excessive exchange patterns and warning or prohibiting shareholders who trade excessively from making further exchanges in Fund shares. In its efforts to limit excessive exchanges, it is the Fund's policy to limit excessive exchanges in a manner that applies to all investors consistently with no favorable treatment to any individual or group; however, the right reserved above could result in different treatment of different investors. Further, because the Fund and Neuberger Berman Management Inc. do not deal directly with variable contract owners or plan participants, and because market-timing activity may be detected after it occurs, there can be no assurance that the Fund or Neuberger Berman Management Inc. will mitigate or eliminate all market-timing activity. By their nature, insurance company separate accounts and qualified plans, for which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors or participants from the Fund. This makes it more difficult for the fund or Neuberger Berman Management Inc. to identify market-timing activity in the Fund.

Neuberger Berman Management Inc. may also seek the cooperation of insurance companies or qualified plan administrators in attempting to limit excessive exchanges by variable contract owners or qualified plan participants and the Fund will also cooperate with efforts by insurance companies and plan administrators to limit excessive exchanges in their products.

Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will


                               10 Your Investment
share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--  SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.

The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell fund shares. The Fund's share price, however, will not change until the next time it is calculated.


[GRAPHIC OMITTED]



  Share Price Calculations

The price of a share of the Fund is the total value of the Fund's assets minus its liabilities, divided by the total number of Fund shares outstanding. Because the value of the Fund's securities changes every business day, the share price usually changes as well.

The Fund values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market markers. The Fund may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In certain cases, events that occur after markets have closed may render certain prices unreliable or reliable market quotes may not be available. When the Fund believes a market price does not reflect the amount that the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's net asset value calculation. The Fund may also use these methods to value securities that trade in a foreign market, especially if significant events that appear likely to affect the value of these securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.

The use of fair value estimates could affect the Fund's share price. Estimated fair value may involve greater reliance on the manager's judgment and available data bearing on the value of the security and the state of the markets, which may be incomplete. The estimated fair value of a security may differ from the value that would have been assigned to a security had other sources, such as the last trade price, been used and, because it is an estimate, it may not reflect the price that the Fund would actually obtain if it were to sell the security.


                               11 Your Investment

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.



--  FUND STRUCTURE
While Neuberger Berman Management Inc. and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.



--  DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.

How distributions and transactions are taxed -- -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Consult it for more information.


Other tax-related considerations -- -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

                               12 Your Investment

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  Insurance and Qualified Plan Expenses

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management Inc. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract or your qualified plan; for those fees, you will need to see the prospectus for your variable contract or your qualified plan documentation.


[GRAPHIC OMITTED]



  Distribution and Services

Class S shares of the Fund have a Distribution and Shareholder Services Plan (also known as a "12b-1 plan") that provides for payment to Neuberger Berman Management Inc. of a fee in the amount of 0.25% ("12b-1 fee") per year of the Fund's assets. The 12b-1 fee compensates Neuberger Berman Management Inc. for distribution and shareholder services to the Fund. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges (which the Fund does not have).

Neuberger Berman Management Inc. may, in turn, pay all or a portion of the proceeds from the 12b-1 fee to insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. These services may include providing information about the Fund, teleservicing support, and delivering Fund documents, among others. Payment for these services may help promote the sale of the Fund's shares. Neuberger Berman Management Inc. may also use its own resources, including revenues from other fees paid to Neuberger Berman Management Inc. from the Fund, to pay expenses for services primarily intended to result in the distribution of the Fund's shares. Amounts paid to intermediaries may be greater or less than the 12b-1 fee paid to Neuberger Berman Management Inc. under the Distribution and Shareholder Services Plan. These payments may encourage intermediaries participating in the Fund to render services to variable contract owners and qualified plan participants, and may also provide incentive for the intermediaries to make the Fund's shares available to their current or prospective variable contract owners and qualified plan participants, and therefore promote distribution of the Fund's shares.



--  PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end. The Fund's complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.


                               13 Your Investment

[GRAPHIC OMITTED]



Neuberger Berman Advisers Management Trust
High Income Bond Portfolio (Class S) Shares


If you'd like further details on this Fund you can request a free copy of the following documents:

Shareholder Reports -- The shareholder reports offer information about the Fund's recent performance, including:

--   a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affect the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

Statement of Additional Information (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Neuberger Berman, LLC


[GRAPHIC OMITTED]



      Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:


Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's web site at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

[GRAPHIC OMITTED]



      E0397 05/06 SEC file number: 811-4255


[GRAPHIC OMITTED]



Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nb.com

[GRAPHIC OMITTED]



PROSPECTUS - MAY 1, 2006

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

S CLASS SHARES
International Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST
International Portfolio......................................................2


YOUR INVESTMENT
Buying and Selling Fund Shares...............................................8

Share Prices.................................................................9

Fund Structure..............................................................10

Distributions and Taxes.....................................................10

Redemption Fee..............................................................11

Portfolio Holdings Policy...................................................12



THIS PORTFOLIO:
-- is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
--  offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.(c) 2006 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman Advisers Management Trust

International Portfolio
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

The fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.

To pursue this goal, the fund invests mainly in foreign companies of any size, including companies in developed and emerging industrialized markets. The fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the Portfolio Managers look for well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The Portfolio Managers also consider the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


[GRAPHIC OMITTED]



  Foreign Stocks

There are many promising opportunities for investment outside the United States. These foreign markets often respond to different factors, and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth.


[GRAPHIC OMITTED]



  Growth vs. Value Investing

Value investors seek stocks trading at below market average prices based on earnings, book value, or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.


         2 Advisers Management Trust International Portfolio (Class S)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the fund's performance depends on what happens in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws (including tax laws), and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks -- sometimes for years. The fund could also underperform if the Portfolio Managers invest in countries or regions whose economic performance falls short.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

Mid- and small-cap stocks tend to be less liquid and more volatile than large-cap stocks. Any type of stock may underperform any other during a given period.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

Other Risks

The Fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. The Fund may use derivatives for hedging and for speculation. Hedging could reduce the Fund's losses from currency fluctuations, but could also reduce its gains. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss. A derivative instrument could fail to perform as expected. Any speculative investment could cause a loss for the Fund.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses but may mean lost opportunities.


         3 Advisers Management Trust International Portfolio (Class S)

PERFORMANCE OF A SIMILAR FUND
[GRAPHIC OMITTED]



Because the fund had not commenced investment operations as of December 31, 2005, it does not have performance to report in this prospectus.

However, the fund has an investment objective, policies, limitations, and strategies substantially similar to those of, and the same managers as another mutual fund managed by Neuberger Berman Management Inc. called the Neuberger Berman International Fund. The following table shows average annual total returns for the Neuberger Berman International Fund, assuming reinvestment of all distributions, as well as the EAFE Index, which is pertinent to the Neuberger Berman International Fund. The investor expenses of Neuberger Berman International Fund are lower than those of the fund and thus its performance would typically be higher than the fund. This performance information does not reflect insurance product or qualified plan expenses or distribution (12b-1) and services fees. If such information were reflected, returns would be less than those shown.

Year-by-Year % Returns as of 12/31 each year
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]




     Best quarter: %
     Worst quarter: %




Average Annual Total % Returns as of 12/31/2005



                            1 Year   5 Years   10 Years
 Neuberger Berman
 International Fund -
Investor
 Class
 EAFE Index
 Index Descriptions:
 The EAFE Index is an unmanaged index of stocks from
Europe, Australasia,
 and the Far East.

[GRAPHIC OMITTED]



  Performance Information

The performance of Neuberger Berman International Fund reflects that fund's expense ratio, and does not reflect any expenses or charges that apply to variable contracts, qualified plans, or distribution (12b-1) and service fees. Insurance expenses and charges and distribution (12b-1) and service fees would reduce performance. Although the objective, policies, limitations and strategies of the fund are substantially similar to that of Neuberger Berman International Fund, the portfolio is a distinct mutual fund and may have different investment returns, portfolio holdings, and risk/return characteristics than Neuberger Berman International Fund. The historical performance of Neuberger Berman International Fund is not indicative of future performance of the fund.

The performance representation relies on data supplied by Neuberger Berman Management Inc. or derived by Neuberger Berman Management Inc. from statistical services, reports or other sources it believes to be reliable.


         4 Advisers Management Trust International Portfolio (Class S)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The fund does not charge you any fees for buying shares, but charges a redemption fee of 1.00% when you sell or exchange shares held for less than 60 days. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the fund. Actual expenses paid by the fund may vary from year to year. You may participate in the fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the fund are not fixed or specified under the terms of your variable contract. The table does not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your plan administrator for more information.

Fee Table


 Shareholder Fees

--------------------------
 These are deducted directly from your investment.
 Redemption Fee
 (% of amount redeemed or exchanged)                        1.00
 This fee is charged on investments held 60 days or less, whether fund shares
 are redeemed or exchanged for shares of another fund. See "Redemption
Fee"
 below for more information.
 Annual operating expenses
 (% of average net assets)*
 These are deducted from fund assets, so you pay them indirectly.
                          Management fees                   1.15
 Plus:                    Distribution (12b-1) fees         0.25
                          Other expenses

--------------------------
 Equals:                  Total annual operating expenses

--------------------------
 Minus:                   Expense reimbursement

--------------------------
 Equals:                  Net Expenses                      2.00


Expense Example


The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the fee table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



             1 Year    3 Years
 Expenses   $         $

* Neuberger Berman Management Inc. (NBMI) has undertaken through December 31, 2008 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value of the fund. The expense limitation agreement is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the fund to exceed its contractual expense limitation. Moreover, NBMI has voluntarily committed to reimburse certain expenses, as stated above, for an additional 0.50% of the average daily net asset value of fund to maintain the fund's net operating expense ratio at 1.50%. NBMI may, at it sole discretion, terminate this voluntary additional reimbursement commitment without notice. The figures in the table are based on a net asset size of $25 million.



[GRAPHIC OMITTED]


       INVESTMENT MANAGER
Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger


         5 Advisers Management Trust International Portfolio (Class S)

Berman affiliates manage over $148.9 billion in total assets (as of 12/31/2005) and continue an asset management history that began in 1939.

The portfolio pays the following fees to Neuberger Berman Management Inc., all expressed as a percentage of the portfolio's average daily net assets: for investment management, 0.85% of the first $250 million; 0.825% of the next $250 million; 0.80% of the next $250 million; 0.775% of the next $250 million; 0.75% of the next $500 million; 0.725% of the next $1 billion; and 0.70% on assets over $2.5 billion; and 0.30% for administration. The portfolio's management agreements are written contracts and may be altered under certain circumstances. Neuberger Berman Management Inc. has agreed to limit the portfolio's expenses when certain annual operating expenses of the portfolio exceed the agreed-upon limit. See the Statement of Additional Information for more details.



PORTFOLIO MANAGERS
Benjamin Segal is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Segal joined the firm in 1999 and has been the Portfolio Manager since November 2003. Prior to that he was a co-Portfolio Manager since 2000. He was an assistant portfolio manager at another firm from 1997 to
1998. Prior to 1997, he held positions in international finance and consulting.

Milu E. Komer is a Vice President of Neuberger Berman Management Inc. and of Neuberger Berman, LLC. Ms. Komer joined the firm in 2001 and is the Associate Portfolio Manager of the fund. Prior to that, she held associate positions at other investment firms from 1998 to 2001.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of fund shares.


         6 Advisers Management Trust International Portfolio (Class S)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]



When this prospectus was prepared, the fund had not commenced operations and had no financial highlights to report.


         7 Advisers Management Trust International Portfolio (Class S)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
--  satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent exchanges in Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market- timing activities by Fund shareholders, the Fund's trustees have adopted market-timing policies and have approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that Neuberger Berman Management Inc. believes is trying to "time the market" or is otherwise making exchanges that Neuberger Berman Management Inc. believes to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any investment order or exchange; or change, suspend or revoke the exchange privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring exchange activity in the Fund, identifying excessive exchange patterns and warning or prohibiting shareholders who trade excessively from making further exchanges in Fund shares. In its efforts to limit excessive exchanges, it is the Fund's policy to limit excessive exchanges in a manner that applies to all investors consistently with no favorable treatment to any individual or group; however, the right reserved above could result in different treatment of different investors. Further, because the Fund and Neuberger Berman Management Inc. do not deal directly with variable contract owners or plan participants, and because market-timing activity may be detected after it occurs, there can be no assurance that the Fund or Neuberger Berman Management Inc. will mitigate or eliminate all market-timing activity. By their nature, insurance company separate accounts and qualified plans, for which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors or participants from the Fund. This makes it more difficult for the fund or Neuberger Berman Management Inc. to identify market-timing activity in the Fund.

Neuberger Berman Management Inc. may also seek the cooperation of insurance companies or qualified plan administrators in attempting to limit excessive exchanges by variable contract owners or qualified plan participants and the Fund will also cooperate with efforts by insurance companies and plan administrators to limit excessive exchanges in their products.

Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will


                               8 Your Investment
share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--  SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.

The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell fund shares. The Fund's share price, however, will not change until the next time it is calculated.


[GRAPHIC OMITTED]



  Share Price Calculations

The price of a share of the Fund is the total value of the Fund's assets minus its liabilities, divided by the total number of Fund shares outstanding. Because the value of the Fund's securities changes every business day, the share price usually changes as well.

The Fund values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market markers. The Fund may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In certain cases, events that occur after markets have closed may render certain prices unreliable or reliable market quotes may not be available. When the Fund believes a market price does not reflect the amount that the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's net asset value calculation. The Fund may also use these methods to value securities that trade in a foreign market, especially if significant events that appear likely to affect the value of these securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.

The use of fair value estimates could affect the Fund's share price. Estimated fair value may involve greater reliance on the manager's judgment and available data bearing on the value of the security and the state of the markets, which may be incomplete. The estimated fair value of a security may differ from the value that would have been assigned to a security had other sources, such as the last trade price, been used and, because it is an estimate, it may not reflect the price that the Fund would actually obtain if it were to sell the security.


                               9 Your Investment

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.



--  FUND STRUCTURE
While Neuberger Berman Management Inc. and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.



--  DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.

How distributions and transactions are taxed -- -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Consult it for more information.


Other tax-related considerations -- -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

                               10 Your Investment

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  Insurance and Qualified Plan Expenses

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management Inc. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract or your qualified plan; for those fees, you will need to see the prospectus for your variable contract or your qualified plan documentation.


[GRAPHIC OMITTED]



  Distribution and Services

Class S shares of the Fund have a Distribution and Shareholder Services Plan (also known as a "12b-1 plan") that provides for payment to Neuberger Berman Management Inc. of a fee in the amount of 0.25% ("12b-1 fee") per year of the Fund's assets. The 12b-1 fee compensates Neuberger Berman Management Inc. for distribution and shareholder services to the Fund. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges (which the Fund does not have).

Neuberger Berman Management Inc. may, in turn, pay all or a portion of the proceeds from the 12b-1 fee to insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. These services may include providing information about the Fund, teleservicing support, and delivering Fund documents, among others. Payment for these services may help promote the sale of the Fund's shares. Neuberger Berman Management Inc. may also use its own resources, including revenues from other fees paid to Neuberger Berman Management Inc. from the Fund, to pay expenses for services primarily intended to result in the distribution of the Fund's shares. Amounts paid to intermediaries may be greater or less than the 12b-1 fee paid to Neuberger Berman Management Inc. under the Distribution and Shareholder Services Plan. These payments may encourage intermediaries participating in the Fund to render services to variable contract owners and qualified plan participants, and may also provide incentive for the intermediaries to make the Fund's shares available to their current or prospective variable contract owners and qualified plan participants, and therefore promote distribution of the Fund's shares.



--  REDEMPTION FEE
If you sell your shares of the fund or exchange them for shares of another fund within 60 days or less of purchase, you will be charged a fee of 1.00% on the current net asset value of the shares sold or exchanged. The fee is paid to the fund to deter potential abusive short-term trading or market-timing activities in the fund and to offset costs associated with such trading or activity, such as portfolio transaction and administrative costs.

The fund uses a "first-in, first-out" method to determine how long you have held your fund shares. This means that if you bought shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

The fund will waive the redemption fee for certain types of transactions, such as scheduled and systematic redemptions; redemptions due to the movement of funds at annuitization of a variable product contract; redemptions resulting from the death of a contractholder; and otherwise as determined by the fund in its sole discretion.


                               11 Your Investment

--  PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end. The Fund's complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.


                               12 Your Investment

[GRAPHIC OMITTED]



Neuberger Berman Advisers Management Trust
International Portfolio (Class S) Shares


If you'd like further details on this Fund you can request a free copy of the following documents:

Shareholder Reports -- The shareholder reports offer information about the Fund's recent performance, including:

--   a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affect the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

Statement of Additional Information (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Neuberger Berman, LLC


[GRAPHIC OMITTED]



      Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:


Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's web site at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

[GRAPHIC OMITTED]



      A0070 05/06 SEC file number: 811-4255


[GRAPHIC OMITTED]



Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nb.com

[GRAPHIC OMITTED]



PROSPECTUS - MAY 1, 2006

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

I CLASS SHARES
Limited Maturity Bond Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio..............................................2


YOUR INVESTMENT
Buying and Selling Fund Shares...............................................8

Share Prices.................................................................9

Fund Structure..............................................................10

Distributions and Taxes.....................................................10

Portfolio Holdings Policy...................................................11



THIS PORTFOLIO:
-- is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
--  offers you the opportunity to participate in financial markets through a professionally managed bond portfolio
-- carries certain risks, including the risk that you could lose money if fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.(c) 2006 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman Advisers Management Trust

Limited Maturity Bond Portfolio
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

The fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

To pursue these goals, the fund invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities. To enhance yield and add diversification, the fund may invest up to 10% of its net assets in securities that are below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard & Poor's or, if unrated by either of these, deemed by the investment managers to be of comparable quality. When the Portfolio Managers believe there are attractive opportunities in foreign markets, the fund may also invest in foreign debt securities to enhance yield and/or total return.

The fund seeks to reduce credit risk by diversifying among many issuers and different types of securities. Although it may invest in securities of any maturity, under normal circumstances it maintains an average portfolio duration of four years or less.

The Portfolio Managers monitor national trends in the corporate and government securities markets, as well as a range of economic and financial factors. If particular sectors of the bond market appear relatively inexpensive, the Portfolio Managers may increase the fund's exposure in those sectors and decrease exposure in other sectors. The Portfolio Managers look for securities that appear under priced compared to securities of similar structure and credit quality. In choosing lower-rated securities, the managers generally look for bonds from issuers whose financial health appears comparatively strong, and that may have their credit ratings raised. The fund may sell securities if the Portfolio Managers find an opportunity they believe is more compelling or if the Portfolio Managers' outlook on the investment or the market changes.

The fund is authorized to change its goals without shareholder approval, although it does not currently intend to do so. The fund normally invests at least 80% of its net assets in bonds and other debt securities. The fund will not alter this policy without providing shareholders at least 60 days' advance notice.


[GRAPHIC OMITTED]



  Duration

Duration is a measure of a bond investment's sensitivity to changes in interest rates.

Typically, with a 1% change in interest rates, an investment's value may be expected to move in the opposite direction approximately 1% for each year of its duration.


[GRAPHIC OMITTED]



  Bond Ratings

Most large issuers obtain ratings for their bonds from one or more independent rating agencies, although many bonds of all quality levels remain unrated.

The fund considers bonds rated in the top four categories of credit quality by at least one rating agency (and unrated bonds deemed by the managers to be of comparable quality) to be investment grade. Bonds rated no higher than the fifth or sixth category (BB/Ba or B) are considered non-investment grade. Many of these "junk bonds" are actually issued by reputable companies and offer attractive yields.


     2 Advisers Management Trust Limited Maturity Bond Portfolio (Class I)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the fund's performance depends on what happens in the bond markets. The value of your investment will rise and fall, and you could lose money.

The fund's yield and total return will change with interest rate movements. When interest rates rise, the fund's share price will typically fall. The fund's sensitivity to this interest rate risk will increase with any increase in the fund's duration.

Some debt securities in which the fund may invest allow the issuer to repay them early; these are referred to as "callable securities." Issuers will often repay the obligation underlying a callable security when interest rates are low. Therefore, to the extent the fund holds callable securities and the issuers repay the securities early, the fund may not benefit fully from the increase in value that other debt securities experience when rates decline. In addition, the fund likely would have to reinvest the proceeds of the payoff at then current yields, which will be lower than the yield of the callable security that was paid off.

A downgrade or default affecting any of the fund's securities would affect the fund's performance. Performance could also be affected if unexpected interest rate trends cause the fund's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected. Higher interest rates generally result in slower payoffs, which effectively increase duration and heighten interest rate risk. When interest rates fall, many mortgages are refinanced, and mortgage-backed securities may be repaid early. Thus, the fund may not experience the increase in market value from these securities that normally accompanies a decline in interest rates.

Foreign securities could add to the ups and downs in the fund's share price, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

Over time, the fund may produce lower returns than stock investments and less conservative bond investments. Although the fund's average return has out paced inflation over the long term, it may not always do so. Your results relative to the rate of inflation will, of course, be affected by any taxes you pay on fund distributions.

Due to the fund's limited duration and the need to sometimes change allocation among sectors, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and increased transaction costs.

Other Risks

The fund may use certain practices and securities involving additional risks.

The use of certain derivatives to hedge interest rate risk or produce income could affect fund performance if interest rates, or the derivatives, do not perform as expected.

Not all securities issued or guaranteed by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by the Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. The U.S. government securities purchased by the fund may include mortgage-backed securities.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goals and invest substantially in high-quality, short-term debt instruments. This could help the fund avoid losses but may mean lost opportunities.


     3 Advisers Management Trust Limited Maturity Bond Portfolio (Class I)

PERFORMANCE
[GRAPHIC OMITTED]



The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

Year-by-Year % Returns as of 12/31 each year
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]




     Best quarter: %
     Worst quarter: %



Average Annual Total % Returns as of 12/31/2005



                            1 Year   5 Years   10 Years
 Limited Maturity Bond
 Portfolio
 Merrill Lynch 1-3 Year
 Treasury Index
 Index Description:
 The Merrill Lynch 1-3 Year Treasury Index is an
unmanaged index of U.S.
 Treasuries with maturities between 1 and 3 years.

[GRAPHIC OMITTED]



  Performance Measures

The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in fund shares and include all fund expenses.

The table compares the fund's return to those of a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

To obtain the fund's current yield, call 800-877-9700 or visit our website at www.nb.com. The current yield is the fund's net income over a 30-day period expressed as an annual rate of return.


     4 Advisers Management Trust Limited Maturity Bond Portfolio (Class I)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The fund does not charge you any fees for buying, selling, or exchanging shares. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the fund. Actual expenses paid by the fund may vary from year to year. You may participate in the fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the fund are not fixed or specified under the terms of your variable contract. The table does not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your plan administrator for more information.

Fee Table


 Shareholder Fees                              None

-----------
 Annual operating expenses (% of average net assets)*
 These are deducted from fund assets, so you pay them
indirectly.
            Management fees
 Plus:      Distribution (12b-1) fees          None
            Other expenses

-----------
 Equals:    Total annual operating expenses



Expense Example


The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the fee table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



              1 Year    3 Years    5 Years    10 Years
 Expenses    $         $          $          $

[GRAPHIC OMITTED]


       INVESTMENT MANAGER
Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage over $148.9 billion in total assets (as of 12/31/2005) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2005, the management/administration fees paid to the Manager were -- -- -- % of average net assets.



PORTFOLIO MANAGERS
Theodore P. Giuliano and John E. Dugenske, CFA, are Vice Presidents of Neuberger Berman Management Inc. and Managing Directors of Neuberger Berman, LLC. Mr. Giuliano is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. Prior to joining Neuberger Berman, Dugenske was Director of Research and Trading and a Managing Director at another investment firm from 1998-2003. Mr. Giuliano and Mr. Dugenske have been Portfolio Managers of the fund since 1996 and 2004, respectively.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of fund


     5 Advisers Management Trust Limited Maturity Bond Portfolio (Class I) shares.

     6 Advisers Management Trust Limited Maturity Bond Portfolio (Class I)

FINANCIAL HIGHLIGHTS(1)
[GRAPHIC OMITTED]





                  Year Ended December 31,                         2001         2002       2003       2004     2005
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price
changed.
                          Share price (NAV) at beginning of
                          year                                 13.19         13.47      13.50      13.20
                          Income from investment
Plus:                     operations
                          Net investment income                0.74(4)        0.53       0.37       0.30
                          Net gains/losses - realized and
                          unrealized                           0.37(4)        0.16     ( 0.05)    ( 0.20)
                          Subtotal: income from investment
                          operations                           1.11           0.69       0.32       0.10
Minus:                    Distributions to shareholders
                          Income dividends                     0.83           0.66       0.62       0.48
                          Subtotal: distributions to
                          shareholders                         0.83           0.66       0.62       0.48
Equals:                   Share price (NAV) at end of year    13.47          13.50      13.20      12.82

----------
Ratios (% of average net assets)
The ratios show the fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense offset arrangements had
not been in effect.
Net expenses - actual                                          0.73           0.76       0.74       0.73
Expenses(2)                                                    0.73           0.76       0.74       0.73
Net investment income - actual                                 5.63(4)        4.01       2.73       2.28

----------
Other data
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)(3)                                            8.78           5.34       2.42       0.78
Net assets at end of year (in millions of dollars)           292.8          372.6      306.4      323.4
Portfolio turnover rate (%)                                     89           120          84        132

The figures above have been audited by Ernst & Young LLP, the fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) Reflects income and expenses, including the fund's proportionate share of AMT Limited Maturity Bond Investment's income and expenses through April 30, 2000 under the prior master/
     feeder fund structure.

(2) Shows what this ratio would have been if there had been no expense offset arrangements.

(3) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies. Qualified plans that are direct shareholders of the fund are not affected by insurance related expenses.

(4) With the adoption of the AICPA Audit and Accounting Guide for Investment Companies, effective for annual financial statements issued for fiscal years beginning after December 15, 2000, net investment income per share decreased by $0.02, net gains or losses on securities increased by $0.02 and the ratio of net investment income to average net assets decreased by 0.11%.


     7 Advisers Management Trust Limited Maturity Bond Portfolio (Class I)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
--  satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent exchanges in Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market- timing activities by Fund shareholders, the Fund's trustees have adopted market-timing policies and have approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that Neuberger Berman Management Inc. believes is trying to "time the market" or is otherwise making exchanges that Neuberger Berman Management Inc. believes to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any investment order or exchange; or change, suspend or revoke the exchange privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring exchange activity in the Fund, identifying excessive exchange patterns and warning or prohibiting shareholders who trade excessively from making further exchanges in Fund shares. In its efforts to limit excessive exchanges, it is the Fund's policy to limit excessive exchanges in a manner that applies to all investors consistently with no favorable treatment to any individual or group; however, the right reserved above could result in different treatment of different investors. Further, because the Fund and Neuberger Berman Management Inc. do not deal directly with variable contract owners or plan participants, and because market-timing activity may be detected after it occurs, there can be no assurance that the Fund or Neuberger Berman Management Inc. will mitigate or eliminate all market-timing activity. By their nature, insurance company separate accounts and qualified plans, for which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors or participants from the Fund. This makes it more difficult for the fund or Neuberger Berman Management Inc. to identify market-timing activity in the Fund.

Neuberger Berman Management Inc. may also seek the cooperation of insurance companies or qualified plan administrators in attempting to limit excessive exchanges by variable contract owners or qualified plan participants and the Fund will also cooperate with efforts by insurance companies and plan administrators to limit excessive exchanges in their products.

Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will


                               8 Your Investment
share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--  SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.

The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell fund shares. The Fund's share price, however, will not change until the next time it is calculated.


[GRAPHIC OMITTED]



  Share Price Calculations

The price of a share of the Fund is the total value of the Fund's assets minus its liabilities, divided by the total number of Fund shares outstanding. Because the value of the Fund's securities changes every business day, the share price usually changes as well.

The Fund values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market markers. The Fund may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In certain cases, events that occur after markets have closed may render certain prices unreliable or reliable market quotes may not be available. When the Fund believes a market price does not reflect the amount that the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's net asset value calculation. The Fund may also use these methods to value securities that trade in a foreign market, especially if significant events that appear likely to affect the value of these securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.

The use of fair value estimates could affect the Fund's share price. Estimated fair value may involve greater reliance on the manager's judgment and available data bearing on the value of the security and the state of the markets, which may be incomplete. The estimated fair value of a security may differ from the value that would have been assigned to a security had other sources, such as the last trade price, been used and, because it is an estimate, it may not reflect the price that the Fund would actually obtain if it were to sell the security.


                               9 Your Investment

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.



--  FUND STRUCTURE
While Neuberger Berman Management Inc. and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.



--  DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.

How distributions and transactions are taxed -- -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Consult it for more information.


Other tax-related considerations -- -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

                               10 Your Investment

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  Insurance and Qualified Plan Expenses

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management Inc. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract or your qualified plan; for those fees, you will need to see the prospectus for your variable contract or your qualified plan documentation.


[GRAPHIC OMITTED]



  Distribution and Services

The Fund has a non-fee distribution plan that recognizes that Neuberger Berman Management Inc. may use its own resources, including revenues from fees paid to Neuberger Berman Management Inc. from the Fund, to pay expenses for services primarily intended to result in distribution of Fund shares.

Neuberger Berman Management Inc. may also pay insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants. These services may include providing information about the Fund, teleservicing support, and delivering Fund documents, among others. These payments may encourage intermediaries participating in the Fund to render services to variable contract owners and qualified plan participants, and may also provide incentive for the intermediaries to make the Fund's shares available to their current or prospective variable contract owners and qualified plan participants, and therefore promote distribution of the Fund's shares.

Neuberger Berman Management Inc. does not receive any separate fees from the Fund for making these payments.



--  PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end. The Fund's complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.


                               11 Your Investment

[GRAPHIC OMITTED]



Neuberger Berman Advisers Management Trust
Limited Maturity Bond Portfolio (Class I) Shares


If you'd like further details on this Fund you can request a free copy of the following documents:

Shareholder Reports -- The shareholder reports offer information about the Fund's recent performance, including:

--   a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affect the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

Statement of Additional Information (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Neuberger Berman, LLC


[GRAPHIC OMITTED]



      Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:


Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's web site at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

[GRAPHIC OMITTED]



      A0061 05/06 SEC file number: 811-4255


[GRAPHIC OMITTED]



Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nb.com

[GRAPHIC OMITTED]



PROSPECTUS - MAY 1, 2006

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

I CLASS SHARES
Mid-Cap Growth Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST
Mid-Cap Growth Portfolio (Class I)...........................................2


YOUR INVESTMENT
Buying and Selling Fund Shares...............................................8

Share Prices.................................................................9

Fund Structure..............................................................10

Distributions and Taxes.....................................................10

Portfolio Holdings Policy...................................................11



THIS PORTFOLIO:
-- is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
--  offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.(c) 2006 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman Advisers Management Trust

Mid-Cap Growth Portfolio (Class I)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

The fund seeks growth of capital.

Mid-capitalization companies are generally defined as those companies with a total market capitalization within the market capitalization range of the Russell Midcap Index.

The Portfolio Managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Managers analyze such factors as:

--  financial condition (such as debt to equity ratio)
--  market share and competitive leadership of the company's products
--  earnings growth relative to competitors
-- market valuation in comparison to a stock's own historical norms and the stocks of other mid-cap companies

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The fund will not alter its policy of investing at least 80% of its assets in stocks of mid-capitalization companies without providing at least 60 days' prior notice to shareholders.


[GRAPHIC OMITTED]



  Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed in the market than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.


[GRAPHIC OMITTED]



  Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. Accordingly, the Fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.


         2 Advisers Management Trust Mid-Cap Growth Portfolio (Class I)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

By focusing on mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

--  fluctuate more widely in price than the market as a whole
-- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The Fund's performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean lower performance due to increased brokerage costs.

Other Risks

The Fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.


         3 Advisers Management Trust Mid-Cap Growth Portfolio (Class I)

PERFORMANCE
[GRAPHIC OMITTED]



The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

Year-by-Year % Returns as of 12/31 each year
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]




     Best quarter:%
     Worst quarter: %



Average Annual Total % Returns as of 12/31/2005



                                                 Since
                                               Inception
                            1 Year   5 Years   11/3/1997
 Mid-Cap Growth
Portfolio -
 Class I
 Russell MidCap Index
 Russell Midcap Growth
  Index
 Index Descriptions:
 The Russell Midcap Index is an unmanaged index of U.S.
mid-cap stocks.
 The Russell Midcap Growth Index is an unmanaged index of
U.S. mid-cap
 growth stocks.

[GRAPHIC OMITTED]



  Performance Measures

The information on this page provides different measures of the Fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes broad-based indices of the U.S. mid-cap equity market and of the portion of that market the Fund focuses on. The Fund's performance figures include all of its expenses; the indices do not include costs of investment.


         4 Advisers Management Trust Mid-Cap Growth Portfolio (Class I)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The fund does not charge you any fees for buying, selling, or exchanging shares. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the fund. Actual expenses paid by the fund may vary from year to year. You may participate in the fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the fund are not fixed or specified under the terms of your variable contract. The table does not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your plan administrator for more information.

Fee Table


 Shareholder Fees                              None

-----------
 Annual operating expenses (% of average net assets)*
 These are deducted from fund assets, so you pay them
indirectly.
            Management fees
 Plus:      Distribution (12b-1) fees          None
            Other expenses

-----------
 Equals:    Total annual operating expenses


Expense Example


The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the fee table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



              1 Year    3 Years    5 Years    10 Years
 Expenses    $         $          $          $

[GRAPHIC OMITTED]


       INVESTMENT MANAGER
Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage over $148.9 billion in total assets (as of 12/31/2005) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2005, the management/administration fees paid to the Manager were -- -- -- % of average net assets.



PORTFOLIO MANAGERS
The Fund is managed by a team headed by Jon D. Brorson, consisting of the following lead Portfolio Managers, each of whom has managed the fund since January 2003:

Jon D. Brorson, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has co-managed an equity mutual fund and managed other equity portfolios since 1990 for two other investment managers, where he also had responsibility for investment research, sales and trading.


         5 Advisers Management Trust Mid-Cap Growth Portfolio (Class I)

Kenneth J. Turek, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of Fund shares.


         6 Advisers Management Trust Mid-Cap Growth Portfolio (Class I)

FINANCIAL HIGHLIGHTS(1)
[GRAPHIC OMITTED]





                  Year Ended December 31,                       2001       2002       2003       2004     2005
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price
changed.
                          Share price (NAV) at beginning of
                          year                                 22.48      16.94     11.97      15.33
                          Income from investment
Plus:                     operations
                          Net investment loss                ( 0.07)    ( 0.08)    ( 0.07)    ( 0.07)
                          Net gains/losses - realized and
                          unrealized                         ( 5.47)    ( 4.89)      3.43       2.57
                          Subtotal: income from investment
                          operations                         ( 5.54)    ( 4.97)      3.36       2.50
Minus:                    Distributions to shareholders
                          Capital gain distributions              -          -         -          -
Equals:                   Share price (NAV) at end of year     16.94      11.97     15.33      17.83

----------
Ratios (% of average net assets)
The ratios show the fund's expenses and net investment loss, as they actually are as well as how they would have been if certain expense reimbursement/repayment
and/or waiver and/or offset arrangements had not been in effect.
Net expenses - actual                                           0.91       0.95      0.88       0.90
Gross expenses(2)                                                 -          -       0.89       0.90
Expenses(3)                                                     0.91       0.95      0.89       0.92
Net investment loss - actual                                 ( 0.38)    ( 0.57)    ( 0.52)    ( 0.45)

----------
Other data
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(%)(4)(5)                                        (24.64)    (29.34)     28.07      16.31
Net assets at end of year (in millions of dollars)            530.7      362.2     459.7      543.3
Portfolio turnover rate (%)                                      99        124       161         92

The above figures have been audited by Ernst & Young LLP, the fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) Reflects income and expenses, including the fund's proportionate share of AMT Mid-Cap Growth Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

(2) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of investment management fee.

(3) Shows what this ratio would have been if there had been no expense offset arrangements.

(4) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies. Qualified plans that are direct shareholders of the fund are not affected by insurance related expenses.

(5) Would have been lower/higher if Neuberger Berman Management had not waived/recouped certain expenses.

         7 Advisers Management Trust Mid-Cap Growth Portfolio (Class I)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
--  satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent exchanges in Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market- timing activities by Fund shareholders, the Fund's trustees have adopted market-timing policies and have approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that Neuberger Berman Management Inc. believes is trying to "time the market" or is otherwise making exchanges that Neuberger Berman Management Inc. believes to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any investment order or exchange; or change, suspend or revoke the exchange privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring exchange activity in the Fund, identifying excessive exchange patterns and warning or prohibiting shareholders who trade excessively from making further exchanges in Fund shares. In its efforts to limit excessive exchanges, it is the Fund's policy to limit excessive exchanges in a manner that applies to all investors consistently with no favorable treatment to any individual or group; however, the right reserved above could result in different treatment of different investors. Further, because the Fund and Neuberger Berman Management Inc. do not deal directly with variable contract owners or plan participants, and because market-timing activity may be detected after it occurs, there can be no assurance that the Fund or Neuberger Berman Management Inc. will mitigate or eliminate all market-timing activity. By their nature, insurance company separate accounts and qualified plans, for which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors or participants from the Fund. This makes it more difficult for the fund or Neuberger Berman Management Inc. to identify market-timing activity in the Fund.

Neuberger Berman Management Inc. may also seek the cooperation of insurance companies or qualified plan administrators in attempting to limit excessive exchanges by variable contract owners or qualified plan participants and the Fund will also cooperate with efforts by insurance companies and plan administrators to limit excessive exchanges in their products.

Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will


                               8 Your Investment
share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--  SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.

The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell fund shares. The Fund's share price, however, will not change until the next time it is calculated.


[GRAPHIC OMITTED]



  Share Price Calculations

The price of a share of the Fund is the total value of the Fund's assets minus its liabilities, divided by the total number of Fund shares outstanding. Because the value of the Fund's securities changes every business day, the share price usually changes as well.

The Fund values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market markers. The Fund may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In certain cases, events that occur after markets have closed may render certain prices unreliable or reliable market quotes may not be available. When the Fund believes a market price does not reflect the amount that the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's net asset value calculation. The Fund may also use these methods to value securities that trade in a foreign market, especially if significant events that appear likely to affect the value of these securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.

The use of fair value estimates could affect the Fund's share price. Estimated fair value may involve greater reliance on the manager's judgment and available data bearing on the value of the security and the state of the markets, which may be incomplete. The estimated fair value of a security may differ from the value that would have been assigned to a security had other sources, such as the last trade price, been used and, because it is an estimate, it may not reflect the price that the Fund would actually obtain if it were to sell the security.


                               9 Your Investment

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.



--  FUND STRUCTURE
While Neuberger Berman Management Inc. and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.

The Fund uses a "multiple class" structure. The Fund offers Class I and Class S shares that have identical investment programs but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates only to Class I shares of the fund.



--  DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.

How distributions and transactions are taxed -- -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Consult it for more information.


Other tax-related considerations -- -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.


                               10 Your Investment

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  Insurance and Qualified Plan Expenses

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management Inc. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract or your qualified plan; for those fees, you will need to see the prospectus for your variable contract or your qualified plan documentation.


[GRAPHIC OMITTED]



  Distribution and Services

The Fund has a non-fee distribution plan that recognizes that Neuberger Berman Management Inc. may use its own resources, including revenues from fees paid to Neuberger Berman Management Inc. from the Fund, to pay expenses for services primarily intended to result in distribution of Fund shares.

Neuberger Berman Management Inc. may also pay insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants. These services may include providing information about the Fund, teleservicing support, and delivering Fund documents, among others. These payments may encourage intermediaries participating in the Fund to render services to variable contract owners and qualified plan participants, and may also provide incentive for the intermediaries to make the Fund's shares available to their current or prospective variable contract owners and qualified plan participants, and therefore promote distribution of the Fund's shares.

Neuberger Berman Management Inc. does not receive any separate fees from the Fund for making these payments.



--  PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end. The Fund's complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.


                               11 Your Investment

[GRAPHIC OMITTED]



Neuberger Berman Advisers Management Trust
Mid-Cap Growth Portfolio (Class I) Shares


If you'd like further details on this Fund you can request a free copy of the following documents:

Shareholder Reports -- The shareholder reports offer information about the Fund's recent performance, including:

--   a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affect the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

Statement of Additional Information (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Neuberger Berman, LLC


[GRAPHIC OMITTED]



      Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:


Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's web site at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

[GRAPHIC OMITTED]



      A0067 05/06 SEC file number: 811-4255


[GRAPHIC OMITTED]



Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nb.com

[GRAPHIC OMITTED]



PROSPECTUS - MAY 1, 2006

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

S CLASS SHARES
Mid-Cap Growth Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST
Mid-Cap Growth Portfolio (Class S)...........................................2


YOUR INVESTMENT
Buying and Selling Fund Shares...............................................8

Share Prices.................................................................9

Fund Structure..............................................................10

Distributions and Taxes.....................................................10

Portfolio Holdings Policy...................................................11



THIS PORTFOLIO:
-- is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
--  offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.(c) 2006 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman Advisers Management Trust

Mid-Cap Growth Portfolio (Class S)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

The fund seeks growth of capital.

Mid-capitalization companies are generally defined as those companies with a total market capitalization within the market capitalization range of the Russell Midcap Index.

The Portfolio Managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, they look for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Managers analyze such factors as:

--  financial condition (such as debt to equity ratio)
--  market share and competitive leadership of the company's products
--  earnings growth relative to competitors
-- market valuation in comparison to a stock's own historical norms and the stocks of other mid-cap companies

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it fails to perform as expected, or when other opportunities appear more attractive.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The fund will not alter its policy of investing at least 80% of its assets in stocks of mid-capitalization companies without providing at least 60 days' prior notice to shareholders.


[GRAPHIC OMITTED]



  Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed in the market than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.


[GRAPHIC OMITTED]



  Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries. Accordingly, the Fund at times may invest a greater portion of its assets in particular industries or sectors than other funds do.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.


         2 Advisers Management Trust Mid-Cap Growth Portfolio (Class S)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

By focusing on mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

--  fluctuate more widely in price than the market as a whole
-- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

The Fund's performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean lower performance due to increased brokerage costs.

Other Risks

The Fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.


         3 Advisers Management Trust Mid-Cap Growth Portfolio (Class S)

PERFORMANCE
[GRAPHIC OMITTED]



The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

Year-by-Year % Returns as of 12/31 each year*
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]




     Best quarter: %
     Worst quarter: %




Average Annual Total % Returns as of 12/31/2004*



                                                 Since
                                               Inception
                            1 Year   5 Years   11/3/1997
 Mid-Cap Growth
Portfolio -
 Class S
 Russell Midcap Index
 Russell Midcap Growth
  Index
 Index Descriptions:
 The Russell Midcap Index in an unmanaged index of U.S.
mid-cap stocks.
 The Russell Midcap Growth Index is an unmanaged index of
U.S. mid-cap
 growth stocks.

* Because Class S shares of the fund commenced operations on February 18, 2003, performance from the beginning of the measurement period shown above to 2/18/2003 is that of fund's Class I shares. Class I shares are not offered in this prospectus.


[GRAPHIC OMITTED]



  Performance Measures

The information on this page provides different measures of the Fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes broad-based indices of the U.S. mid-cap equity market and of the portion of that market the Fund focuses on. The Fund's performance figures include all of its expenses; the indices do not include costs of investment.


         4 Advisers Management Trust Mid-Cap Growth Portfolio (Class S)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The fund does not charge you any fees for buying, selling, or exchanging shares. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the fund. Actual expenses paid by the fund may vary from year to year. You may participate in the fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the fund are not fixed or specified under the terms of your variable contract. The table does not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your plan administrator for more information.

Fee Table


 Shareholder Fees                              None

-----------
 Annual operating expenses (% of average net assets)*
 These are deducted from fund assets, so you pay them
indirectly.
            Management fees
 Plus:      Distribution (12b-1) fees
            Other expenses

-----------
 Equals:    Total annual operating expenses


Expense Example


The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the fee table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



              1 Year    3 Years    5 Years    10 Years
 Expenses    $         $          $          $

[GRAPHIC OMITTED]


       INVESTMENT MANAGER
Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage over $148.9 billion in total assets (as of 12/31/2005) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2005, the management/administration fees paid to the Manager were -- -- -- % of average net assets.



PORTFOLIO MANAGERS
The Fund is managed by a team headed by Jon D. Brorson, consisting of the following lead Portfolio Managers, each of whom has managed the fund since January 2003:

Jon D. Brorson, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has co-managed an equity mutual fund and managed other equity portfolios since 1990 for two other investment managers, where he also had responsibility for investment research, sales and trading.


         5 Advisers Management Trust Mid-Cap Growth Portfolio (Class S)

Kenneth J. Turek, a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC, has managed or co-managed two equity mutual funds and other equity portfolios for several other investment managers since 1985.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of Fund shares.


         6 Advisers Management Trust Mid-Cap Growth Portfolio (Class S)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]





                  Year Ended December 31,                         2003(1)        2004     2005
Per-share data ($)
Data apply to a single share throughout each period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                          Share price (NAV) at beginning of
                          year                                  11.15          15.28
                          Income from investment
Plus:                     operations
                          Net investment loss                  (0.09)         (0.11)
                          Net gains/losses - realized and
                          unrealized                             4.22           2.56
                          Subtotal: income from investment
                          operations                             4.13           2.45
Equals:                   Share price (NAV) at end of year      15.28          17.73

----------
Ratios (% of average net assets)
The ratios show the fund's expenses and net investment loss, as they actually are as well as how they would have been if certain expense reimbursement/repayment and/or waiver and/or offset arrangements had not been in effect.
Net expenses - actual                                           1.11(2)         1.15
Gross expenses(3)                                               1.11(2)         1.16
Expenses(4)                                                     1.13(2)         1.17
Net investment loss - actual                                   (0.71)(2)      (0.70)

----------
Other data
Total return shows how an investment in the fund would have performed over the period, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return(%)(5)(6)                                          37.04(7)        16.03
Net assets at end of year (in millions of dollars)               6.3           15.0
Portfolio turnover rate (%)                                      161             92

The above figures have been audited by Ernst & Young LLP, the fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) Period from 2/18/03 (beginning of operations) to 12/31/03.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no waiver of investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies. Qualified plans that are direct shareholders of the fund are not affected by insurance related expenses.

(6) Would have been lower if Neuberger Berman Management had not waived certain expenses.

(7) Not annualized.

         7 Advisers Management Trust Mid-Cap Growth Portfolio (Class S)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
--  satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent exchanges in Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market- timing activities by Fund shareholders, the Fund's trustees have adopted market-timing policies and have approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that Neuberger Berman Management Inc. believes is trying to "time the market" or is otherwise making exchanges that Neuberger Berman Management Inc. believes to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any investment order or exchange; or change, suspend or revoke the exchange privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring exchange activity in the Fund, identifying excessive exchange patterns and warning or prohibiting shareholders who trade excessively from making further exchanges in Fund shares. In its efforts to limit excessive exchanges, it is the Fund's policy to limit excessive exchanges in a manner that applies to all investors consistently with no favorable treatment to any individual or group; however, the right reserved above could result in different treatment of different investors. Further, because the Fund and Neuberger Berman Management Inc. do not deal directly with variable contract owners or plan participants, and because market-timing activity may be detected after it occurs, there can be no assurance that the Fund or Neuberger Berman Management Inc. will mitigate or eliminate all market-timing activity. By their nature, insurance company separate accounts and qualified plans, for which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors or participants from the Fund. This makes it more difficult for the fund or Neuberger Berman Management Inc. to identify market-timing activity in the Fund.

Neuberger Berman Management Inc. may also seek the cooperation of insurance companies or qualified plan administrators in attempting to limit excessive exchanges by variable contract owners or qualified plan participants and the Fund will also cooperate with efforts by insurance companies and plan administrators to limit excessive exchanges in their products.

Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will


                               8 Your Investment
share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--  SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.

The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell fund shares. The Fund's share price, however, will not change until the next time it is calculated.


[GRAPHIC OMITTED]



  Share Price Calculations

The price of a share of the Fund is the total value of the Fund's assets minus its liabilities, divided by the total number of Fund shares outstanding. Because the value of the Fund's securities changes every business day, the share price usually changes as well.

The Fund values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market markers. The Fund may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In certain cases, events that occur after markets have closed may render certain prices unreliable or reliable market quotes may not be available. When the Fund believes a market price does not reflect the amount that the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's net asset value calculation. The Fund may also use these methods to value securities that trade in a foreign market, especially if significant events that appear likely to affect the value of these securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.

The use of fair value estimates could affect the Fund's share price. Estimated fair value may involve greater reliance on the manager's judgment and available data bearing on the value of the security and the state of the markets, which may be incomplete. The estimated fair value of a security may differ from the value that would have been assigned to a security had other sources, such as the last trade price, been used and, because it is an estimate, it may not reflect the price that the Fund would actually obtain if it were to sell the security.


                               9 Your Investment

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.



--  FUND STRUCTURE
While Neuberger Berman Management Inc. and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.

The Fund uses a "multiple class" structure. The Fund offers Class I and Class S shares that have identical investment programs but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates only to Class S shares of the fund.



--  DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.

How distributions and transactions are taxed -- -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Consult it for more information.


Other tax-related considerations -- -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.


                               10 Your Investment

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  Insurance and Qualified Plan Expenses

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management Inc. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract or your qualified plan; for those fees, you will need to see the prospectus for your variable contract or your qualified plan documentation.


[GRAPHIC OMITTED]



  Distribution and Services

Class S shares of the Fund have a Distribution and Shareholder Services Plan (also known as a "12b-1 plan") that provides for payment to Neuberger Berman Management Inc. of a fee in the amount of 0.25% ("12b-1 fee") per year of the Fund's assets. The 12b-1 fee compensates Neuberger Berman Management Inc. for distribution and shareholder services to the Fund. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges (which the Fund does not have).

Neuberger Berman Management Inc. may, in turn, pay all or a portion of the proceeds from the 12b-1 fee to insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. These services may include providing information about the Fund, teleservicing support, and delivering Fund documents, among others. Payment for these services may help promote the sale of the Fund's shares. Neuberger Berman Management Inc. may also use its own resources, including revenues from other fees paid to Neuberger Berman Management Inc. from the Fund, to pay expenses for services primarily intended to result in the distribution of the Fund's shares. Amounts paid to intermediaries may be greater or less than the 12b-1 fee paid to Neuberger Berman Management Inc. under the Distribution and Shareholder Services Plan. These payments may encourage intermediaries participating in the Fund to render services to variable contract owners and qualified plan participants, and may also provide incentive for the intermediaries to make the Fund's shares available to their current or prospective variable contract owners and qualified plan participants, and therefore promote distribution of the Fund's shares.



--  PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end. The Fund's complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.


                               11 Your Investment

[GRAPHIC OMITTED]



Neuberger Berman Advisers Management Trust
Mid-Cap Growth Portfolio (Class S) Shares


If you'd like further details on this Fund you can request a free copy of the following documents:

Shareholder Reports -- The shareholder reports offer information about the Fund's recent performance, including:

--   a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affect the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

Statement of Additional Information (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Neuberger Berman, LLC


[GRAPHIC OMITTED]



      Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:


Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's web site at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

[GRAPHIC OMITTED]



      C0423 05/06 SEC file number: 811-4255


[GRAPHIC OMITTED]



Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nb.com

[GRAPHIC OMITTED]



PROSPECTUS - MAY 1, 2006

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

I CLASS SHARES
Partners Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST
Partners Portfolio...........................................................2


YOUR INVESTMENT
Buying and Selling Fund Shares...............................................7

Share Prices.................................................................8

Fund Structure...............................................................9

Distributions and Taxes......................................................9

Portfolio Holdings Policy...................................................10



THIS PORTFOLIO:
-- is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
--  offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.(c) 2006 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman Advisers Management Trust

Partners Portfolio
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Manager looks for well-managed companies with strong balance sheets whose stock prices are undervalued. Factors in identifying these firms may include:

--  historical low valuation
-- strong fundamentals, such as a company's financial, operational, and competitive positions
--  relatively high operating profit margins and returns

The Portfolio Manager may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


[GRAPHIC OMITTED]



  Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.


[GRAPHIC OMITTED]



  Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.


            2 Advisers Management Trust Partners Portfolio (Class I)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

To the extent that the Fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

The Fund's value investing approach may dictate an emphasis on certain sectors of the market at any given time.

To the extent the Fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. The several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The Fund's performance may also suffer if a sector does not perform as expected.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The Fund's performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean lower performance due to increased brokerage costs.

Other Risks

The Fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.


            3 Advisers Management Trust Partners Portfolio (Class I)

PERFORMANCE
[GRAPHIC OMITTED]



The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

Year-by-Year % Returns as of 12/31 each year
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]




     Best quarter: %
     Worst quarter: %




Average Annual Total % Returns as of 12/31/2005



                            1 Year   5 Years   10 Years
 Partners Portfolio
 S&P 500 Index
 Russell 1000 Value Index
 Index Descriptions:
 The S&P 500 is an unmanaged index of U.S. stocks.
 The Russell 1000 Value Index is an unmanaged index of
U.S. mid- and large-
 cap value stocks.

[GRAPHIC OMITTED]



  Performance Measures

The information on this page provides different measures of the Fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes broad-based indices of the entire U.S. equity market and of the portion of the market the Fund focuses on. The Fund's performance figures include all of its expenses; the indices do not include costs of investment.


            4 Advisers Management Trust Partners Portfolio (Class I)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The fund does not charge you any fees for buying, selling, or exchanging shares. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the fund. Actual expenses paid by the fund may vary from year to year. You may participate in the fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the fund are not fixed or specified under the terms of your variable contract. The table does not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your plan administrator for more information.

Fee Table


 Shareholder Fees                              None

-----------
 Annual operating expenses (% of average net assets)*
 These are deducted from fund assets, so you pay them
indirectly.
            Management fees
 Plus:      Distribution (12b-1) fees          None
            Other expenses

-----------
 Equals:    Total annual operating expenses


Expense Example


The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the fee table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



              1 Year    3 Years    5 Years    10 Years
 Expenses    $         $          $          $

[GRAPHIC OMITTED]


       INVESTMENT MANAGER
Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage over $148.9 billion in total assets (as of 12/31/2005) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2005, the management/administration fees paid to the Manager were -- -- -- % of average net assets.



PORTFOLIO MANAGER
S. Basu Mullick is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. Mr. Mullick has managed the Fund since 1998, and was a portfolio manager at another firm from 1993 to 1998.

Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.


            5 Advisers Management Trust Partners Portfolio (Class I)

FINANCIAL HIGHLIGHTS(1)
[GRAPHIC OMITTED]





                  Year Ended December 31,                       2001       2002       2003       2004     2005
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price
changed.
                          Share price (NAV) at beginning of
                          year                                16.17       15.10     11.40      15.40
                          Income from investment
Plus:                     operations
                          Net investment income                0.06        0.01      0.00       0.17
                          Net gains/losses - realized and
                          unrealized                         ( 0.50)    ( 3.64)      4.00       2.75
                          Subtotal: income from investment
                          operations                         ( 0.44)    ( 3.63)      4.00       2.92
Minus:                    Distributions to shareholders
                          Income dividends                     0.06        0.07       -         0.00
                          Capital gain distributions           0.57          -        -          -
                          Subtotal: distributions to
                          shareholders                         0.63        0.07       -         0.00
Equals:                   Share price (NAV) at end of year    15.10       11.40     15.40      18.32

----------
Ratios (% of average net assets)
The ratios show the fund's expenses and net investment income - as they actually are as well as how they would have been if certain expense waiver and/or offset
arrangements had not been in effect.
Net expenses - actual                                          0.87        0.91      0.90       0.89
Gross Expenses (2)                                               -           -       0.90       0.90
Expenses(3)                                                    0.87        0.91      0.91       0.91
Net investment income - actual                                 0.43        0.05      0.01       1.05

----------
Other data
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)(4)(5)                                       ( 2.83)    (24.14)     35.09      18.98
Net assets at end of year (in millions of dollars)           795.4       522.6     669.6      589.8
Portfolio turnover rate (%)                                     74          53       76         71

The above figures have been audited by Ernst & Young LLP, the fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) Reflects income and expenses, including the fund's proportionate share of AMT Partners Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

(2) Shows what this ratio would have been if there had been no waiver of investment management fee.

(3) Shows what this ratio would have been if there had been no expense offset arrangements.

(4) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies. Qualified plans that are direct shareholders of the fund are not affected by insurance related expenses.

(5) Would have been lower if Neuberger Berman Management had not waived certain expenses.

            6 Advisers Management Trust Partners Portfolio (Class I)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
--  satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent exchanges in Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market- timing activities by Fund shareholders, the Fund's trustees have adopted market-timing policies and have approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that Neuberger Berman Management Inc. believes is trying to "time the market" or is otherwise making exchanges that Neuberger Berman Management Inc. believes to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any investment order or exchange; or change, suspend or revoke the exchange privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring exchange activity in the Fund, identifying excessive exchange patterns and warning or prohibiting shareholders who trade excessively from making further exchanges in Fund shares. In its efforts to limit excessive exchanges, it is the Fund's policy to limit excessive exchanges in a manner that applies to all investors consistently with no favorable treatment to any individual or group; however, the right reserved above could result in different treatment of different investors. Further, because the Fund and Neuberger Berman Management Inc. do not deal directly with variable contract owners or plan participants, and because market-timing activity may be detected after it occurs, there can be no assurance that the Fund or Neuberger Berman Management Inc. will mitigate or eliminate all market-timing activity. By their nature, insurance company separate accounts and qualified plans, for which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors or participants from the Fund. This makes it more difficult for the fund or Neuberger Berman Management Inc. to identify market-timing activity in the Fund.

Neuberger Berman Management Inc. may also seek the cooperation of insurance companies or qualified plan administrators in attempting to limit excessive exchanges by variable contract owners or qualified plan participants and the Fund will also cooperate with efforts by insurance companies and plan administrators to limit excessive exchanges in their products.

Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will


                               7 Your Investment
share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--  SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.

The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell fund shares. The Fund's share price, however, will not change until the next time it is calculated.


[GRAPHIC OMITTED]



  Share Price Calculations

The price of a share of the Fund is the total value of the Fund's assets minus its liabilities, divided by the total number of Fund shares outstanding. Because the value of the Fund's securities changes every business day, the share price usually changes as well.

The Fund values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market markers. The Fund may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In certain cases, events that occur after markets have closed may render certain prices unreliable or reliable market quotes may not be available. When the Fund believes a market price does not reflect the amount that the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's net asset value calculation. The Fund may also use these methods to value securities that trade in a foreign market, especially if significant events that appear likely to affect the value of these securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.

The use of fair value estimates could affect the Fund's share price. Estimated fair value may involve greater reliance on the manager's judgment and available data bearing on the value of the security and the state of the markets, which may be incomplete. The estimated fair value of a security may differ from the value that would have been assigned to a security had other sources, such as the last trade price, been used and, because it is an estimate, it may not reflect the price that the Fund would actually obtain if it were to sell the security.


                               8 Your Investment

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.



--  FUND STRUCTURE
While Neuberger Berman Management Inc. and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.



--  DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.

How distributions and transactions are taxed -- -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Consult it for more information.


Other tax-related considerations -- -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

                               9 Your Investment

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  Insurance and Qualified Plan Expenses

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management Inc. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract or your qualified plan; for those fees, you will need to see the prospectus for your variable contract or your qualified plan documentation.


[GRAPHIC OMITTED]



  Distribution and Services

The Fund has a non-fee distribution plan that recognizes that Neuberger Berman Management Inc. may use its own resources, including revenues from fees paid to Neuberger Berman Management Inc. from the Fund, to pay expenses for services primarily intended to result in distribution of Fund shares.

Neuberger Berman Management Inc. may also pay insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants. These services may include providing information about the Fund, teleservicing support, and delivering Fund documents, among others. These payments may encourage intermediaries participating in the Fund to render services to variable contract owners and qualified plan participants, and may also provide incentive for the intermediaries to make the Fund's shares available to their current or prospective variable contract owners and qualified plan participants, and therefore promote distribution of the Fund's shares.

Neuberger Berman Management Inc. does not receive any separate fees from the Fund for making these payments.



--  PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end. The Fund's complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.


                               10 Your Investment

[GRAPHIC OMITTED]



Neuberger Berman Advisers Management Trust
Partners Portfolio (Class I) Shares


If you'd like further details on this Fund you can request a free copy of the following documents:

Shareholder Reports -- The shareholder reports offer information about the Fund's recent performance, including:

--   a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affect the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

Statement of Additional Information (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Neuberger Berman, LLC


[GRAPHIC OMITTED]



      Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:


Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's web site at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

[GRAPHIC OMITTED]



      A0064 05/06 SEC file number: 811-4255


[GRAPHIC OMITTED]



Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nb.com

[GRAPHIC OMITTED]



PROSPECTUS - MAY 1, 2006

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

S CLASS SHARES
Real Estate Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST
Real Estate Portfolio........................................................2


YOUR INVESTMENT
Buying and Selling Fund Shares..............................................10

Share Prices................................................................11

Fund Structure..............................................................12

Distributions and Taxes.....................................................12

Portfolio Holdings Policy...................................................13



THIS PORTFOLIO:
-- is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
--  offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.(c) 2006 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman Advisers Management Trust

Real Estate Portfolio
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

The fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

To pursue this goal, the fund normally invests at least 80% of its assets in equity securities issued by real estate investment trusts ("REITs") and common stocks and other securities issued by other real estate companies. The fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. A REIT is a company dedicated to owning, and usually operating, income-producing real estate, or to financing real estate.

The fund may invest up to 20% of its net assets in debt securities. These debt securities can be either investment grade or below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard & Poor's or, if unrated by either of these, deemed by the Portfolio Managers to be of comparable quality.

The Portfolio Managers make investment decisions through a fundamental analysis of each company. The Portfolio Managers review each company's current financial condition and industry position, as well as economic and market conditions. In doing so, he evaluates the company's growth potential, earnings estimates and quality of management, as well as other factors.

The fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the Portfolio Managers find an opportunity he believes is more compelling, or if the Portfolio Managers' outlook on the company or the market changes. Active trading may cause the fund to have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The fund will not change its strategy of normally investing at least 80% of its assets in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days' notice. This test and the test of whether a company is a real estate company are applied at the time the fund invests; later percentage changes caused by a change in market values or company circumstances will not require the fund to dispose of a holding.


[GRAPHIC OMITTED]



  Small- and Mid-Cap Companies

REITs tend to be small- to mid-cap companies in relation to the equity markets as a whole. REIT shares, therefore, can be more volatile than, and perform differently from, large-cap company stocks. Smaller real estate companies often have narrower markets and more limited managerial and financial resources than larger companies. There may also be less trading in a small- or mid-cap company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with large-cap company stocks.


[GRAPHIC OMITTED]



  Real Estate Investment Trusts

A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests. REITs are not taxed on income distributed to shareholders, provided they comply with the requirements of the Internal Revenue Code.


          2 Advisers Management Trust Real Estate Portfolio (Class S)

REITs are generally classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.


          3 Advisers Management Trust Real Estate Portfolio (Class S)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the fund's performance depends on what happens in the stock and real estate markets. The markets' behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Although the Fund will not invest in real estate directly, it concentrates its assets in the real estate industry, so your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Fund's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

The Fund may at times be more concentrated in particular sub-sectors of the real estate business -- e.g., apartments, retail, hotels, offices, industrial, health care, etc. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income and gains under the federal tax law.

The value of debt securities tends to rise when market interest rates fall and fall when market interest rates rise. This effect is generally more pronounced the longer the maturity of a debt security.

If the Fund invests in lower-rated bonds, it will be subject to their risks, including the risk its holdings may fluctuate more widely in price and yield than investment-grade bonds, fall in price when the economy is weak or expected to become weak, be difficult to sell at the time and price the Fund desires, or carry higher transaction costs. Performance may also suffer if an issuer of bonds held by the Fund defaults on payment of its debt obligations.

The Fund is subject to interest rate risk, which is the risk that REIT and other real estate company share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.

Some of the REIT and other real estate company securities in which the Fund invests may be preferred stock that receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

The Fund can invest up to 15% of its net assets in illiquid securities. These securities may be more difficult to dispose of at the price at which the Fund is carrying them. Judgment also plays a greater role in pricing these securities than it does for securities having more active markets.


          4 Advisers Management Trust Real Estate Portfolio (Class S)

The Fund is non-diversified. This means that the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer would increase the Fund's risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Other Risks

The Fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.


          5 Advisers Management Trust Real Estate Portfolio (Class S)

PERFORMANCE OF A SIMILAR FUND
[GRAPHIC OMITTED]



Because the fund had not commenced investment operations as of December 31, 2005, it does not have performance to report in this prospectus.

However, the fund has an investment objective, policies, limitations, and strategies substantially similar to those of, and the same managers as another mutual fund managed by Neuberger Berman Management Inc. called the Neuberger Berman Real Estate Fund. The following table shows average annual total returns for the Neuberger Berman Real Estate Fund, assuming reinvestment of all distributions, as well as the NAREIT Equity REIT Index, which is pertinent to the Neuberger Berman Real Estate Fund. The investor expenses of Neuberger Berman Real Estate Fund are lower than those of the fund and thus its performance would typically be higher than the fund. This performance information does not reflect insurance product or qualified plan expenses or distribution (12b-1) and services fees. If such information were reflected, returns would be less than those shown.

Year-by-Year % Returns as of 12/31 each year
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]




     Best quarter: %
     Worst quarter: %



Average Annual Total % Returns as of 12/31/2005



                                       Since
                                     Inception
                            1 Year   5/1/2002
 Neuberger Berman Real
 Estate Fund Trust Class
 NAREIT Equity REIT Index
 Index Description:
 The NAREIT Equity REIT Index is an unmanaged
index of all equity REITs
 currently listed on the New York Stock
Exchange. NASDAQ National Market
 System and the American Stock Exchange.

[GRAPHIC OMITTED]



  Performance Information

The performance of Neuberger Berman Real Estate Fund reflects that fund's expense ratio, and does not reflect any expenses or charges that apply to variable contracts, qualified plans, or distribution (12b-1) and service fees. Insurance expenses and charges and distribution (12b-1) and service fees would reduce performance. Although the objective, policies, limitations and strategies of the fund are substantially similar to that of Neuberger Berman Real Estate Fund, the portfolio is a distinct mutual fund and may have different investment returns, portfolio holdings, and risk/return characteristics than Neuberger Berman Real Estate Fund. The historical performance of Neuberger Berman Real Estate Fund is not indicative of future performance of the fund.

The performance representation relies on data supplied by Neuberger Berman Management Inc. or derived by Neuberger Berman Management Inc. from statistical services, reports or other sources it believes to be reliable.


          6 Advisers Management Trust Real Estate Portfolio (Class S)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The fund does not charge you any fees for buying, selling, or exchanging shares. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the fund. Actual expenses paid by the fund may vary from year to year. You may participate in the fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the fund are not fixed or specified under the terms of your variable contract. The table does not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your plan administrator for more information.

Fee Table


 Shareholder Fees                              None

-----------
 Annual operating expenses (% of average net assets)*
 These are deducted from fund assets, so you pay them
indirectly.
            Management fees
 Plus:      Distribution (12b-1) fees
            Other expenses

-----------
 Equals:    Total annual operating expenses

-----------
 Minus:     Expense reimbursement

-----------
 Equals:    Net expenses


Expense Example


The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the fee table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



             1 Year    3 Years
 Expenses   $         $

* Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 12/31/2008, so that the total annual operating expenses of the fund are limited to 1.75% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund's annual operating expenses to exceed expense limitation. Any such repayment must be made within three years after the year in which NBMI incurred the expense. Since the fund had not commenced operation as of December 31, 2004, the operating expenses are based on a net asset of $25 million.



[GRAPHIC OMITTED]


       INVESTMENT MANAGER
Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage over $148.9 billion in total assets (as of 12/31/2005) and continues an asset management history that began in 1939. The Fund pays Neuberger Berman Management Inc. management/administration fees at the rate of -- -- -- % of the Fund's average net assets.


          7 Advisers Management Trust Real Estate Portfolio (Class S)

PORTFOLIO MANAGERS
Steven R. Brown is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He has managed the Fund's assets since 2002. From 1997 to 2002 he was a portfolio co-manager of a comparable fund at an investment firm specializing in securities of REITs.

Steve S. Shigekawa is a Vice President of Neuberger Berman Management Inc. and of Neuberger Berman, LLC. He has been an Associate Portfolio Manager of the Fund since December 2005, and prior to that, was an analyst since 2002. He held associate analyst positions at two other investment firms from 2000 to 2002.

Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, and other accounts managed by the Portfolio Manager and Portfolio Manager's ownership of Fund shares.


          8 Advisers Management Trust Real Estate Portfolio (Class S)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]



When this prospectus was prepared, the fund had not commenced operations and had no financial highlights to report.


          9 Advisers Management Trust Real Estate Portfolio (Class S)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
--  satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent exchanges in Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market- timing activities by Fund shareholders, the Fund's trustees have adopted market-timing policies and have approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that Neuberger Berman Management Inc. believes is trying to "time the market" or is otherwise making exchanges that Neuberger Berman Management Inc. believes to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any investment order or exchange; or change, suspend or revoke the exchange privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring exchange activity in the Fund, identifying excessive exchange patterns and warning or prohibiting shareholders who trade excessively from making further exchanges in Fund shares. In its efforts to limit excessive exchanges, it is the Fund's policy to limit excessive exchanges in a manner that applies to all investors consistently with no favorable treatment to any individual or group; however, the right reserved above could result in different treatment of different investors. Further, because the Fund and Neuberger Berman Management Inc. do not deal directly with variable contract owners or plan participants, and because market-timing activity may be detected after it occurs, there can be no assurance that the Fund or Neuberger Berman Management Inc. will mitigate or eliminate all market-timing activity. By their nature, insurance company separate accounts and qualified plans, for which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors or participants from the Fund. This makes it more difficult for the fund or Neuberger Berman Management Inc. to identify market-timing activity in the Fund.

Neuberger Berman Management Inc. may also seek the cooperation of insurance companies or qualified plan administrators in attempting to limit excessive exchanges by variable contract owners or qualified plan participants and the Fund will also cooperate with efforts by insurance companies and plan administrators to limit excessive exchanges in their products.

Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will


                               10 Your Investment
share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--  SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.

The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell fund shares. The Fund's share price, however, will not change until the next time it is calculated.


[GRAPHIC OMITTED]



  Share Price Calculations

The price of a share of the Fund is the total value of the Fund's assets minus its liabilities, divided by the total number of Fund shares outstanding. Because the value of the Fund's securities changes every business day, the share price usually changes as well.

The Fund values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market markers. The Fund may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In certain cases, events that occur after markets have closed may render certain prices unreliable or reliable market quotes may not be available. When the Fund believes a market price does not reflect the amount that the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's net asset value calculation. The Fund may also use these methods to value securities that trade in a foreign market, especially if significant events that appear likely to affect the value of these securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.

The use of fair value estimates could affect the Fund's share price. Estimated fair value may involve greater reliance on the manager's judgment and available data bearing on the value of the security and the state of the markets, which may be incomplete. The estimated fair value of a security may differ from the value that would have been assigned to a security had other sources, such as the last trade price, been used and, because it is an estimate, it may not reflect the price that the Fund would actually obtain if it were to sell the security.


                               11 Your Investment

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.



--  FUND STRUCTURE
While Neuberger Berman Management Inc. and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.



--  DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.

How distributions and transactions are taxed -- -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Consult it for more information.


Other tax-related considerations -- -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

                               12 Your Investment

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  Insurance and Qualified Plan Expenses

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management Inc. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract or your qualified plan; for those fees, you will need to see the prospectus for your variable contract or your qualified plan documentation.


[GRAPHIC OMITTED]



  Distribution and Services

Class S shares of the Fund have a Distribution and Shareholder Services Plan (also known as a "12b-1 plan") that provides for payment to Neuberger Berman Management Inc. of a fee in the amount of 0.25% ("12b-1 fee") per year of the Fund's assets. The 12b-1 fee compensates Neuberger Berman Management Inc. for distribution and shareholder services to the Fund. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges (which the Fund does not have).

Neuberger Berman Management Inc. may, in turn, pay all or a portion of the proceeds from the 12b-1 fee to insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. These services may include providing information about the Fund, teleservicing support, and delivering Fund documents, among others. Payment for these services may help promote the sale of the Fund's shares. Neuberger Berman Management Inc. may also use its own resources, including revenues from other fees paid to Neuberger Berman Management Inc. from the Fund, to pay expenses for services primarily intended to result in the distribution of the Fund's shares. Amounts paid to intermediaries may be greater or less than the 12b-1 fee paid to Neuberger Berman Management Inc. under the Distribution and Shareholder Services Plan. These payments may encourage intermediaries participating in the Fund to render services to variable contract owners and qualified plan participants, and may also provide incentive for the intermediaries to make the Fund's shares available to their current or prospective variable contract owners and qualified plan participants, and therefore promote distribution of the Fund's shares.



--  PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end. The Fund's complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.


                               13 Your Investment

[GRAPHIC OMITTED]



Neuberger Berman Advisers Management Trust
Real Estate Portfolio (Class S) Shares


If you'd like further details on this Fund you can request a free copy of the following documents:

Shareholder Reports -- The shareholder reports offer information about the Fund's recent performance, including:

--   a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affect the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

Statement of Additional Information (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Neuberger Berman, LLC


[GRAPHIC OMITTED]



      Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:


Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's web site at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

[GRAPHIC OMITTED]



      C0307 05/06 SEC file number: 811-4255


[GRAPHIC OMITTED]



Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nb.com

[GRAPHIC OMITTED]



PROSPECTUS - MAY 1, 2006

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

I CLASS SHARES
Regency Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST
Regency Portfolio............................................................2


YOUR INVESTMENT
Buying and Selling Fund Shares...............................................8

Share Prices.................................................................9

Fund Structure..............................................................10

Distributions and Taxes.....................................................10

Portfolio Holdings Policy...................................................11



THIS PORTFOLIO:
-- is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
--  offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.(c) 2006 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman Advisers Management Trust

Regency Portfolio
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index. The fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Managers look for undervalued companies with high-quality businesses. Factors in identifying these firms may include:

--  above-average returns on invested capital
--  strong management teams
--  solid balance sheets.

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with stocks. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


[GRAPHIC OMITTED]



  Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed in the market than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.


[GRAPHIC OMITTED]



  Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.


                 2 Advisers Management Trust Regency Portfolio

MAIN RISKS
[GRAPHIC OMITTED]



Most of the fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

By focusing on mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

--  fluctuate more widely in price than the market as a whole
-- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

The Fund's value investing approach may dictate an emphasis on certain sectors of the market at any given time.

To the extent the fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. Although the fund does not invest more than 25% of total assets in any one industry, the several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The fund's performance may also suffer if a sector does not perform as expected.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The Fund's performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean lower performance due to increased brokerage costs.

Other Risks

The Fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.


                 3 Advisers Management Trust Regency Portfolio

PERFORMANCE
[GRAPHIC OMITTED]



The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

Year-by-Year % Returns as of 12/31 each year
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]




     Best quarter: %
     Worst quarter: %



Average Annual Total % Returns as of 12/31/2005



                                     Since Inception
                            1 Year      8/22/2001
 Regency Portfolio
 Russell Midcap Index
 Russell Midcap Value
  Index
 Index Descriptions:
 The Russell Midcap Index is an unmanaged index of
U.S. mid-cap stocks.
 The Russell Midcap Value Index is an unmanaged index
of U.S. mid-cap value
 stocks

[GRAPHIC OMITTED]



  Performance Measures

The information on this page provides different measures of the Fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes broad-based indices of the U.S. mid-cap equity market and of the portion of that market the Fund focuses on. The Fund's performance figures include all of its expenses; the indices do not include costs of investment.


                 4 Advisers Management Trust Regency Portfolio

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The fund does not charge you any fees for buying, selling, or exchanging shares. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the fund. Actual expenses paid by the fund may vary from year to year. You may participate in the fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the fund are not fixed or specified under the terms of your variable contract. The table does not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your plan administrator for more information.

Fee Table


 Shareholder Fees                              None

-----------
 Annual operating expenses (% of average net assets)*
 These are deducted from fund assets, so you pay them
indirectly.
            Management fees
 Plus:      Distribution (12b-1) fees          None
            Other expenses

-----------
 Equals:    Total annual operating expenses


Expense Example


The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the fee table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



              1 Year    3 Years    5 Years    10 Years
 Expenses    $         $          $          $

* The figures in the table are based on last year's expenses.



[GRAPHIC OMITTED]


       INVESTMENT MANAGER
Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage over $148.9 billion in total assets (as of 12/31/2005) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2005, the management/administration fees paid to the Manager were -- -- -- % of average net assets.



PORTFOLIO MANAGER
S. Basu Mullick is a Vice President of Neuberger Berman Management Inc., and a Managing Director of Neuberger Berman, LLC. He has managed the Fund since 2005 and has been a fund manager at Neuberger Berman Management Inc. since 1998. He previously co-managed the Fund from its inception in 1999 to 2000.

Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of Fund


                 5 Advisers Management Trust Regency Portfolio shares.

                 6 Advisers Management Trust Regency Portfolio

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]





                  Year Ended December 31,                         2001(1)         2002       2003      2004     2005
Per-share data ($)
Data apply to a single share throughout each period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price
changed.
                          Share price (NAV) at beginning of
                          year                                  10.00            9.97      8.90      12.09
                          Income from investment
Plus:                     operations
                          Net investment income                  0.01            0.00      0.01       0.02
                          Net gains/losses - realized and
                          unrealized                           (0.04)         ( 1.05)      3.18       2.68
                          Subtotal: income from investment
                          operations                           (0.03)         ( 1.05)      3.19       2.70
Minus:                    Distributions to shareholders
                          Income dividends                         -             0.01        -        0.00
                          Capital gain distributions               -             0.01        -         -
                          Subtotal: distributions to
                          shareholders                             -             0.02        -        0.00
Equals:                   Share price (NAV) at end of year       9.97            8.90     12.09      14.79

----------
Ratios (% of average net assets)
The ratios show the fund's expenses and net investment income (loss), as they actually are as well as how they would have been if certain expense reimbursement/
repayment and/or waiver and/or offset arrangements had not been in effect.
Net expenses - actual                                           1.50(2)          1.28      1.16       1.02
Gross expenses(3)                                               1.69(2)          1.23      1.17       1.02
Expenses(4)                                                     1.50(2)          1.28      1.16       1.04
Net investment income (loss) - actual                           0.36(2)       ( 0.02)      0.07       0.19

----------
Other data
Total return shows how an investment in the fund would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)(5)(6)(7)                                      (0.30)(8)      (10.56)     35.84      22.36
Net assets at end of year (in millions of dollars)              23.8            29.1      59.9      138.5
Portfolio turnover rate (%)                                       71              81        55        68

The above figures have been audited by Ernst & Young LLP, the fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) Period from 8/22/2001 (beginning of operations) to 12/31/2001.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement/repayment and/or waiver of investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies. Qualified plans that are direct shareholders of the fund are not affected by insurance related expenses.

(6) Would have been lower if Neuberger Berman Management had not reimbursed/waived certain expenses.

(7) Would have been higher if Neuberger Berman Management had not recouped certain expenses.

(8) Not annualized.

                 7 Advisers Management Trust Regency Portfolio

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
--  satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent exchanges in Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market- timing activities by Fund shareholders, the Fund's trustees have adopted market-timing policies and have approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that Neuberger Berman Management Inc. believes is trying to "time the market" or is otherwise making exchanges that Neuberger Berman Management Inc. believes to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any investment order or exchange; or change, suspend or revoke the exchange privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring exchange activity in the Fund, identifying excessive exchange patterns and warning or prohibiting shareholders who trade excessively from making further exchanges in Fund shares. In its efforts to limit excessive exchanges, it is the Fund's policy to limit excessive exchanges in a manner that applies to all investors consistently with no favorable treatment to any individual or group; however, the right reserved above could result in different treatment of different investors. Further, because the Fund and Neuberger Berman Management Inc. do not deal directly with variable contract owners or plan participants, and because market-timing activity may be detected after it occurs, there can be no assurance that the Fund or Neuberger Berman Management Inc. will mitigate or eliminate all market-timing activity. By their nature, insurance company separate accounts and qualified plans, for which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors or participants from the Fund. This makes it more difficult for the fund or Neuberger Berman Management Inc. to identify market-timing activity in the Fund.

Neuberger Berman Management Inc. may also seek the cooperation of insurance companies or qualified plan administrators in attempting to limit excessive exchanges by variable contract owners or qualified plan participants and the Fund will also cooperate with efforts by insurance companies and plan administrators to limit excessive exchanges in their products.

Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will


                               8 Your Investment
share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--  SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.

The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell fund shares. The Fund's share price, however, will not change until the next time it is calculated.


[GRAPHIC OMITTED]



  Share Price Calculations

The price of a share of the Fund is the total value of the Fund's assets minus its liabilities, divided by the total number of Fund shares outstanding. Because the value of the Fund's securities changes every business day, the share price usually changes as well.

The Fund values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market markers. The Fund may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In certain cases, events that occur after markets have closed may render certain prices unreliable or reliable market quotes may not be available. When the Fund believes a market price does not reflect the amount that the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's net asset value calculation. The Fund may also use these methods to value securities that trade in a foreign market, especially if significant events that appear likely to affect the value of these securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.

The use of fair value estimates could affect the Fund's share price. Estimated fair value may involve greater reliance on the manager's judgment and available data bearing on the value of the security and the state of the markets, which may be incomplete. The estimated fair value of a security may differ from the value that would have been assigned to a security had other sources, such as the last trade price, been used and, because it is an estimate, it may not reflect the price that the Fund would actually obtain if it were to sell the security.


                               9 Your Investment

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.



--  FUND STRUCTURE
While Neuberger Berman Management Inc. and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.

The Fund uses a "multiple class" structure. The Fund offers Class I and Class S shares that have identical investment programs but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates only to Class I shares of the fund.



--  DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.

How distributions and transactions are taxed -- -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Consult it for more information.


Other tax-related considerations -- -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.


                               10 Your Investment

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  Insurance and Qualified Plan Expenses

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management Inc. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract or your qualified plan; for those fees, you will need to see the prospectus for your variable contract or your qualified plan documentation.


[GRAPHIC OMITTED]



  Distribution and Services

The Fund has a non-fee distribution plan that recognizes that Neuberger Berman Management Inc. may use its own resources, including revenues from fees paid to Neuberger Berman Management Inc. from the Fund, to pay expenses for services primarily intended to result in distribution of Fund shares.

Neuberger Berman Management Inc. may also pay insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants. These services may include providing information about the Fund, teleservicing support, and delivering Fund documents, among others. These payments may encourage intermediaries participating in the Fund to render services to variable contract owners and qualified plan participants, and may also provide incentive for the intermediaries to make the Fund's shares available to their current or prospective variable contract owners and qualified plan participants, and therefore promote distribution of the Fund's shares.

Neuberger Berman Management Inc. does not receive any separate fees from the Fund for making these payments.



--  PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end. The Fund's complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.


                               11 Your Investment

[GRAPHIC OMITTED]



Neuberger Berman Advisers Management Trust
Regency Portfolio (Class I) Shares


If you'd like further details on this Fund you can request a free copy of the following documents:

Shareholder Reports -- The shareholder reports offer information about the Fund's recent performance, including:

--   a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affect the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

Statement of Additional Information (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Neuberger Berman, LLC


[GRAPHIC OMITTED]



      Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:


Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's web site at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

[GRAPHIC OMITTED]



      B0366 05/06 SEC file number: 811-4255


[GRAPHIC OMITTED]



Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nb.com

[GRAPHIC OMITTED]



PROSPECTUS - MAY 1, 2006

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

S CLASS SHARES
Regency Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST
Regency Portfolio (Class S)..................................................2


YOUR INVESTMENT
Buying and Selling Fund Shares...............................................8

Share Prices.................................................................9

Fund Structure..............................................................10

Distributions and Taxes.....................................................10

Portfolio Holdings Policy...................................................11



THIS PORTFOLIO:
-- is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
--  offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.(c) 2006 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman Advisers Management Trust

Regency Portfolio (Class S)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

The fund seeks growth of capital.

To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap Index. The fund seeks to reduce risk by diversifying among many companies, sectors and industries.

The Portfolio Managers look for undervalued companies with high-quality businesses. Factors in identifying these firms may include:

--  above-average returns on invested capital
--  strong management teams
--  solid balance sheets.

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with stocks. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


[GRAPHIC OMITTED]



  Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although many have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed in the market than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.


[GRAPHIC OMITTED]



  Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.


            2 Advisers Management Trust Regency Portfolio (Class S)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

By focusing on mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

--  fluctuate more widely in price than the market as a whole
-- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

The Fund's value investing approach may dictate an emphasis on certain sectors of the market at any given time.

To the extent the fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market. Although the fund does not invest more than 25% of total assets in any one industry, the several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The fund's performance may also suffer if a sector does not perform as expected.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

The Fund's performance may also suffer if certain stocks or certain economic sectors emphasized do not perform as expected. To the extent that the Fund sells stocks before they reach their market peak, it may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean lower performance due to increased brokerage costs.

Other Risks

The Fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses, but may mean lost opportunities.


            3 Advisers Management Trust Regency Portfolio (Class S)

PERFORMANCE
[GRAPHIC OMITTED]



Because Class S shares of the fund had not commenced operations as of December 31, 2005, the charts below provide an indication of the risks of investing in the Class I shares of the fund. Class S shares would have substantially similar performance as Class I shares because the classes will be invested in the same portfolio of securities. Annual returns would differ only to the extent that Class I shares and Class S shares have different expenses. Class S shares are sold with a distribution (12b-1) and service fee. The bar chart shows how the Class I shares' performance has varied from one year to another. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it's not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses or distribution (12b-1) and service fees. If such information were reflected, returns would be less than those shown.

Year-by-Year % Returns as of 12/31 each year
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]




     Best quarter: %
     Worst quarter: %



Average Annual Total % Returns as of 12/31/2005



                                     Since Inception
                            1 Year      8/22/2001
 Regency Portfolio -
  Class I
 Russell Midcap Index
 Russell Midcap Value
  Index
 Index Descriptions:
 The Russell Midcap Index is an unmanaged index of
U.S. mid-cap stocks.
 The Russell Midcap Value Index is an unmanaged index
of U.S. mid-cap value
 stocks

[GRAPHIC OMITTED]



  Performance Measures

The information on this page provides different measures of the Fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes broad-based indices of the U.S. mid-cap equity market and of the portion of that market the Fund focuses on. The Fund's performance figures include all of its expenses; the indices do not include costs of investment.


            4 Advisers Management Trust Regency Portfolio (Class S)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The fund does not charge you any fees for buying, selling, or exchanging shares. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the fund. Actual expenses paid by the fund may vary from year to year. You may participate in the fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the fund are not fixed or specified under the terms of your variable contract. The table does not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your plan administrator for more information.

Fee Table


 Shareholder Fees                              None

-----------
 Annual operating expenses (% of average net assets)*
 These are deducted from fund assets, so you pay them
indirectly.
            Management fees
 Plus:      Distribution (12b-1) fees
            Other expenses

-----------
 Equals:    Total annual operating expenses


Expense Example


The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the fee table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



             1 Year    3 Years
 Expenses   $         $

* The figures in the table are based on a net asset size of $25 million.



[GRAPHIC OMITTED]


       INVESTMENT MANAGER
Neuberger Berman Management Inc. (the "Manager") is the F

und's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage over $148.9 billion in total assets (as of 12/31/2005) and continue an asset management history that began in 1939.

The portfolio pays the following fees to Neuberger Berman Management Inc., all expressed as a percentage of the portfolio's average daily net assets: for investment management, 0.55% of the first $250 million; 0.525% of the next $250 million; 0.50% of the next $250 million; 0.475% of the next $250 million; 0.45% of the next $500 million; 0.425% of the next $2.5 billion; and 0.40% on assets over $4 billion; and 0.30% for administration. The portfolio's management agreements are written contracts and may be altered under certain circumstances. Neuberger Berman Management Inc. has agreed to limit the portfolio's expenses when certain annual operating expenses of the portfolio exceed the agreed-upon limit. See the Statement of Additional Information for more details.


            5 Advisers Management Trust Regency Portfolio (Class S)

PORTFOLIO MANAGER
S. Basu Mullick is a Vice President of Neuberger Berman Management Inc., and a Managing Director of Neuberger Berman, LLC. He has managed the Fund since 2005 and has been a fund manager at Neuberger Berman Management Inc. since 1998. He previously co-managed the Fund from its inception in 1999 to 2000.

Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of Fund shares.


            6 Advisers Management Trust Regency Portfolio (Class S)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]



When this prospectus was prepared, the Class S shares of the fund had not commenced operations and had no financial highlights to report.

            7 Advisers Management Trust Regency Portfolio (Class S)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
--  satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent exchanges in Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market- timing activities by Fund shareholders, the Fund's trustees have adopted market-timing policies and have approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that Neuberger Berman Management Inc. believes is trying to "time the market" or is otherwise making exchanges that Neuberger Berman Management Inc. believes to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any investment order or exchange; or change, suspend or revoke the exchange privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring exchange activity in the Fund, identifying excessive exchange patterns and warning or prohibiting shareholders who trade excessively from making further exchanges in Fund shares. In its efforts to limit excessive exchanges, it is the Fund's policy to limit excessive exchanges in a manner that applies to all investors consistently with no favorable treatment to any individual or group; however, the right reserved above could result in different treatment of different investors. Further, because the Fund and Neuberger Berman Management Inc. do not deal directly with variable contract owners or plan participants, and because market-timing activity may be detected after it occurs, there can be no assurance that the Fund or Neuberger Berman Management Inc. will mitigate or eliminate all market-timing activity. By their nature, insurance company separate accounts and qualified plans, for which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors or participants from the Fund. This makes it more difficult for the fund or Neuberger Berman Management Inc. to identify market-timing activity in the Fund.

Neuberger Berman Management Inc. may also seek the cooperation of insurance companies or qualified plan administrators in attempting to limit excessive exchanges by variable contract owners or qualified plan participants and the Fund will also cooperate with efforts by insurance companies and plan administrators to limit excessive exchanges in their products.

Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will


                               8 Your Investment
share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--  SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.

The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell fund shares. The Fund's share price, however, will not change until the next time it is calculated.


[GRAPHIC OMITTED]



  Share Price Calculations

The price of a share of the Fund is the total value of the Fund's assets minus its liabilities, divided by the total number of Fund shares outstanding. Because the value of the Fund's securities changes every business day, the share price usually changes as well.

The Fund values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market markers. The Fund may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In certain cases, events that occur after markets have closed may render certain prices unreliable or reliable market quotes may not be available. When the Fund believes a market price does not reflect the amount that the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's net asset value calculation. The Fund may also use these methods to value securities that trade in a foreign market, especially if significant events that appear likely to affect the value of these securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.

The use of fair value estimates could affect the Fund's share price. Estimated fair value may involve greater reliance on the manager's judgment and available data bearing on the value of the security and the state of the markets, which may be incomplete. The estimated fair value of a security may differ from the value that would have been assigned to a security had other sources, such as the last trade price, been used and, because it is an estimate, it may not reflect the price that the Fund would actually obtain if it were to sell the security.


                               9 Your Investment

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.



--  FUND STRUCTURE
While Neuberger Berman Management Inc. and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.

The Fund uses a "multiple class" structure. The Fund offers Class I and Class S shares that have identical investment programs but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates only to Class S shares of the fund.



--  DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.

How distributions and transactions are taxed -- -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Consult it for more information.


Other tax-related considerations -- -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.


                               10 Your Investment

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  Insurance and Qualified Plan Expenses

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management Inc. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract or your qualified plan; for those fees, you will need to see the prospectus for your variable contract or your qualified plan documentation.


[GRAPHIC OMITTED]



  Distribution and Services

Class S shares of the Fund have a Distribution and Shareholder Services Plan (also known as a "12b-1 plan") that provides for payment to Neuberger Berman Management Inc. of a fee in the amount of 0.25% ("12b-1 fee") per year of the Fund's assets. The 12b-1 fee compensates Neuberger Berman Management Inc. for distribution and shareholder services to the Fund. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges (which the Fund does not have).

Neuberger Berman Management Inc. may, in turn, pay all or a portion of the proceeds from the 12b-1 fee to insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. These services may include providing information about the Fund, teleservicing support, and delivering Fund documents, among others. Payment for these services may help promote the sale of the Fund's shares. Neuberger Berman Management Inc. may also use its own resources, including revenues from other fees paid to Neuberger Berman Management Inc. from the Fund, to pay expenses for services primarily intended to result in the distribution of the Fund's shares. Amounts paid to intermediaries may be greater or less than the 12b-1 fee paid to Neuberger Berman Management Inc. under the Distribution and Shareholder Services Plan. These payments may encourage intermediaries participating in the Fund to render services to variable contract owners and qualified plan participants, and may also provide incentive for the intermediaries to make the Fund's shares available to their current or prospective variable contract owners and qualified plan participants, and therefore promote distribution of the Fund's shares.



--  PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end. The Fund's complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.


                               11 Your Investment

[GRAPHIC OMITTED]



Neuberger Berman Advisers Management Trust
Regency Portfolio (Class S) Shares


If you'd like further details on this Fund you can request a free copy of the following documents:

Shareholder Reports -- The shareholder reports offer information about the Fund's recent performance, including:

--   a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affect the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

Statement of Additional Information (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Neuberger Berman, LLC


[GRAPHIC OMITTED]



      Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:


Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's web site at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

[GRAPHIC OMITTED]



      F0157 05/06 SEC file number: 811-4255


[GRAPHIC OMITTED]



Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nb.com

[GRAPHIC OMITTED]



PROSPECTUS - MAY 1, 2006

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

I CLASS SHARES
Socially Responsive Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST
Socially Responsive Portfolio (Class I).2


YOUR INVESTMENT
Buying and Selling Fund Shares...............................................9

Share Prices................................................................10

Fund Structure..............................................................11

Distributions and Taxes.....................................................11

Portfolio Holdings Policy...................................................12



THIS PORTFOLIO:
-- is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
--  offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.(c) 2006 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman Advisers Management Trust

Socially Responsive Portfolio (Class I)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

The fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors. Among companies that meet these criteria, the Portfolio Managers look for those that show leadership in three areas:

--  environmental concerns
--  diversity in the work force
--  progressive employment and workplace practices, and community relations.

The Portfolio Managers typically also look at a company's record in public health and the nature of its products. The Portfolio Managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the fund endeavors to avoid companies that derive revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. The fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its total assets in equity securities selected in accordance with its social policy without providing shareholders at least 60 days' notice.


[GRAPHIC OMITTED]



  Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.


[GRAPHIC OMITTED]



  Social Investing

Funds that follow social policies seek something in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.


      2 Advisers Management Trust Socially Responsive Portfolio (Class I)

[GRAPHIC OMITTED]



  Valuation Sensitive Investing

At any given time, there are companies whose stock prices are below their historic average, based on earnings, cash flow, or other financial measures. A valuation sensitive investor examines these companies, searching for those high quality businesses that may rise in price when other investors realize their worth.


      3 Advisers Management Trust Socially Responsive Portfolio (Class I)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

The Fund's social policy could cause it to underperform similar funds that do not have a social policy. Among the reasons for this are:

-- undervalued stocks that do not meet the social criteria could outperform those that do
-- economic or political changes could make certain companies less attractive for investment
-- the social policy could cause the Fund to sell or avoid stocks that subsequently perform well.

To the extent that the Fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a valuation sensitive approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Other Risks

The Fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss. These investments are not subject to the Fund's social policy.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses but may mean lost opportunities.


      4 Advisers Management Trust Socially Responsive Portfolio (Class I)

PERFORMANCE
[GRAPHIC OMITTED]



The charts below provide an indication of the risks of investing in the fund. The bar chart shows how the fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses. If such information were reflected, returns would be less than those shown.

Year-by-Year % Returns as of 12/31 each year
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]




     Best quarter: %
     Worst quarter: %




Average Annual Total % Returns as of 12/31/2005



                                                   Since
                                                 Inception
                            1 Year    5 Years    2/18/1999
 Socially Responsive
  Portfolio
 S&P 500 Index
 Index Description:
 The S&P 500 is an unmanaged index of U.S. stocks.

[GRAPHIC OMITTED]



  Performance Measures

The information on this page provides different measures of the Fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes a broad-based market index. The Fund's performance figures include all of its expenses; the index does not include costs of investment.


      5 Advisers Management Trust Socially Responsive Portfolio (Class I)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The fund does not charge you any fees for buying, selling, or exchanging shares. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the fund. Actual expenses paid by the fund may vary from year to year. You may participate in the fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the fund are not fixed or specified under the terms of your variable contract. The table does not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your plan administrator for more information.

Fee Table


 Shareholder Fees                              None

-----------
 Annual operating expenses (% of average net assets)*
 These are deducted from fund assets, so you pay them
indirectly.
            Management fees                    0.85
 Plus:      Distribution (12b-1) fees          None
            Other expenses

-----------
 Equals:    Total annual operating expenses

-----------
 Minus:     Expense reimbursement

-----------
 Equals:    Net expenses                       1.30


Expense Example


The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the fee table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



              1 Year    3 Years    5 Years    10 Years
 Expenses    $         $          $          $

* Neuberger Berman Management Inc. (NBMI) has undertaken through December 31, 2009 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.30% of the average daily net asset value of the fund. The expense limitation agreement is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the fund to exceed its contractual expense limitation.



[GRAPHIC OMITTED]


       INVESTMENT MANAGER
Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage over $148.9 billion in total assets (as of 12/31/2005) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2005, the management/administration fees paid to the Manager were -- -- -- % of average net assets.


      6 Advisers Management Trust Socially Responsive Portfolio (Class I)

PORTFOLIO MANAGERS
Arthur Moretti is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He joined each firm and has co-managed the fund since 2001. He was a portfolio manager and fund analyst at two other firms since 1991.

Ingrid S. Dyott is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. She has been co-Portfolio Manager of the fund since December 2003 and before that was an Associate Manager of the fund since 1997. She was a research analyst and the project director for a social research group from 1995 to 1997.

Sajjad S. Ladiwala is a Vice President of Neuberger Berman Management Inc. and Neuberger Berman, LLC. He has been an Associate Manager of the fund since December 2003. He held various positions as a financial analyst at two other firms since 1994.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of fund shares.


      7 Advisers Management Trust Socially Responsive Portfolio (Class I)

FINANCIAL HIGHLIGHTS(1)
[GRAPHIC OMITTED]





                  Year Ended December 31,                       2001       2002       2003      2004     2005
Per-share data ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
                          Share price (NAV) at beginning of
                          year                                11.17       10.78      9.19     12.35
                          Income from investment
Plus:                     operations
                          Net investment (loss)                  -      ( 0.01)    (0.01)    (0.00)
                          Net gains/losses - realized and
                          unrealized                         (0.39)     ( 1.58)      3.17      1.64
                          Subtotal: income from investment
                          operations                         (0.39)     ( 1.59)      3.16      1.64
Minus:                    Distributions to shareholders
                          Income dividends                       -           -         -         -
                          Capital gain distributions             -           -         -         -
                          Subtotal: distributions to
                          shareholders                           -           -         -         -
Equals:                   Share price (NAV) at end of year    10.78        9.19     12.35     13.99

----------
Ratios (% of average net assets)
The ratios show the fund's expenses and net investment income (loss), as they actually are as well as how they would have been if certain expense reimbursement
and/or offset arrangements had not been in effect.
Net expenses - actual                                          1.53        1.51      1.34      1.29
Gross expenses(2)                                              4.33        2.87      2.30      1.73
Expenses(3)                                                    1.59        1.52      1.35      1.31
Net investment income (loss) - actual                          0.04     ( 0.07)    (0.08)    (0.03)

----------
Other data
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)(4)(5)                                       (3.58)     (14.75)     34.39     13.28
Net assets at end of year (in millions of dollars)             3.6         5.0       7.7      21.7
Portfolio turnover rate (%)                                    277          38        45        21

The above figures have been audited by Ernst & Young LLP, the fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) Reflects income and expenses, including the fund's proportionate share of AMT Socially Responsive Investment's income and expenses through April 30, 2000 under the prior master/
     feeder fund structure.

(2) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of investment management fee.

(3) Shows what this ratio would have been if there had been no expense offset arrangements.

(4) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies. Qualified plans that are direct shareholders of the fund are not affected by insurance related expenses.

(5) Would have been lower if Neuberger Berman Management had not reimbursement certain expenses.

      8 Advisers Management Trust Socially Responsive Portfolio (Class I)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
--  satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent exchanges in Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market- timing activities by Fund shareholders, the Fund's trustees have adopted market-timing policies and have approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that Neuberger Berman Management Inc. believes is trying to "time the market" or is otherwise making exchanges that Neuberger Berman Management Inc. believes to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any investment order or exchange; or change, suspend or revoke the exchange privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring exchange activity in the Fund, identifying excessive exchange patterns and warning or prohibiting shareholders who trade excessively from making further exchanges in Fund shares. In its efforts to limit excessive exchanges, it is the Fund's policy to limit excessive exchanges in a manner that applies to all investors consistently with no favorable treatment to any individual or group; however, the right reserved above could result in different treatment of different investors. Further, because the Fund and Neuberger Berman Management Inc. do not deal directly with variable contract owners or plan participants, and because market-timing activity may be detected after it occurs, there can be no assurance that the Fund or Neuberger Berman Management Inc. will mitigate or eliminate all market-timing activity. By their nature, insurance company separate accounts and qualified plans, for which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors or participants from the Fund. This makes it more difficult for the fund or Neuberger Berman Management Inc. to identify market-timing activity in the Fund.

Neuberger Berman Management Inc. may also seek the cooperation of insurance companies or qualified plan administrators in attempting to limit excessive exchanges by variable contract owners or qualified plan participants and the Fund will also cooperate with efforts by insurance companies and plan administrators to limit excessive exchanges in their products.

Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will


                               9 Your Investment
share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--  SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.

The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell fund shares. The Fund's share price, however, will not change until the next time it is calculated.


[GRAPHIC OMITTED]



  Share Price Calculations

The price of a share of the Fund is the total value of the Fund's assets minus its liabilities, divided by the total number of Fund shares outstanding. Because the value of the Fund's securities changes every business day, the share price usually changes as well.

The Fund values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market markers. The Fund may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In certain cases, events that occur after markets have closed may render certain prices unreliable or reliable market quotes may not be available. When the Fund believes a market price does not reflect the amount that the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's net asset value calculation. The Fund may also use these methods to value securities that trade in a foreign market, especially if significant events that appear likely to affect the value of these securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.

The use of fair value estimates could affect the Fund's share price. Estimated fair value may involve greater reliance on the manager's judgment and available data bearing on the value of the security and the state of the markets, which may be incomplete. The estimated fair value of a security may differ from the value that would have been assigned to a security had other sources, such as the last trade price, been used and, because it is an estimate, it may not reflect the price that the Fund would actually obtain if it were to sell the security.


                               10 Your Investment

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.



--  FUND STRUCTURE
While Neuberger Berman Management Inc. and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.

The Fund uses a "multiple class" structure. The Fund offers Class I and Class S shares that have identical investment programs but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates only to Class I shares of the fund.



--  DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.

How distributions and transactions are taxed -- -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Consult it for more information.


Other tax-related considerations -- -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.


                               11 Your Investment

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  Insurance and Qualified Plan Expenses

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management Inc. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract or your qualified plan; for those fees, you will need to see the prospectus for your variable contract or your qualified plan documentation.


[GRAPHIC OMITTED]



  Distribution and Services

The Fund has a non-fee distribution plan that recognizes that Neuberger Berman Management Inc. may use its own resources, including revenues from fees paid to Neuberger Berman Management Inc. from the Fund, to pay expenses for services primarily intended to result in distribution of Fund shares.

Neuberger Berman Management Inc. may also pay insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants. These services may include providing information about the Fund, teleservicing support, and delivering Fund documents, among others. These payments may encourage intermediaries participating in the Fund to render services to variable contract owners and qualified plan participants, and may also provide incentive for the intermediaries to make the Fund's shares available to their current or prospective variable contract owners and qualified plan participants, and therefore promote distribution of the Fund's shares.

Neuberger Berman Management Inc. does not receive any separate fees from the Fund for making these payments.



--  PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end. The Fund's complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.


                               12 Your Investment

[GRAPHIC OMITTED]



Neuberger Berman Advisers Management Trust
Socially Responsive Portfolio (Class I) Shares


If you'd like further details on this Fund you can request a free copy of the following documents:

Shareholder Reports -- The shareholder reports offer information about the Fund's recent performance, including:

--   a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affect the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

Statement of Additional Information (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Neuberger Berman, LLC


[GRAPHIC OMITTED]



      Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:


Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's web site at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

[GRAPHIC OMITTED]



      A0069 05/06 SEC file number: 811-4255


[GRAPHIC OMITTED]



Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nb.com

[GRAPHIC OMITTED]



PROSPECTUS - MAY 1, 2006

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Neuberger Berman


Advisers
Management
Trust

S CLASS SHARES
Socially Responsive Portfolio

Contents
--------------------------------------------------------------------------------

ADVISERS MANAGEMENT TRUST
Socially Responsive Portfolio (Class S).2


YOUR INVESTMENT
Buying and Selling Fund Shares...............................................9

Share Prices................................................................10

Fund Structure..............................................................11

Distributions and Taxes.....................................................11

Portfolio Holdings Policy...................................................12



THIS PORTFOLIO:
-- is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts and is also offered to qualified pension and retirement plans
--  is designed for investors with long-term goals in mind
--  offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
-- carries certain risks, including the risk that you could lose money if fund shares are worth less than what you paid. This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract or qualified plan, you should also read the contract's prospectus
-- is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.(c) 2006 Neuberger Berman Management Inc. All rights reserved.

Neuberger Berman Advisers Management Trust

Socially Responsive Portfolio (Class S)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


         GOAL & STRATEGY

The fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by investing across many different industries.

The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors. Among companies that meet these criteria, the Portfolio Managers look for those that show leadership in three areas:

--  environmental concerns
--  diversity in the work force
--  progressive employment and workplace practices, and community relations.

The Portfolio Managers typically also look at a company's record in public health and the nature of its products. The Portfolio Managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the fund endeavors to avoid companies that derive revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. The fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so. The Fund will not change its strategy of normally investing at least 80% of its total assets in equity securities selected in accordance with its social policy without providing shareholders at least 60 days' notice.


[GRAPHIC OMITTED]



  Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although many have the potential to offer attractive long-term returns.

Large-cap companies are usually well established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.


[GRAPHIC OMITTED]



  Social Investing

Funds that follow social policies seek something in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.


      2 Advisers Management Trust Socially Responsive Portfolio (Class S)

[GRAPHIC OMITTED]



  Valuation Sensitive Investing

At any given time, there are companies whose stock prices are below their historic average, based on earnings, cash flow, or other financial measures. A valuation sensitive investor examines these companies, searching for those high quality businesses that may rise in price when other investors realize their worth.


      3 Advisers Management Trust Socially Responsive Portfolio (Class S)

MAIN RISKS
[GRAPHIC OMITTED]



Most of the fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

The Fund's social policy could cause it to underperform similar funds that do not have a social policy. Among the reasons for this are:

-- undervalued stocks that do not meet the social criteria could outperform those that do
-- economic or political changes could make certain companies less attractive for investment
-- the social policy could cause the Fund to sell or avoid stocks that subsequently perform well.

To the extent that the Fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic, political, regulatory and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a valuation sensitive approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Other Risks

The Fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund increases its risk of loss. These investments are not subject to the Fund's social policy.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses but may mean lost opportunities.


      4 Advisers Management Trust Socially Responsive Portfolio (Class S)

PERFORMANCE
[GRAPHIC OMITTED]



Because Class S shares of the fund had not commenced operations as of December 31, 2005, the charts below provide an indication of the risks of investing in the Class I shares of the fund. Class S shares would have substantially similar performance as Class I shares because the classes will be invested in the same portfolio of securities. Annual returns would differ only to the extent that Class I shares and Class S shares have different expenses. Class S shares are sold with a distribution (12b-1) and service fee. The bar chart shows how the Class I shares' performance has varied from one year to another. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance; it is not a prediction of future results. The performance information does not reflect insurance product or qualified plan expenses or distribution (12b-1) and service fees. If such information were reflected, returns would be less than those shown.

Year-by-Year % Returns as of 12/31 each year
--------------------------------------
--------------------------------------
[GRAPHIC OMITTED]




     Best quarter: %
     Worst quarter: %




Average Annual Total % Returns as of 12/31/2005



                                                   Since
                                                 Inception
                            1 Year    5 Years    2/18/1999
 Socially Responsive
  Portfolio
 S&P 500 Index
 Index Description:
 The S&P 500 is an unmanaged index of U.S. stocks.

[GRAPHIC OMITTED]



  Performance Measures

The information on this page provides different measures of the Fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses.

As a frame of reference, the table includes a broad-based market index. The Fund's performance figures include all of its expenses; the index does not include costs of investment.


      5 Advisers Management Trust Socially Responsive Portfolio (Class S)

INVESTOR EXPENSES
[GRAPHIC OMITTED]



The fund does not charge you any fees for buying, selling, or exchanging shares. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

The table that follows shows the estimated operating expenses paid each year by the fund. Actual expenses paid by the fund may vary from year to year. You may participate in the fund through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under the variable contract. The fees and expenses of the fund are not fixed or specified under the terms of your variable contract. The table does not include expenses and charges that are, or may be, imposed under your variable contract. If such expenses and charges were included, your costs would be higher. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your plan administrator for more information.

Fee Table


 Shareholder Fees                              None

-----------
 Annual operating expenses (% of average net assets)*
 These are deducted from fund assets, so you pay them
indirectly.
            Management fees                    0.85
 Plus:      Distribution (12b-1) fees          0.25
            Other expenses

-----------
 Equals:    Total annual operating expenses

-----------
 Minus:     Expense reimbursement

-----------
 Equals:    Net expenses                       1.30


Expense Example


The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the fee table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.



              1 Year    3 Years    5 Years    10 Years
 Expenses    $         $          $          $

* Neuberger Berman Management Inc. (NBMI) has undertaken through December 31, 2009 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.30% of the average daily net asset value of the fund. The expense limitation agreement is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the fund to exceed its contractual expense limitation.



[GRAPHIC OMITTED]


       INVESTMENT MANAGER
Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage over $148.9 billion in total assets (as of 12/31/2005) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2005, the management/administration fees paid to the Manager were -- -- -- % of average net assets.


      6 Advisers Management Trust Socially Responsive Portfolio (Class S)

PORTFOLIO MANAGERS
Arthur Moretti is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. He joined each firm and has co-managed the fund since 2001. He was a portfolio manager and fund analyst at two other firms since 1991.

Ingrid S. Dyott is a Vice President of Neuberger Berman Management Inc. and a Managing Director of Neuberger Berman, LLC. She has been co-Portfolio Manager of the fund since December 2003 and before that was an Associate Manager of the fund since 1997. She was a research analyst and the project director for a social research group from 1995 to 1997.

Sajjad S. Ladiwala is a Vice President of Neuberger Berman Management Inc. and Neuberger Berman, LLC. He has been an Associate Manager of the fund since December 2003. He held various positions as a financial analyst at two other firms since 1994.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of fund shares.


      7 Advisers Management Trust Socially Responsive Portfolio (Class S)

FINANCIAL HIGHLIGHTS
[GRAPHIC OMITTED]



When this prospectus was prepared, the Class S shares of the fund had not commenced operations and had no financial highlights to report.

      8 Advisers Management Trust Socially Responsive Portfolio (Class S)

Neuberger Berman

Your Investment
--------------------------------------------------------------------------------

--   BUYING AND SELLING FUND SHARES
The Fund described in this prospectus is designed for use with certain variable insurance contracts and qualified plans. Because shares of the Fund are held by the insurance company or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this Fund.

Under certain circumstances, the Fund reserves the right to:

--  suspend the offering of shares
--  reject any exchange or investment order
--  satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
--  change, suspend, or revoke the exchange privilege
-- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the U.S. Securities and Exchange Commission ("SEC")

Frequent exchanges in Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market- timing activities by Fund shareholders, the Fund's trustees have adopted market-timing policies and have approved the procedures of the Fund's principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that Neuberger Berman Management Inc. believes is trying to "time the market" or is otherwise making exchanges that Neuberger Berman Management Inc. believes to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any investment order or exchange; or change, suspend or revoke the exchange privilege.

Neuberger Berman Management Inc. applies the Fund's policies and procedures with respect to market-timing activities by monitoring exchange activity in the Fund, identifying excessive exchange patterns and warning or prohibiting shareholders who trade excessively from making further exchanges in Fund shares. In its efforts to limit excessive exchanges, it is the Fund's policy to limit excessive exchanges in a manner that applies to all investors consistently with no favorable treatment to any individual or group; however, the right reserved above could result in different treatment of different investors. Further, because the Fund and Neuberger Berman Management Inc. do not deal directly with variable contract owners or plan participants, and because market-timing activity may be detected after it occurs, there can be no assurance that the Fund or Neuberger Berman Management Inc. will mitigate or eliminate all market-timing activity. By their nature, insurance company separate accounts and qualified plans, for which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors or participants from the Fund. This makes it more difficult for the fund or Neuberger Berman Management Inc. to identify market-timing activity in the Fund.

Neuberger Berman Management Inc. may also seek the cooperation of insurance companies or qualified plan administrators in attempting to limit excessive exchanges by variable contract owners or qualified plan participants and the Fund will also cooperate with efforts by insurance companies and plan administrators to limit excessive exchanges in their products.

Because the Fund is offered to different insurance companies and for different types of variable contracts -- annuities, life insurance and qualified plans -- groups with different interests will


                               9 Your Investment
share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.



--  SHARE PRICES
When you buy and sell shares of the Fund, the share price is the Fund's net asset value per share.

The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or qualified plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The Fund normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. Depending on when your insurance company or qualified plan accepts transaction requests, it is possible that the Fund's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell fund shares. The Fund's share price, however, will not change until the next time it is calculated.


[GRAPHIC OMITTED]



  Share Price Calculations

The price of a share of the Fund is the total value of the Fund's assets minus its liabilities, divided by the total number of Fund shares outstanding. Because the value of the Fund's securities changes every business day, the share price usually changes as well.

The Fund values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market markers. The Fund may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In certain cases, events that occur after markets have closed may render certain prices unreliable or reliable market quotes may not be available. When the Fund believes a market price does not reflect the amount that the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The Fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to a Fund's net asset value calculation. The Fund may also use these methods to value securities that trade in a foreign market, especially if significant events that appear likely to affect the value of these securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.

The use of fair value estimates could affect the Fund's share price. Estimated fair value may involve greater reliance on the manager's judgment and available data bearing on the value of the security and the state of the markets, which may be incomplete. The estimated fair value of a security may differ from the value that would have been assigned to a security had other sources, such as the last trade price, been used and, because it is an estimate, it may not reflect the price that the Fund would actually obtain if it were to sell the security.


                               10 Your Investment

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.



--  FUND STRUCTURE
While Neuberger Berman Management Inc. and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other mutual funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.

The Fund uses a "multiple class" structure. The Fund offers Class I and Class S shares that have identical investment programs but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates only to Class S shares of the fund.



--  DISTRIBUTIONS AND TAXES
The information below is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- -- The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.

How distributions and transactions are taxed -- -- Dividends and other distributions made by the Fund, as well as transactions in Fund shares, are taxable, if at all, to the extent described in your qualified plan documentation or variable contract prospectus. Consult it for more information.


Other tax-related considerations -- -- The Fund intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Fund is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Fund's intention to distribute all such income and gains.

Because the Fund is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to regulated investment companies. If the underlying assets of the Fund fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the Fund could generate a current tax liability. Accordingly, the Fund intends to comply with the diversification requirements of Section 817(h) of the Code for variable contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from the Fund to the insurance company's separate accounts. Under the relevant regulations, a Fund is deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.


                               11 Your Investment

In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the tax status of the Fund. You should consult the prospectus for your variable contract or with your tax adviser for information regarding taxes applicable to the variable contract.


[GRAPHIC OMITTED]



  Insurance and Qualified Plan Expenses

The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management Inc. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract or your qualified plan; for those fees, you will need to see the prospectus for your variable contract or your qualified plan documentation.


[GRAPHIC OMITTED]



  Distribution and Services

Class S shares of the Fund have a Distribution and Shareholder Services Plan (also known as a "12b-1 plan") that provides for payment to Neuberger Berman Management Inc. of a fee in the amount of 0.25% ("12b-1 fee") per year of the Fund's assets. The 12b-1 fee compensates Neuberger Berman Management Inc. for distribution and shareholder services to the Fund. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges (which the Fund does not have).

Neuberger Berman Management Inc. may, in turn, pay all or a portion of the proceeds from the 12b-1 fee to insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. These services may include providing information about the Fund, teleservicing support, and delivering Fund documents, among others. Payment for these services may help promote the sale of the Fund's shares. Neuberger Berman Management Inc. may also use its own resources, including revenues from other fees paid to Neuberger Berman Management Inc. from the Fund, to pay expenses for services primarily intended to result in the distribution of the Fund's shares. Amounts paid to intermediaries may be greater or less than the 12b-1 fee paid to Neuberger Berman Management Inc. under the Distribution and Shareholder Services Plan. These payments may encourage intermediaries participating in the Fund to render services to variable contract owners and qualified plan participants, and may also provide incentive for the intermediaries to make the Fund's shares available to their current or prospective variable contract owners and qualified plan participants, and therefore promote distribution of the Fund's shares.



--  PORTFOLIO HOLDINGS POLICY
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information. The complete portfolio holdings for the Fund are available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end. The Fund's complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.


                               12 Your Investment

[GRAPHIC OMITTED]



Neuberger Berman Advisers Management Trust
Socially Responsive Portfolio (Class S) Shares


If you'd like further details on this Fund you can request a free copy of the following documents:

Shareholder Reports -- The shareholder reports offer information about the Fund's recent performance, including:

--   a discussion by the Portfolio Manager(s) about strategies and market conditions that significantly affect the Fund's performance during the last fiscal year
--   Fund performance data and financial statements
--   portfolio holdings

Statement of Additional Information (SAI) -- The SAI contains more comprehensive information on this Fund, including:

--   various types of securities and practices, and their risks
--   investment limitations and additional policies
--   information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Neuberger Berman, LLC


[GRAPHIC OMITTED]



      Obtaining Information

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:


Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's web site at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

[GRAPHIC OMITTED]



      -- -- --  05/06 SEC file number: 811-4255


[GRAPHIC OMITTED]



Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

www.nb.com

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                Dated May 1, 2006


         The Balanced Portfolio, Fasciano Portfolio, Focus Portfolio, Growth Portfolio, Guardian Portfolio, High Income Bond Portfolio, International Portfolio, Limited Maturity Bond Portfolio, Mid-Cap Growth Portfolio, Partners Portfolio, Real Estate Portfolio, Regency Portfolio and Socially Responsive Portfolio (each a "Fund") of Neuberger Berman Advisers Management Trust ("Trust") offer shares pursuant to Prospectuses dated May 1, 2006.

         The Funds' Prospectuses provide the basic information that an investor should know before investing. You can get a free copy of the Prospectuses from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 1-800-877-9700. You should read the Prospectuses carefully before investing.

         This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectuses.

         No person has been authorized to give any information or to make any representations not contained in the Prospectuses or in this SAI in connection with the offering made by the Prospectuses, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectuses and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the Funds named in this SAI are either service marks or registered trademarks of NB Management. (C)2006 Neuberger Berman Management Inc. All rights reserved.

2

INVESTMENT INFORMATION.........................................................1

         Investment Policies and Limitations...................................1

         Temporary Defensive Positions.........................................5

         Rating Agencies.......................................................6

         Additional Investment Information.....................................6

Futures, Options on Futures, Options on Securities and Indices,...............17

         Ratings of Fixed Income Securities...................................39

         Duration and Maturity................................................40

         Risks of Equity Securities...........................................41

         Neuberger Berman Focus Portfolio -- Description of Economic Sectors..43

         Socially Responsive Portfolio - Description of Social Policy.........45

TRUSTEES AND OFFICERS.........................................................48

         Information about the Board of Trustees..............................48

         Information about the Officers of the Trust..........................52

         The Board of Trustees................................................53

TABLE OF COMPENSATION.........................................................55

         Ownership of Securities..............................................56

         Independent Trustees Ownership of Securities.........................57

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................58

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................59

         Management and Administration Fees...................................59

         Expense Limitations..................................................61

         Management and Control of NB Management and Neuberger Berman.........63

         Sub-Adviser..........................................................64

         Investment Companies Advised.........................................65

DISTRIBUTION ARRANGEMENTS.....................................................66

         Distributor..........................................................66

         A.       Distribution Plan (Class I).................................67

         B.       Distribution and Shareholder Services Plan (Class S)........68

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................69

         Share Prices and Net Asset Value.....................................69

         Suspension of Redemptions............................................71

         Redemptions in Kind..................................................71

         Market Timing........................................................72

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................72

ADDITIONAL TAX INFORMATION....................................................72

         Taxation of Each Fund................................................73

         Subchapter M.........................................................73

         Section 817(h).......................................................74

         Tax Aspects of the Investments of the Funds..........................74

PORTFOLIO MANAGERS............................................................78

         Other Accounts Managed...............................................78

         Conflicts of Interest................................................79

         Portfolio Manager Compensation.......................................79

         Securities Ownership.................................................80

PORTFOLIO TRANSACTIONS........................................................80

CODE OF ETHICS................................................................89

PORTFOLIO TURNOVER............................................................89

PROXY VOTING..................................................................89

PORTFOLIO HOLDINGS DISCLOSURE.................................................90

         Portfolio Holdings Disclosure Policy.................................91

         Portfolio Holdings Disclosure Procedures.............................91

         Portfolio Holdings Approved Recipients...............................92

REPORTS TO SHAREHOLDERS.......................................................92

INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS.........93

         The Funds............................................................93

CUSTODIAN AND TRANSFER AGENT..................................................94

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................94

LEGAL COUNSEL.................................................................94

REGISTRATION STATEMENT........................................................94

FINANCIAL STATEMENTS..........................................................94

APPENDIX A  RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER..................A-1

                             INVESTMENT INFORMATION

         Each Fund is a separate series of the Trust, a Delaware statutory trust registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company and organized on May 23, 1994. Each Fund seeks its investment objective by investing in accordance with its investment objective and policies. The Funds are managed by NB Management.

         Prior to May 1, 2000, certain of the Funds invested through a two-tier master/feeder structure (Balanced Portfolio, Growth Portfolio, Guardian Portfolio, International Portfolio, Limited Maturity Bond Portfolio, Mid-Cap Growth Portfolio, Partners Portfolio and Socially Responsive Portfolio). Rather than investing directly in securities, each of those Funds invested all of its respective assets in another fund that served as a corresponding "master series." All of the master series were separate series of an investment company named Advisers Managers Trust. The master series, in turn, invested in portfolio securities. Effective May 1, 2000, the Balanced Portfolio, Growth Portfolio, Guardian Portfolio, International Portfolio, Limited Maturity Bond Portfolio, Mid-Cap Growth Portfolio, Partners Portfolio and Socially Responsive Portfolio converted to a conventional one-tier structure. Each such Fund, to the extent such Fund was operational, redeemed its investment in its corresponding master series in return for delivery of the series' portfolio securities, at current net asset value, subject to the liabilities of the master series. Accordingly, each such Fund received the investment securities of its corresponding master series and will continue to hold portfolio securities directly.

         The following information supplements the discussion in the Prospectuses of the investment objective, policies and limitations of each Fund. Unless otherwise specified, those investment objectives, policies and limitations are not fundamental and may be changed by the trustees of the Trust ("Trustees") without shareholder approval. The fundamental investment objectives, policies and limitations of a Fund may not be changed without the approval of the lesser of: (1) 67% of the total units of beneficial interest ("shares") of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented; or (2) a majority of the outstanding shares of the Fund. These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote."

Investment Policies and Limitations

         Each Fund has its own fundamental and non-fundamental investment policies and limitations, as discussed below.

         For purposes of the investment limitation on concentration in a particular industry, NB Management determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under a Fund's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets the quality restrictions of a Fund without credit support, the Fund treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the issuer of the obligation, even if the obligation is backed  by a letter  of  credit or other  guarantee.  Also for  purposes  of the investment limitation on concentration in a particular industry, both mortgage-backed and asset-backed securities are grouped together as a single industry and certificates of deposit ("CD") are interpreted to include similar types of time deposits.

         Except for the limitation on borrowing and, with respect to Limited Maturity Bond Portfolio, the limitation on illiquid securities, any maximum percentage of securities or assets contained in any investment policy or limitation will not be considered to be exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund. If events subsequent to a transaction result in a Fund exceeding the percentage limitation on borrowing, as applicable, or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

         The Funds' fundamental investment policies and limitations are as follows:

         1.  Borrowing.  Each Fund may not borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment (except for High Income Bond and International
Portfolios which may borrow for leveraging or investment) and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Fund's total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the
extent        necessary       to       comply       with       the       33-1/3%
limitation.

         2.  Commodities.  Each Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing futures contracts or options (including options on futures and foreign currencies and forward contracts but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

         For purposes of the limitations on commodities, the Funds do not consider foreign currencies or forward contracts to be physical commodities.

         For High Income Bond Portfolio this restriction also shall not prohibit the Fund from purchasing swaps, caps, collars, floors and other financial instruments.

         3.  Diversification.  Each Fund (except for Focus  Portfolio  and
Real Estate Portfolio) may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. Focus Portfolio and Real Estate Portfolio are non-diversified under the 1940 Act.

         4.  Industry   Concentration.   Each  Fund  (except  Real  Estate
Portfolio) may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to purchases of (i) securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or (ii) investments by all Funds (except Partners Portfolio and International Portfolio) in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks. Real Estate Portfolio may invest more than 25% of its assets in the real estate industry.

         5. Lending. Each Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities, and for High Income Bond Portfolio loans, loan participations or other forms of direct debt instruments, or (ii) by engaging in repurchase agreements.

         6. Real Estate. Each Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein. The Real Estate Portfolio may: (i) invest in securities of issuers that mortgage, invest, or deal in real estate or interests therein; (ii) invest in securities that are secured by real estate or interests therein; (iii) purchase and sell mortgage related securities; (iv) hold and sell real estate acquired by the Real Estate Portfolio as a result of the ownership of securities; and (v) invest in real estate investment trusts of any kind.

         7. Senior Securities. Each Fund may not issue senior securities, except as permitted under the 1940 Act.

         8. Underwriting. Each Fund may not underwrite securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

         9.  Investment through a Master/Feeder Structure.  Notwithstanding any other investment policy, each Fund may invest all of its net investable assets (cash, securities and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund. Currently, the Funds do not utilize this policy. Rather, each Fund invests directly in securities.

         The following non-fundamental investment policies and limitations apply to all Funds unless otherwise indicated.

         1.  Borrowing.   (All  Funds   except   High   Income  Bond  and
International Portfolios). Each Fund may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets. High Income Bond Portfolio does not currently intend to borrow for leveraging or investment.

         2. Lending. Except for the purchase of debt securities and engaging in repurchase agreements, each Fund may not make any loans other than securities loans.

         3. Margin Transactions. Each Fund may not purchase securities on margin from brokers or other lenders except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. For all Funds margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         4. Illiquid Securities. Each Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

         5. Investments in Any One Issuer. (Focus and Real Estate Portfolios). At the close of each quarter of the Fund's taxable year, (i) no more than 25% of its total assets will be invested in the securities of a single issuer, and (ii) with regard to 50% of its total assets, no more than 5% of its total assets will be invested in the securities of a single issuer. These limitations do not apply to U.S. government securities, as defined for tax purposes, or securities of another regulated investment company.

         6. Foreign Securities. (Guardian, Partners, Real Estate, and Socially Responsive Portfolios). These Funds may not invest more than 10% of the value of their total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

         7. Pledging. (Guardian Portfolio). The Fund may not pledge or hypothecate any of its assets, except that the Fund may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Fund to a mutual insurance company of which the Fund is a member.

         The other Funds are not subject to any restrictions on their ability to pledge or hypothecate assets and may do so in connection with permitted borrowings.

         8. Social Policy. (Socially Responsive Portfolio). The Fund may not purchase securities of issuers who derive more than 5% of their total revenue from alcohol, tobacco, gambling or weapons, or that are involved in nuclear power.

         9. Debt Securities. (Limited Maturity Bond and High Income Bond Portfolio). Each Fund shall normally invest at least 80% of its net assets, plus 80% of any borrowings for investment purposes, in bonds and other debt securities. Each Fund will not alter this policy without providing at least 60 days' prior notice to shareholders.

         10. Mid-Cap Companies. (Mid-Cap Growth Portfolio). The Fund shall normally invest at least 80% of its net assets, plus 80% of any borrowings for investment purposes, in common stocks of mid capitalization companies. The Fund will not alter this policy without providing at least 60 days' prior notice to shareholders.

         11. Real Estate Companies. (Real Estate Portfolio). The Fund shall normally invest at least 80% of its net assets, plus 80% of any borrowings for investment purposes, in equity securities issued by real estate investments trusts and common stocks and other securities issued by real estate companies. The Fund will not alter this policy without providing at least 60 days' prior notice to shareholders.

Temporary Defensive Positions

         For temporary defensive purposes, each Fund (except Socially Responsive and International Portfolios) may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, money market funds and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing. Limited Maturity Bond, High Income Bond and Balanced (debt securities portion) Portfolios may adopt shorter than normal weighted average maturities or durations. Yields on these securities are generally lower than yields available on the lower-rated debt securities in which Limited Maturity Bond, High Income Bond and Balanced (debt portion) Portfolios normally invests.

         Any part of Socially Responsive Portfolio's assets may be retained temporarily in investment grade fixed income securities of non-governmental issuers, U.S. Government and Agency Securities, repurchase agreements, money market instruments, commercial paper, and cash and cash equivalents when NB Management believes that significant adverse market, economic, political, or other circumstances require prompt action to avoid losses. Generally, the foregoing temporary investments for Socially Responsive Portfolio are selected with a concern for the social impact of each investment.

         For temporary defensive purposes, International Portfolio may invest up to 100% of its total assets in short-term foreign and U.S. investments, such as cash or cash equivalents, commercial paper, short-term bank obligations, government and agency securities, and repurchase agreements. International
Portfolio may also invest in such instruments to increase liquidity or to provide collateral to be held in segregated accounts.

         Pursuant to an exemptive order received from the SEC, each Fund also may invest up to 25% of its total assets in shares of a money market fund managed by NB Management to manage uninvested cash and cash collateral received in connection with securities lending.

Rating Agencies

         Each Fund may purchase securities rated by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon and rating may have different yields. Although the Funds may rely on the ratings of any NRSRO, the Funds mainly refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI. The Funds may also invest in unrated securities that are deemed comparable in quality by NB Management to the rated securities in which the Funds may permissibly invest.

Additional Investment Information

         Some or all of the Funds, as indicated below, may make the following investments, among others, some of which are part of the Funds' principal investment strategies and some of which are not. The principal risks of each Fund's principal strategies are discussed in the Prospectuses. They may not buy all of the types of securities or use all of the investment techniques that are described. As used herein, "Equity Funds" refers to Balanced (equity securities portion), Fasciano, Focus, Growth, Guardian, International, Mid-Cap Growth,
Partners, Real Estate, Regency and Socially Responsive Portfolios. "Income Funds" refers to Balanced (debt securities portion), High Income Bond and Limited Maturity Bond Portfolios. Each Equity Fund invests in a wide array of stocks, and no single stock makes up more than a small fraction of any Fund's total assets. Of course, each Fund's holdings are subject to change.

                                      * * *

         Illiquid Securities. (All Funds). Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid even if they are not registered in the U.S. Illiquid securities may be difficult for a Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Fund may be subject to legal restrictions which could be costly to the Fund.

         Policies and Limitations. Each Fund may invest up to 15% of its net assets in illiquid securities.

         Repurchase Agreements. (All Funds). In a repurchase agreement, a Fund purchases securities from a bank that is a member of the Federal Reserve System (or with respect to International Portfolio, from a foreign bank or a U.S. branch or agency of a foreign bank), or from a securities dealer, that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers. If International Portfolio enters into a repurchase agreement subject to foreign law and the counter-party defaults, that Fund may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.

         Policies and Limitations. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. No Fund may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Fund may enter into a repurchase agreement only if (1) the underlying securities are of a type (excluding maturity and duration limitations) that the Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

         Securities Loans. (All Funds). Each Fund may lend securities to banks, brokerage firms, or institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with conditions of an SEC exemptive order, a Fund can loan securities through a separate operating unit of Neuberger Berman or an affiliate of Neuberger Berman, acting as agent. The Funds also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC exemptive order.

         Policies and Limitations. Each Fund may lend securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing collateral in a form determined to be satisfactory by the Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily. Securities lending by Socially Responsive Portfolio is not subject to the Social Policy.

         Restricted Securities and Rule 144A Securities. (All Funds). Each Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act, which is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A, and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could have the effect of increasing the level of a Fund's illiquidity. NB Management, acting under guidelines established by the Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradable in their principal markets are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

         Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Trustees believe accurately reflect fair value.

         Policies  and  Limitations.   To  the  extent  restricted   securities,
including Rule 144A securities, are illiquid, purchases thereof will be subject to each Fund's 15% limit on investments in illiquid securities.

         Commercial Paper. (All Funds). Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Each Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Trustees.

         Policies and Limitations. Each Equity Fund normally may invest up to 35% (20% in the case of the Mid-Cap Growth Portfolio) of its net assets in debt securities, including commercial paper. The Equity Funds may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality. International Portfolio may invest in such commercial paper as a defensive measure, to increase liquidity, or as needed for segregated accounts. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Fund's 15% limit on investments in illiquid securities.

         Reverse Repurchase Agreements. (All Funds). In a reverse repurchase agreement, a Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Fund's net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. NB Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

         Policies and Limitations. Reverse repurchase agreements are considered borrowings for purposes of each Fund's investment limitations and policies concerning borrowings. While a reverse repurchase agreement is outstanding, a Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to each Fund's obligations under the agreement.

         Banking and Savings Institution Securities. (All Funds). These include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which the Fund invests typically are not covered by deposit insurance.

                  A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

          Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

         In addition, securities of foreign banks and foreign branches of U.S. banks may involve investment risks in addition to those relating to domestic bank obligations. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits, and the possible adoption of foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and non-U.S. issuers generally are subject to different accounting, auditing, reporting and recordkeeping standards than those applicable to U.S. issuers.

         Policies and Limitations. Each Equity Fund will normally limit its investments in debt securities, including banking and savings institution securities, to no more than 35% (20% in the case of the Mid-Cap Growth Portfolio) of its total assets.

         Leverage. (High Income Bond and International Portfolios). The High Income Bond and International Portfolios may make investments when borrowings are outstanding. Leverage creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may amplify changes in a Fund's NAV. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, a Fund's net income will be greater than it would be if leveraging were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than if leveraging were not used, and therefore the amount available for distribution to a Fund's shareholders as dividends will be reduced.

         Policies and Limitations. Generally, the Funds do not intend to use leverage for investment purposes. They may, however, use leverage to purchase securities needed to close out short sales entered into for hedging purposes and to facilitate other hedging transactions. Reverse repurchase agreements create leverage and are considered borrowings for purposes of the Funds' investment limitations.

         Foreign Securities. (All Funds). Each Fund may invest in U.S. dollar-denominated securities issued by foreign issuers and foreign branches of U.S. banks, including negotiable CDs, banker's acceptances and commercial paper. Foreign issuers are issuers organized and doing business principally outside the U.S. and include banks, non-U.S. governments and quasi-governmental organizations.

         While investments in foreign securities are intended to reduce risk by providing further diversification (except with respect to International Portfolio), such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision regarding financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad.

         Each Fund also may invest in equity (except Limited Maturity Bond Portfolio), debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including, but not limited to (1) common and preferred stocks, with respect to all Funds except Limited Maturity Bond Portfolio, (2) CDs, commercial paper, fixed-time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and
(4) obligations of foreign governments, or their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers described in the preceding paragraph and the additional risks of (a) adverse changes in foreign exchange rates, (b) nationalization, expropriation, or confiscating taxation, and (c) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments, and there are generally higher commission rates on foreign portfolio transactions. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on portfolio transactions.

         Foreign securities often trade with less frequency and in less volume than domestic securities and may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodian fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

         Foreign markets also have different clearance and settlement procedures, and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio securities, or, if a Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

         Prices of foreign securities and exchange rates for foreign currencies may be affected by the interest rates prevailing in other countries. The interest rates in other countries are often affected by local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         The Funds (except Limited Maturity Bond Portfolio) may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

         Policies and Limitations. In order to limit the risks inherent in investing in foreign currency denominated securities, Balanced (equity securities portion), Fasciano, Focus, Growth, Guardian, Partners, Real Estate, Regency, and Socially Responsive Portfolios may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Limited Maturity Bond and High Income Bond Portfolios may not purchase securities denominated in or indexed to foreign currencies, if, as a result, more than 25% of its total assets (taken at market value) would be invested in such securities. Mid-Cap Growth Portfolio may not purchase foreign currency denominated securities if, as a result, more than 20% of its total assets (taken at market value) would be invested in such securities. Within those limitations, however, no Fund is restricted in the amount it may invest in securities denominated in any one foreign currency. International Portfolio invests primarily in foreign securities.

         Investments in securities of foreign issuers are subject to each Fund's quality, and, with respect to the Income Funds, maturity and duration standards. Each Fund (except International Portfolio) may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

         Japanese Investments. (International Portfolio). All of the Funds may invest in foreign securities, including securities of Japanese issuers. From time to time International Portfolio may invest a significant portion of its assets in securities of Japanese issuers. The performance of the Fund may therefore be significantly affected by events influencing the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japan's economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

         Variable or Floating Rate Securities; Demand and Put Features and Guarantees. (All Funds). Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

         Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the quality standards applicable to obligations purchased by the Fund. Accordingly, in purchasing these securities, each Fund relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Fund can also buy fixed rate securities accompanied by demand features or put options, permitting the Fund to sell the security to the issuer or third party at a specified price. A Fund may rely on the creditworthiness of issuers of credit enhancements in purchasing these securities.

         Policies and Limitations. No Fund may invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, each Fund excludes securities that do not rely on the credit instrument or insurance for their ratings, i.e., stand on their own credit. Each Equity Fund normally may invest up to 35% (20% in the case of the Mid-Cap Growth Portfolio) of its total assets in debt securities, including variable or floating rate securities.

         Mortgage-Backed Securities. (Real Estate Portfolio and Income Funds). Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality such as the Government National Mortgage Association ("GNMA"), (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-governmental credit enhancement.

         Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

         Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Fund may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Funds use an approach that NB Management believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Fund when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

         Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages on which payments of principal and interest are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

         Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers), including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance, and letters of credit, may support timely payment of interest and principal of non-governmental pools. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. NB Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets a Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-backed securities without insurance or guarantees, if NB Management determines that the securities meet the Fund's quality standards. NB Management will, consistent with the Fund's investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

         Policies and Limitations. A Fund may not purchase mortgage-backed securities that, in NB Management's opinion, are illiquid if, as a result, more than 15% of the value of the Fund's net assets would be invested in illiquid securities.

         Dollar Rolls. (Income Funds). In a "dollar roll", a Fund sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Fund forgoes principal and interest payments on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in a Fund's NAV and may be viewed as a form of leverage. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash-equivalent securities position that matures (or can be sold and settled) on or before the forward settlement date of the dollar roll transaction. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. NB Management monitors the creditworthiness of counterparties to dollar rolls.

         Policies and  Limitations.  Dollar rolls are considered  borrowings for
purposes  of  each  Fund's  investment   policies  and  limitations   concerning
borrowings.

         Forward Commitments (International Portfolio) and When-Issued Securities. (International Portfolio and Income Funds. The Funds may purchase securities (including, with respect to Income Funds, mortgage-backed securities such as GNMA, Fannie Mae, and Freddie Mac certificates) on a when-issued basis and International Portfolio may purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily within two months although the Funds may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

         When-issued purchases and forward commitment transactions enable a Fund to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, International Portfolio might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Fund might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, the Fund may lose the opportunity to obtain a favorable price.

         The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund's NAV starting on the date the Fund reflects the agreement to purchase the securities on its books. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When International Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Portfolio's NAV as long as the commitment to sell remains in effect.

         Policies and Limitations. A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it has been entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions.

         When a Fund  purchases  securities  on a  when-issued  basis,  it  will deposit, in a segregated account with its custodian, until payment is made, appropriate liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.

         Real Estate-Related Instruments. (Real Estate and High Income Bond Portfolios). Under normal conditions at least 80% of the Real Estate Portfolio's net assets will be invested in the securities of companies principally engaged in the real estate industry. A company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Under normal conditions the Fund may invest up to 20% of its net assets in securities of companies not primarily engaged in the real estate industry. High Income Bond Portfolio may invest up to 20% of its total assets in real estate related instruments, preferred stock, warrants, common stock or other equity securities.

         The Funds will not directly invest in real estate, but rather in securities issued by real estate companies. However, because of Real Estate Portfolio's fundamental policy to concentrate its investments in the securities of companies in the real estate industry, the Fund is subject to the risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate, risks associated with general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increase in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitation on rents, changes in neighborhood values and the appeal of properties to tenants, and changes in interest rates.

         Real estate-related instruments include real estate investment trusts (also known as "REITs"), commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

         REITs are sometimes informally characterized as Equity REITs, Mortgage REITs and Hybrid REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An Equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A Mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A Mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A Hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. Interests in Mortgage REITs, although they are equity securities, can be subject to many of the same risks as mortgage-backed securities.

         Both types of REITs are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the Internal Revenue Code of 1986, as amended ("Code"), and failing to maintain exemption from the 1940 Act.

         The shares of REITs are subject to the REIT's management fees and other expenses. Therefore, investments in REITs will cause the Fund to bear its proportionate share of the costs of the REITs' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs. It is anticipated, although not required, that under normal circumstances a majority of the Fund's investments will consist of Equity REITs.

         Futures, Options on Futures, Options on Securities and Indices,
                    Forward Contracts, and Options on Foreign
               Currencies (collectively, "Financial Instruments")

         Futures Contracts and Options Thereon. (Equity Funds and Income Funds). Each of Real Estate, Socially Responsive and Mid-Cap Growth Portfolios may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits each Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. These Funds view investment in (i) single stock, interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Fund.

         Income Funds may purchase and sell interest rate and bond index futures contracts and options thereon, and may purchase and sell foreign currency futures contracts and options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures permits a Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Funds view investment in (1) single stock, interest rate and bond index futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities and (2) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies held or intended to be acquired by the Funds.

         International Portfolio may enter into futures contracts on currencies, debt securities, interest rates, and securities indices that are traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC") or on foreign exchanges. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and to the rules of such foreign exchange.

         International Portfolio may sell futures contracts in order to offset a possible decline in the value of its portfolio securities. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the portfolio securities declines and will tend to fall when the value of such securities increases. The Fund may purchase futures contracts in order to fix what NB Management believes to be a favorable price for securities the Fund intends to purchase. If a futures contract is purchased by the Fund, the value of the contract will tend to change together with changes in the value of such securities. To compensate for differences in historical volatility between positions International Portfolio wishes to hedge and the standardized futures contracts available to it, the Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge.

         With respect to currency futures, International Portfolio may sell a futures contract or a call option, or it may purchase a put option on such futures contract, if NB Management anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of portfolio securities denominated in that currency. If NB Management anticipates that a particular currency will rise, International Portfolio may purchase a currency futures contract or a call option to protect against an increase in the price of securities which are denominated in that currency and which the Fund intends to purchase. The Fund may also purchase a currency futures contract or a call option thereon for non-hedging purposes when NB Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in the Fund.

         For the purposes of managing cash flow, each Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index.

         A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

         U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

         Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

         "Margin" with respect to a futures contract is the amount of assets that must be deposited by a Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Fund's futures positions. The margin deposit made by the Fund when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Fund will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Fund. In computing their NAVs, the Funds mark to market the value of their open futures positions. Each Fund also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

         Although each Fund believes that the use of futures contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Fund's overall return would be lower than if it had not entered into any such contracts. Further, an appropriate futures contract may not be available even if the portfolio manager wishes to enter into one. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Fund's futures position and the securities held by or to be purchased for the Fund. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

         Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by a Fund, it could (depending on the size of the position) have an adverse impact on the NAV of the Fund.

         Single stock and narrow-based security index futures and options thereon have not been permitted to trade in the United States until very recently. Therefore, it may be very difficult, at least initially, to predict how the markets in these instruments will behave, particularly in unusual circumstances. In addition, as some of the markets on which such instruments will trade are also new (such as derivatives transaction execution facilities or "DTEFs"), they have no operating history. In addition, DTEFs are principal markets; therefore, no clearing house in effect guarantees performance of the counter-party to a contract executed on a DTEF.

         Policies and Limitations. Real Estate, Socially Responsive and Mid-Cap Growth Portfolio each may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. These Funds do not engage in transactions in futures and options on futures for speculation. The use of futures and options on futures by Socially Responsive Portfolio is not subject to the Social Policy.

         International Portfolio may purchase and sell futures for bona fide hedging purposes, as defined in regulations of the CFTC, and for non-hedging purposes (i.e., in an effort to enhance income). The Fund may also purchase and write put and call options on such futures contracts for bona fide hedging and non-hedging purposes.

         Income Funds may purchase and sell interest rate and bond index futures and may purchase and sell options thereon in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates. The Funds engage in foreign currency futures and options transactions in an attempt to hedge against changes in prevailing currency exchange rates. Neither Fund engages in transactions in futures or options thereon for speculation.

         For purposes of managing cash flow, each Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index.

         Call Options on Securities. (All Funds). Real Estate, Socially Responsive, Mid-Cap Growth, Guardian, High Income Bond, Limited Maturity Bond, Regency, Balanced and International Portfolios may write covered call options and may purchase call options on securities. Each of the other Funds may write covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund's NAV) or to earn premium income. Fund securities on which call options may be written and purchased by a Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective.

         When a Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Fund receives a premium for writing the call option. When writing call options, each Fund writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, the Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying an option at less than the market price.

         The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk, but is capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

         If a call option that a Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

         When a Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

         Policies and Limitations. (Income Funds). Each Fund may write covered call options and may purchase call options on debt securities in its portfolio or on foreign currencies in its portfolio for hedging purposes. Each Fund may write covered call options for the purpose of producing income. Each Fund will write a call option on a security only if it holds that security or currency or has the right to obtain the security or currency at no additional cost.

         Equity Funds. Each Fund may write covered call options and may purchase call options in related closing transactions. Each Fund writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Fund will not do).

         A Fund would purchase a call option to offset a previously written call option. Each of Socially Responsive, Mid-Cap Growth, Guardian, High Income Bond, Limited Maturity Bond, Regency, Real Estate and Balanced Portfolios also may purchase a call option to protect against an increase in the price of the securities it intends to purchase. The use of call options on securities by Socially Responsive Portfolio is not subject to the Social Policy. International Portfolio may purchase call options for hedging or non-hedging purposes.

         Put Options on Securities. (Socially Responsive, Mid-Cap Growth, Guardian, Regency, Real Estate, International, Limited Maturity Bond, High Income Bond and Balanced Portfolios). Each of these Funds may write and purchase put options on securities. The Funds will receive a premium for writing a put option, which obligates the Fund to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Fund may be obligated to purchase the underlying security at more than its current value.

         When a Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Fund would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

         Fund securities on which put options may be written and purchased by a Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

         Policies and Limitations. Socially Responsive, Guardian, Regency, Real Estate, Mid-Cap Growth and International Portfolios generally write and purchase put options on securities for hedging purposes (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund's NAV). However, International Portfolio also may use put options for non-hedging purposes. The use of put options on securities by Socially Responsive Portfolio is not subject to the Social Policy.

         Limited Maturity Bond, High Income Bond and Balanced Portfolios generally write and purchase put options on securities or on foreign currencies for hedging purposes (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on the Fund's NAV).

         General Information About Securities Options. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. International Portfolio also may purchase European-style options, which are exercisable only immediately prior to their expiration date. The obligation under any option written by a Fund terminates upon expiration of the option or, at an earlier time, when the Fund offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Fund and is never exercised or closed out, the Fund will lose the entire amount of the premium paid.

         Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. International Portfolio also may purchase and sell options that are traded on foreign exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Fund and a counterparty, with no clearing organization guarantee. Thus, when a Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless a Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, a Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which a Fund may engage in OTC options transactions.

         The premium received (or paid) by a Fund when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by a Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Fund's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

         Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that a Fund will be able to effect closing transactions at favorable prices. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

         A Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

         Policies and  Limitations.  Each Fund may use  American-style  options.
International Portfolio may also purchase European-style options and may purchase and sell options that are traded on foreign exchanges.

         The assets used as cover (or held in a segregated account) for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         The use of put and call options by Socially Responsive Portfolio is not subject to the Social Policy.

         Put and Call Options on Securities Indices. (Equity Funds). International Portfolio may purchase put and call options on securities indices for the purpose of hedging against the risk of price movements that would adversely affect the value of the Fund's securities or securities the Fund intends to buy. The Fund may write securities index options to close out positions in such options that it has purchased.

         For purposes of managing cash flow, each Equity Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

         Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

         The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the securities indices on which options are available.

         Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

         Policies and Limitations. International Portfolio may purchase put and call options on securities indices for the purpose of hedging. All securities index options purchased by the Fund will be listed and traded on an exchange. The Fund currently does not expect to invest a substantial portion of its assets in securities index options.

         For purposes of managing cash flow, each Equity Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Fund will be listed and traded on an exchange.

         Foreign Currency Transactions. (All Funds). Each Fund may enter into contracts for the purchase or sale of a specific currency at a future date
(usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Fund also may engage in foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         The Funds (other than International Portfolio) enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Funds do not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Fund or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

         Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

         At the consummation of a forward contract to sell currency, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

         NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

         However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. If a Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of a Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Fund may experience delays in the settlement of its foreign currency transactions.

         International Portfolio may purchase securities of an issuer domiciled in a country other than the country in whose currency the instrument is denominated. The Fund may invest in securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of a specified amount of the currencies of certain of the member states of the European Union. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Union from time to time to reflect changes in relative values of the underlying currencies. The market for ECUs may become illiquid at times of uncertainty or rapid change in the European currency markets, limiting the Fund's ability to prevent potential losses. In addition, International Portfolio may invest in securities denominated in other currency baskets.

         Policies and Limitations. The Funds (other than International Portfolio) may enter into forward contracts for the purpose of hedging and not for speculation. The use of forward contracts by Socially Responsive Portfolio is not subject to the Social Policy.

         International Portfolio may enter into forward contracts for hedging or non-hedging purposes. When the Fund engages in foreign currency transactions for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency materially in excess of the value of its portfolio securities or other assets denominated in that currency. International Portfolio may also purchase and sell forward contracts for non-hedging purposes when NB Management anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Fund's investment portfolio.

         Options on Foreign Currencies. (All Funds). Each Fund may write and purchase covered call and put options on foreign currencies. International Portfolio may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on portfolio securities alone.

         Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

         Policies  and  Limitations.   A  Fund  would  use  options  on  foreign
currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. In addition, International may purchase put and call options on foreign currencies for non-hedging purposes when NB Management anticipates that a currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not included in the Fund. The use of options on currencies by Socially Responsive Portfolio is not subject to the Social Policy.

          Combined Transactions. (High Income Bond Portfolio). The Fund may enter into multiple transactions including multiple options transactions, multiple interest transactions and any combination of options and interest rate transactions, instead of a single Financial Instrument as part of a single or combined strategy when, in the judgment of NB Management, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on NB Management's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund's management objective.

         Regulatory Limitations on Using Financial Instruments. To the extent a Fund sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets. In addition, the CFTC has allowed, on a temporary basis, non-hedging transactions where the notional value of non-hedging futures contracts and related options do not exceed the liquidation value of a Fund's investments (after taking into account unrealized profits and unrealized losses on any such contracts). Pending CFTC rule amendments may eliminate the limitations set forth above, in which case the Funds may no longer be subject to such limitations.

         Cover for Financial Instruments. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covering") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

          Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Fund's assets could impede management or the Fund's ability to meet current obligations. A Fund may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Fund.

         Policies and Limitations. Each Fund will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

         General Risks of Financial Instruments. The primary risks in using Financial Instruments are: (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Fund and changes in the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select a Fund's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial
Instruments. There can be no assurance that a Fund's use of Financial Instruments will be successful.

         Each Fund's use of Financial Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if it is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

         The Funds are not obligated to use any Financial Instruments and makes no representations as to the availability or use of these techniques at this time or at any time in the future.

         Policies and Limitations. NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of a Fund's underlying securities or currency. NB Management intends to reduce the risk that a Fund will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

         Indexed Securities. (Income Funds). These Funds may invest in securities whose value is linked to foreign currencies, interest rates, commodities, indices, or other financial indicators ("indexed securities"). Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investments in the underlying instrument or to one or more options thereon. However, some indexed securities are more volatile than the underlying instrument itself.

         The High Income Bond Portfolio may invest in various securities that are intended to track broad-based, U.S. market Indices, including Standard & Poor's Depository Receipts ("SPDRs"), Diamonds, and Nasdaq-100 Shares. SPDRs represent units in a trust that holds a portfolio of common stocks that closely tracks the price, performance and dividend yield of the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index"). SPDRs also entitle holders to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the S&P 500 Index stocks in the underlying portfolio. Diamonds represent units in an investment trust that holds the 30 component stocks comprising the Dow Jones Industrial Average ("DJIA") and are designed to track the performance of the DJIA. Diamonds pay monthly dividends that correspond to the dividend yields of the DJIA component stocks. Nasdaq-100 shares represent ownership in the Nasdaq-100 trust, a unit investment trust that accumulates and holds a portfolio of equity securities that track the Nasdaq-100 Index. Nasdaq-100 Shares are designed to track the performance and dividend yield of the Nasdaq-100 Index. SPDRs and Diamonds are listed on the American Stock Exchange. Nasdaq-100 Shares are listed on the Nasdaq Stock Market.

         Inflation-Indexed Securities. (Income Funds). The Funds may invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Such securities are backed by the full faith and credit of the U.S. Government. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period a Fund holds the security, the Fund may earn less on it than on a conventional bond.

         Because the coupon rate on inflation-indexed securities is lower than fixed-rate U.S. Treasury securities, the Consumer Price Index would have to rise at least to the amount of the difference between the coupon rate of the fixed rate U.S. Treasury issues and the coupon rate of the inflation-indexed securities, assuming all other factors are equal, in order for such securities to match the performance of the fixed-rate Treasury securities. Inflation-indexed securities are expected to react primarily to changes in the "real" interest rate (i.e., the nominal (or stated) rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate Treasuries having a shorter duration. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.

         Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Because each Fund must distribute substantially all of its income to its shareholders to avoid payment of federal income and excise taxes, a Fund may have to dispose of other investments to obtain the cash necessary to distribute the accrued taxable income on inflation-indexed securities.

         Short Sales. (International and High Income Bond Portfolios). The Funds may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that NB Management believes possess volatility characteristics similar to those being hedged. The Funds also may use short sales in an attempt to realize gain. To effect a short sale, a Fund borrows a security from a brokerage firm to make delivery to the buyer. A Fund then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, a Fund is required to pay the lender any dividends and may be required to pay a premium or interest.

         A Fund will realize a gain if the security declines in price between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest a Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

         A Fund also may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

         The effect of short selling on a Fund is similar to the effect of leverage. Short selling may amplify changes in a Fund's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to a Fund.

         Policies and Limitations. Under applicable guidelines of the SEC staff, if the International or High Income Bond Portfolio engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker) an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until a Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

         Asset-Backed Securities. (Income Funds). Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

         Certificates for Automobile Receivablessm ("CARSsm") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payment of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARSsm if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

         Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

         Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

         Limited Maturity Bond, High Income Bond and Balanced Portfolios each may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to a Fund.

          Direct Debt Instruments (High Income Bond Portfolio). Direct debt includes loan participations, notes, assignments and other interests in amounts owed to financial institutions by borrowers, such as companies and governments, including emerging market countries. The High Income Bond Portfolio could buy all or part of a loan or participate in a syndicate organized by a bank. These loans may be secured or unsecured. Direct debt instruments are interests in amounts owed by corporate, governmental, or other borrowers (including emerging market countries) to lenders or lending syndicates. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. The borrower may be in financial distress or may default or have a right to borrow additional cash from the owners of direct debt. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Direct debt instruments may involve a risk of insolvency of the lending bank or intermediary. Direct indebtedness of developing countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay interest and repay principal when due. See the additional risks described under "Foreign Securities" in this SAI.

          Because the Fund's ability to receive payments in connection with loan participations depends on the financial condition of the borrower, NB Management will not rely solely on a bank or other lending institution's credit analysis of the borrower, but will perform its own investment analysis of the borrowers. NB Management's analysis may include consideration of the borrower's financial strength, managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Loan participations are not generally rated by independent rating agencies and therefore, investments in a particular loan participation will depend almost exclusively on the credit analysis of the borrower performed by NB Management and the original lending institution.

          There are usually fewer legal protections for owners of direct debt than conventional debt securities. Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, the Fund may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of the Fund may be subject to claims of the lead bank's creditors.

          Although some of the loans in which the Fund invests may be secured, there is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where the Fund purchases a loan through an assignment, there is a possibility that the Fund will, in the event the borrower is unable to pay the loan, become the owner of the collateral, and thus will be required to bear the costs of liabilities associated with owning and disposing of the collateral. There may not be a recognizable, liquid public market for loan participations.

         Policies and Limitations. To the extent direct debt is deemed illiquid, such an investment is subject to the High Income Bond Portfolio's restriction on investing no more than 15% of its net assets in illiquid securities. The Fund's policies limit the percentage of its assets that can be invested in the securities of issuers primarily involved in one industry. Legal interpretations by the SEC staff may require the Fund, in some instances, to treat both the lending bank and the borrower as "issuers" of a loan participation by the Fund. In combination, the Fund's policies and the SEC staff's interpretations may limit the amount the Fund can invest in loan participations.

         Convertible Securities. (Equity Funds and High Income Bond Portfolio). Each Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege, and (2) its worth, at market value, if converted into the underlying common stock.

         The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that nonconvertible debt does not. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on a Fund's ability to achieve its investment objective.

         Policies and Limitations. Socially Responsive Portfolio may invest up to 20% of its net assets in convertible securities. The Fund does not intend to purchase any convertible securities that are not investment grade. Convertible debt securities are subject to each Fund's investment policies and limitations concerning debt securities. Securities convertible into common stock are not subject to the High Income Bond Portfolio's limitation on equity securities.

         Preferred Stock. (Equity Funds and High Income Bond Portfolio). The Funds may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, although preferred shareholders may have certain rights if dividends are not paid. Shareholders may suffer a loss of value if dividends are not paid, and generally have no legal recourse against the issuer. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

         Policies and Limitations. High Income Bond Portfolio may invest up to 20% of its total assets in preferred stock, warrants, common stock or other equity securities.

          Warrants (High Income Bond Portfolio). Warrants may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

          Policies and Limitations. High Income Bond Portfolio may invest up to 20% of its total assets in preferred stock, warrants, common stock or other equity securities.

         Zero Coupon (Partners, Regency, Socially Responsive, Limited Maturity Bond, High Income Bond and Balanced Portfolios), Step Coupon (Limited Maturity Bond, High Income Bond and Balanced Portfolios) and Pay-in-Kind Securities (High Income Bond Portfolio). The Funds may invest in zero coupon securities, Limited Maturity Bond, High Income Bond and Balanced Portfolios may invest in step coupon securities and High Income Bond Portfolio may invest in pay-in-kind securities, each of which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin paying current interest. Zero coupon and step coupon securities are issued and traded at a significant discount from their face amount or par value. The discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer. They are redeemed at face value when they mature. Pay-in-kind securities pay interest through the issuance of additional securities.

         The discount on zero coupon and step coupon securities ("original issue discount" or "OID") must be taken into income ratably by each such Fund prior to the receipt of any actual payments. Because each Fund must distribute to its shareholders substantially all of its net investment income (including non-cash income attributable to zero coupon, step coupon and pay-in-kind securities) each year for income and excise tax purposes, a Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Additional Tax Information."

         The market prices of zero coupon, step coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

         Municipal  Obligations.   (Income  Funds).  Municipal  obligations  are
securities issued by or on behalf of states (as used herein, including the District of Columbia), territories and possessions of the United States and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued.

         Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes", which are also municipal obligations, are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

         The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations in which a Fund invests (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Fund's investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

         Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are underway that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

         Policies and Limitations. Limited Maturity Bond Portfolio may invest up to 5% of its net assets in municipal obligations.

         U.S. Government and Agency Securities. (All Funds). U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government or government-sponsored enterprises, such as the GNMA, Fannie Mae, Freddie Mac, Student Loan Marketing Association (commonly known as "Sallie Mae"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. (See "Mortgage-Backed Securities".) The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates. While the U.S. government provides financial support to those U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

         Policies  and  Limitations.  The Equity  Funds  (except the Real Estate
Portfolio) normally may invest up to 35% of their total assets in debt securities, including U.S. Government and Agency Securities. The Real Estate Portfolio may invest up to 20% of its net assets in debt securities.

         Swap Agreements. (Real Estate, High Income Bond and International Portfolios). The Fund may enter into swap agreements to manage or gain exposure to particular types of investments (including equity securities or indices of equity securities in which the Fund otherwise could not invest efficiently). The High Income Bond Portfolio may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars" to help enhance the value of its portfolio or manage its exposure to different types of investments. In an example of a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may agree to exchange the principal amount. Mortgage swap agreements are similar to interest-rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.

          In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest-rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest-rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

         Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

         Policies and Limitations. In accordance with SEC staff requirements, the Funds will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

         Fixed Income Securities. (All Funds). The Income Funds invest primarily in fixed income securities. While the emphasis of the Equity Funds' investment programs is on common stocks and other equity securities, the Funds may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. Each Fund may invest in investment grade corporate bonds and debentures. Fasciano, Partners, Mid-Cap Growth, Limited Maturity Bond, Balanced, Regency Real Estate, International and High Income Bond Portfolios each may invest in corporate debt securities rated below investment grade.

         "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

         The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Funds may rely on the ratings of any NRSRO, the Funds primarily refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

         Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which a Fund may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of a Fund's fixed income investments is likely to rise. Foreign debt securities are subject to risks similar to those of other foreign securities. Lower rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

         Lower-Rated Debt Securities. (Balanced, Fasciano, High Income Bond, Limited Maturity Bond, Mid-Cap Growth, Partners, Regency Real Estate and International Portfolios). Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all NRSROs that have rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms and obligations. Lower rated debt securities generally offer a higher current yield than that available for investment grade issues with similar maturities, but they may involve significant risk under adverse conditions. In particular, adverse changes in general economic conditions and in the industries in which the issuers are engaged and changes in the financial condition of the issuers are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, a Fund that invests in lower-quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of NB Management.

         During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

         The market for lower rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur.

         The market for lower rated debt issues generally is thinner or less active than that for higher quality securities, which may limit a Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Judgment may play a greater role in pricing such securities than it does for more liquid securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market.

         See Appendix A for further information about the ratings of debt securities assigned by S&P and Moody's.

         Policies and Limitations. Partners and Regency Portfolios may invest up to 15% of its net assets, measured at the time of investment, in corporate debt securities rated below investment grade or Comparable Unrated Securities. Limited Maturity Bond and Mid-Cap Growth Portfolios may invest up to 10% of their net assets, measured at the time of investment, in debt securities rated below investment grade, but rated at least B with respect to Limited Maturity Bond Portfolio and C with respect to Mid-Cap Growth Portfolio by S&P or Moody's, or Comparable Unrated Securities. Balanced Portfolio may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities rated below investment grade, but rated at least B by S&P or Moody's, or Comparable Unrated Securities.

         International Portfolio may invest in domestic and foreign debt securities of any rating, including those rated below investment grade and Comparable Unrated Securities.

         There are no restrictions as to the ratings of debt securities the Fasciano Portfolio may acquire or the portion of its assets it may invest in debt securities in a particular ratings category. Although the Fund does not presently intend to invest in debt securities, it may invest in convertible bonds that the manager believes present a good value because they are convertible into equity securities and have an attractive yield.

         There are no restrictions as to the ratings of the debt securities the Real Estate Portfolio may invest in. The Fund may invest in convertible bonds the manager believes present a good value because they are convertible into equity securities and have a good yield.

         Subsequent to its purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Fund. In such a case, Socially Responsive and Mid-Cap Growth Portfolios will engage in an orderly disposition of the downgraded securities, and Limited Maturity Bond and Balanced (debt securities portion) Portfolios will engage in an orderly disposition of the downgraded securities or other securities to the extent necessary to ensure the Fund's holdings that are considered by the Fund to be below investment grade will not exceed 10% of its net assets. Limited Maturity Bond and Balanced (debt securities portion) Portfolios may each hold up to 5% of its net assets in securities that are downgraded after purchase to a rating below that permissible by the Fund's investment policies. Each other Fund (except International Portfolio) will engage in an orderly disposition of downgraded securities to the extent necessary to ensure that the Fund's holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 5% of its net assets (15% in the case of Partners and Regency Portfolios). NB Management will make a determination as to whether International Portfolio should dispose of the downgraded securities.

         NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to Partners, Mid-Cap Growth or International Portfolio warrants exposure to the additional level of risk.

Ratings of Fixed Income Securities

         As discussed above, the Funds may purchase securities rated by S&P, Moody's, or any other NRSRO. The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Funds may rely on the ratings of any NRSRO, the Funds mainly refer to ratings assigned by S&P and Moody's, which are described in Appendix A. Each Fund may also invest in unrated securities that are deemed comparable in quality by NB Management to the rated securities in which the Fund may permissibly invest.

         High-quality debt securities. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P or Moody's, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by NB Management to be of comparable quality.

         Investment Grade Debt Securities. Investment grade debt securities are securities that have received a rating from at least one NRSRO in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by NB Management to be of comparable quality. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

         Lower-Rated Debt Securities. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all NRSROs that have rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer, or the securities may already be in default. See the additional risks described above for lower-rated securities.

         Subsequent to its purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Fund. The policy on downgraded securities is discussed above under "Lower Rated Debt Securities."

Duration and Maturity

         Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. For Limited Maturity Bond and Balanced (debt securities portion) Portfolios, NB Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

         Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen a Fund's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative of the duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

         There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, NB Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

         High Income Bond Portfolio has no limits on the maturity of its individual investments. However, it generally intends to focus on securities with maturities of 10 years or less, and to have an assumed dollar weighted average portfolio maturity of five to seven years. Limited Maturity Bond and Balanced (debt securities portion) Portfolios' dollar-weighted average duration will not exceed four years, although each Fund may invest in individual securities of any duration; the Funds' dollar-weighted average maturity may range up to six years.

         Risks of Equity Securities

         The Equity Funds may invest in securities that include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants.

         To the extent a Fund invests in such securities, the value of securities held by the Fund will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, the stock markets can be volatile and stock prices can change substantially. The equity securities of smaller companies are more sensitive to these changes than those of larger companies. This market risk will affect the Fund's NAV per share, which will fluctuate as the value of the securities held by the Fund changes. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock's prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted.

         Other  Investment  Companies.  The Equity  Portfolios  (except Socially
Responsive) may invest in the shares of other investment companies. Such investment may be the most practical or only manner in which the Fund can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Fund is ready to make an investment. Each Equity Fund at times may invest in instruments structured as shares of investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index or another appropriate index. Limited Maturity Bond and Balanced Portfolios, for temporary defensive purposes, may each invest up to 10% of its total assets in the securities of money market funds.

         As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses. At the same time, the Fund will continue to pay its own management fees and expenses with respect to its portfolio investments, including the shares of other investment companies. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Funds do not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

         Policies and Limitations. Each Fund's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company (except pursuant to an exemptive order which allows the Equity Funds (except Socially Responsive) to invest greater than 5% in an affiliated fund managed by NB Management) and (iii) 10% of the Fund's total assets in the aggregate.

         Preferred Stock. (Equity Funds). Each Fund may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

         Terrorism Risks. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Funds' operations.

Neuberger Berman Focus Portfolio -- Description of Economic Sectors

         Neuberger Berman Focus Portfolio seeks to achieve its investment objective by investing principally in common stocks in the following thirteen multi-industry economic sectors, normally making at least 90% of its investments in not more than six such sectors:

         (1) Autos and Housing Sector: Companies engaged in design, production, or sale of automobiles, automobile parts, mobile homes, or related products ("automobile industries") or design, construction, renovation, or refurbishing of residential dwellings. The value of securities of companies in the automobile industries is affected by, among other things, foreign competition, the level of consumer confidence and consumer debt, and installment loan rates. The housing construction industry may be affected by the level of consumer confidence and consumer debt, mortgage rates, tax laws, and the inflation outlook.

         (2) Consumer Goods and Services Sector: Companies engaged in providing consumer goods or services, including design, processing, production, sale, or storage of packaged, canned, bottled, or frozen foods and beverages and design, production, or sale of home furnishings, appliances, clothing, accessories, cosmetics, or perfumes. Certain of these companies are subject to government regulation affecting the use of various food additives and production methods, which could affect profitability. Also, the success of food- and fashion-related products may be strongly affected by fads, marketing campaigns, health concerns, and other factors affecting supply and demand.

         (3) Defense and Aerospace Sector: Companies involved in research, manufacture, or sale of products or services related to the defense or aerospace industries, including air transport; data processing or computer-related services; communications systems; military weapons or transportation; general aviation equipment, missiles, space launch vehicles, or spacecraft; machinery for guidance, propulsion, or control of flight vehicles; and airborne or ground-based equipment essential to the test, operation, or maintenance of flight vehicles. Because these companies rely largely on U.S. (and foreign) governmental demand for their products and services, their financial conditions are heavily influenced by defense spending, foreign assistance and export control policies.

         (4) Energy Sector: Companies involved in the production, transmission, or marketing of energy from oil, gas, or coal, as well as nuclear, geothermal, oil shale, or solar sources of energy (but excluding public utility companies). Also included are companies that provide component products or services for those activities. The value of these companies' securities varies based on the price and supply of energy fuels and may be affected by international politics, energy conservation, the success of exploration projects, environmental considerations, and the tax and other regulatory policies of various governments.

         (5) Financial Services Sector: Companies providing financial services to consumers or industry, including commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, leasing companies, and insurance companies. Their profitability may fluctuate significantly as a result of volatile interest rates, concerns about particular banks and savings institutions, and general economic conditions. The economic prospects of this sector are strongly affected by the cost of short-term funds and the rate of default on consumer and business loans. The sector is also subject to extensive governmental regulation, which can limit or assist its business prospects. Recent regulatory changes have allowed much greater competition among banks, securities firms and insurance companies. This is resulting in a wave of consolidations within this sector; however, the ultimate impact of these changes in any one company or portion of the financial services sector is difficult to predict.

         (6) Health Care Sector: Companies engaged in design, manufacture, or sale of products or services used in connection with the provision of health care, including pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, or optical products, hardware, or services; companies involved in biotechnology, medical diagnostic, or biochemical research and development; and companies that operate health care facilities. Many of these companies are subject to government regulation and potential health care reforms, which could affect the price and availability and their products and services. Also, products and services of these companies could quickly become obsolete.

         (7) Heavy Industry Sector: Companies engaged in research, development, manufacture, or marketing of products, processes, or services related to the agriculture, chemicals containers, forest products, non-ferrous metals, steel, or pollution control industries, including synthetic and natural materials (for example, chemicals, plastics, fertilizers, gases, fibers, flavorings, or fragrances), paper, wood products, steel and cement. Certain of these companies are subject to state and federal regulation, which could require alteration or cessation of production of a product, payment of fines, or cleaning of a disposal site. Furthermore, because some of the materials and processes used by these companies involve hazardous components, there are additional risks associated with their production, handling and disposal. The risk of product obsolescence also is present.

         (8) Machinery and Equipment Sector: Companies engaged in the research, development, or manufacture of products, processes, or services relating to electrical equipment, machinery, pollution control, or construction services, including transformers, motors, turbines, hand tools, earth-moving equipment, and waste disposal services. The profitability of most of these companies may fluctuate significantly in response to capital spending and general economic conditions. As is the case for the heavy industry sector, there are risks associated with the production, handling and disposal of materials and processes that involve hazardous components and the risk of product obsolescence.

         (9) Media and Entertainment Sector: Companies engaged in design, production, or distribution of goods or services for the media industries (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures, and photography) and the entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels, and fast food and other restaurants). Many products produced by companies in this sector--for example, video and electronic games--may become obsolete quickly. Additionally, companies engaged in television and radio broadcasts are subject to government regulation.

         (10) Retailing Sector: Companies engaged in retail distribution of home furnishings, food products, clothing, pharmaceuticals, leisure products, or other consumer goods, including department stores, supermarkets, and retail chains specializing in particular items such as shoes, toys, or pharmaceuticals. The value of these companies' securities fluctuates based on consumer spending patterns, which depend on inflation and interest rates, the levels of consumer debt and consumer confidence, and seasonal shopping habits. The success or failure of a company in this highly competitive sector depends on its ability to predict rapidly changing consumer tastes.

         (11) Technology Sector: Companies that are expected to have or develop products, processes, or services that will provide, or will benefit significantly from, technological advances and improvements or future automation trends, including semiconductors, computers and peripheral equipment, scientific instruments, computer software, telecommunications equipment, and electronic components, instruments, and systems. These companies are sensitive to foreign competition and import tariffs. Also, many of their products may become obsolete quickly.

         (12)   Transportation   Sector:   Companies   involved   in   providing
transportation of people and products, including airlines, railroads, and trucking firms. Revenues of these companies are affected by fluctuations in fuel prices and government regulation of fares as well as the general level of economic activity and the public's willingness to travel.

         (13) Utilities Sector: Companies in the public utilities industry and companies that derive a substantial majority of their revenues through supplying public utilities (including companies engaged in the manufacture, production, generation, transmission, or sale of gas and electric energy) and that provide telephone, telegraph, satellite, microwave, and other communication facilities to the public. The gas and electric public utilities industries are subject to various uncertainties, including the outcome of political issues concerning the environment, prices of fuel for electric generation, availability of natural gas, and risks associated with the construction and operation of nuclear power facilities.

Socially Responsive Portfolio - Description of Social Policy

         Background Information on Socially Responsive Investing

         In an era when many people are concerned about the relationship between business and society, socially responsive investing ("SRI") is a mechanism for assuring that investors' social values are reflected in their investment decisions. As such, SRI is a direct descendent of the successful effort begun in the early 1970's to encourage companies to divest their South African operations and subscribe to the Sullivan Principles. Today, a growing number of individuals and institutions are applying similar strategies to a broad range of problems.

         Although there are many strategies available to the socially responsive investor, including proxy activism, below-market loans to community projects, and venture capital, the SRI strategies used by the Fund generally fall into two categories:

         Avoidance Investing. Most socially responsive investors seek to avoid holding securities of companies whose products or policies are seen as being at odds with the social good. The most common exclusions historically have involved tobacco companies and weapons manufacturers.

         Leadership Investing. A growing number of investors actively look for companies with progressive programs that are exemplary or companies which make it their business to try to solve some of the problems of today's society.

         The marriage of social and financial objectives would not have surprised Adam Smith, who was, first and foremost, a moral philosopher. The Wealth of Nations is firmly rooted in the Enlightenment conviction that the purpose of capital is the social good and the related belief that idle capital is both wasteful and unethical. But, what very likely would have surprised Smith is the sheer complexity of the social issues we face today and the diversity of our attitudes toward the social good. War and peace, race and gender, the distribution of wealth, and the conservation of natural resources -- the social agenda is long and compelling. It is also something about which reasonable people differ. What should society's priorities be? What can and should be done about them? And what is the role of business in addressing them? Since corporations are on the front lines of so many key issues in today's world, a growing number of investors feel that a corporation's role cannot be ignored. This is true of some of the most important issues of the day such as equal opportunity and the environment.

         The Socially Responsive Database

         Neuberger Berman, LLC ("Neuberger Berman"), the Fund's sub-adviser, maintains a database of information about the social impact of the companies it follows. NB Management uses the database to evaluate social issues after it deems a stock acceptable from a financial standpoint for acquisition by the Fund. The aim of the database is to be as comprehensive as possible, given that much of the information concerning corporate responsibility comes from subjective sources. Information for the database is gathered by Neuberger Berman in many categories and then analyzed by NB Management in the following six categories of corporate responsibility:

         Workplace Diversity and Employment. NB Management looks for companies that show leadership in areas such as employee training and promotion policies and benefits, such as flextime, generous profit sharing, and parental leave. NB Management looks for active programs to promote women and minorities and takes into account their representation among the officers of an issuer and members of its board of directors. As a basis for exclusion, NB Management looks for Equal Employment Opportunity Act infractions and Occupational Safety and Health Act violations; examines each case in terms of severity, frequency, and time elapsed since the incident; and considers actions taken by the company since the violation. NB Management also monitors companies' progress and attitudes toward these issues.

         Environment. A company's impact on the environment depends largely on the industry. Therefore, NB Management examines a company's environmental record vis-a-vis those of its peers in the industry. All companies operating in an industry with inherently high environmental risks are likely to have had problems in such areas as toxic chemical emissions, federal and state fines, and Superfund sites. For these companies, NB Management examines their problems in terms of severity, frequency, and elapsed time. NB Management then balances the record against whatever leadership the company may have demonstrated in terms of environmental policies, procedures, and practices. NB Management defines an environmental leadership company as one that puts into place strong affirmative programs to minimize emissions, promote safety, reduce waste at the source, insure energy conservation, protect natural resources, and incorporate recycling into its processes and products. NB Management looks for the commitment and active involvement of senior management in all these areas. Several major manufacturers which still produce substantial amounts of pollution are among the leaders in developing outstanding waste source reduction and remediation programs.

         Product. NB Management considers company announcements, press reports, and public interest publications relating to the health, safety, quality, labeling, advertising, and promotion of both consumer and industrial products. NB Management takes note of companies with a strong commitment to quality and with marketing practices which are ethical and consumer-friendly. NB Management pays particular attention to companies whose products and services promote progressive solutions to social problems.

         Public Health. NB Management measures the participation of companies in such industries and markets as alcohol, tobacco, gambling and nuclear power. NB Management also considers the impact of products and marketing activities related to those products on nutritional and other health concerns, both domestically and in foreign markets.

         Weapons. NB Management keeps track of domestic military sales and, whenever possible, foreign military sales and categorizes them as nuclear weapons related, other weapons related, and non-weapon military supplies, such as micro-chip manufacturers and companies that make uniforms for military personnel.

         Corporate Citizenship. NB Management gathers information about a company's participation in community affairs, its policies with respect to charitable contributions, and its support of education and the arts. NB Management looks for companies with a focus, dealing with issues not just by making financial contributions, but also by asking the questions: What can we do to help? What do we have to offer? Volunteerism, high-school mentoring programs, scholarships and grants, and in-kind donations to specific groups are just a few ways that companies have responded to these questions.

         Implementation of Social Policy

         Companies deemed acceptable by NB Management from a financial standpoint are analyzed using Neuberger Berman's database. The companies are then evaluated by the portfolio manager to determine if the companies' policies, practices, products, and services withstand scrutiny in the following major areas of concern: the environment and workplace diversity and employment. Companies are then further evaluated to determine their track record in issues and areas of concern such as public health, weapons, product, and corporate citizenship.

         The issues and areas of concern that are tracked lend themselves to objective analysis in varying degrees. Few, however, can be resolved entirely on the basis of scientifically demonstrable facts. Moreover, a substantial amount of important information comes from sources that do not purport to be disinterested. Thus, the quality and usefulness of the information in the database depend on Neuberger Berman's ability to tap a wide variety of sources and on the experience and judgment of the people at NB Management who interpret the information.

         In applying the information in the database to stock selection for the Fund, NB Management considers several factors. NB Management examines the severity and frequency of various infractions, as well as the time elapsed since their occurrence. NB Management also takes into account any remedial action which has been taken by the company relating to these infractions. NB Management notes any quality innovations made by the company in its effort to create positive change and looks at the company's overall approach to social issues.

                              TRUSTEES AND OFFICERS

         The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

Information about the Board of Trustees


------------------------------------------------------------------------------------------------------------------------------
                                                                             Number of
                                                                           Portfolios in
    Independent Trustees      Position and                                  Fund Complex   Other Directorships Held Outside
                             Length of Time                                 Overseen by                  Fund
 Name, Age, and Address (1)    Served (2)     Principal Occupation(s)(3)     Trustee(4)           Complex by Trustee
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
John Cannon (76)             Trustee since  Consultant. Formerly,               [43]      Independent Trustee or Director of
                             2000           Chairman and Chief Investment                 three series of Oppenheimer Funds:
                                            Officer, CDC Investment                       Limited Term New York Municipal
                                            Advisers (registered                          Fund, Rochester Fund Municipals,
                                            investment adviser),                          and Oppenheimer Convertible
                                            1993-January 1999; formerly,                  Securities Fund, since 1992.
                                            President and Chief Executive
                                            Officer, AMA Investment
                                            Advisors, an affiliate of the
                                            American Medical Association.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Faith Colish (70)            Trustee since  Counsel, Carter Ledyard &           [41]      Director, American Bar Retirement
                             1984           Milburn LLP (law firm) since                  Association (ABRA) since 1997
                                            October 2002; formerly,                       (not-for-profit membership
                                            Attorney at Law and                           association).
                                            President, Faith Colish, A
                                            Professional Corporation,
                                            1980 to 2002.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (68)          Trustee since  Consultant, C. A. Harvey            [41]      President, Board of Associates to
                             1998           Associates, since June 2001;                  The National Rehabilitation
                                            formerly Director, AARP, 1978                 Hospital's Board of Directors
                                            to December 2001.                             since 2002; formerly, Member,
                                                                                          Individual Investors Advisory
                                                                                          Committee to the New York Stock
                                                                                          Exchange Board of Directors,
                                                                                          1998 to June 2002; formerly,
                                                                                          Member, American Savings Education
                                                                                          Council's Policy Board (ASEC), 1998-2000;
                                                                                          formerly, Member, Executive Committee,
                                                                                          Crime Prevention Coalition of
                                                                                          America, 1997-2000.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Barry Hirsch (73)            Trustee since  Attorney-at-Law. Formerly,          [41]      None.
                             2000           Senior Counsel, Loews
                                            Corporation (diversified
                                            financial corporation), May
                                            2002 until April 2003;
                                            formerly, Senior Vice
                                            President, Secretary and
                                            General Counsel, Loews
                                            Corporation.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (78)        Trustee since  Marcus Nadler Professor             [41]      Director, The Caring Community
                             2000           Emeritus of Finance and                       (not-for-profit); formerly,
                                            Economics, New York                           Director, DEL Laboratories, Inc.
                                            University, Stern School of                   (cosmetics and pharmaceuticals)
                                            Business; formerly, Executive                 1978-2004; formerly, Director,
                                            Secretary-Treasurer, American                 Apple Bank for Savings, 1979 -
                                            Finance Association 1961-1979.                1990; formerly, Director, Western
                                                                                          Pacific Industrial Inc. (public
                                                                                          company) 1972-1986.
------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (69)        Trustee since  Retired. Formerly, Vice             [41]      Director, WHX Corporation (holding
                             1999           President and Special                         company) since August 2002;
                                            Counsel, WHX Corporation                      Director, WebFinancial Corporation
                                            (holding company), 1993-2001.                 (holding company) since December
                                                                                          2002; Director, State Theatre
                                                                                          of New Jersey (not-for-profit
                                                                                          theater), since 2000; formerly,
                                                                                          Director, Kevlin Corporation
                                                                                          (manufacturer of microwave and
                                                                                          other products).

------------------------------------------------------------------------------------------------------------------------------
William E. Rulon (73)        Trustee since  Retired. Formerly, Senior           [41]      Director, Pro-Kids Golf and
                             2000           Vice President, Foodmaker,                    Learning Academy (teach golf and
                                            Inc. (operator and franchiser                 (restaurants), from March 2001
                                            computer usage to "at risk" of                until July 2002.
                                            restaurants) until January
                                            children), since 1998; formerly,
                                            1997. Director, Prandium, Inc.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Cornelius T Ryan (74)        Trustee since  Founding General Partner,           [41]      Director, Capital Cash Management
                             2000           Oxford Partners and Oxford                    Trust (money market fund),
                                            Bioscience Partners (venture                  Narragansett Insured Tax-Free
                                            capital partnerships) and                     Income Fund, Rocky Mountain Equity
                                            President, Oxford Venture                     Fund, Prime Cash Fund, several
                                            Corporation.                                  private companies and QuadraMed
                                                                                          Corporation (NASDAQ).
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Tom D. Seip (56)             Trustee since  General Partner, Seip               [41]      Director, H&R Block, Inc.
                             2000           Investments LP (a private                     (financial services company),
                                            investment partnership);                      since May 2001; Director, Forward
                                            formerly, President and CEO,                  Management, Inc. (asset
                                            Westaff, Inc. (temporary                      management), since 2001; formerly,
                                            staffing), May 2001 to                        Director General Magic (voice
                                            January 2002; Senior                          recognition software), November
                                            Executive at the Charles                      2001 until 2002; formerly,
                                            Schwab Corporation from 1983                  Director, E-Finance Corporation
                                            to 1999; including Chief                      (credit decisioning services),
                                            Executive Officer, Charles                    1999 to 2003; formerly, Director,
                                            Schwab Investment Management,                 Save-Daily.com (micro investing
                                            Inc. and Trustee, Schwab                      services), 1999 to 2003; Director,
                                            Family of Funds and Schwab                    Offroad Capital Inc. (pre-public
                                            Investments from 1997 to 1998                 internet commerce company)
                                            and Executive Vice
                                            President--Retail Brokerage,
                                            Charles Schwab Investment
                                            Management from 1994 to 1997
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight (58)     Trustee since  Private investor and                [41]      Director, The Proformance
                             1999           consultant                                    Insurance Company (personal lines
                                            specializing in the insurance                 property and casualty insurance
                                            industry; formerly, Advisory                  company), since March 2004;
                                            Director, Securitas Capital                   Director, Providence Washington
                                            LLC (a global private equity                  (property and casualty insurance
                                            investment firm dedicated to                  company), since December 1998;
                                            making                                        Director, Summit Global Partners
                                            investments in the insurance                  (insurance brokerage firm), since
                                            sector) 1998 until December                   October 2000.
                                            2002.
------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (61)          Trustee since  Regional Manager for Atlanta        [41]      None.
                             1984           Region, Ford Motor Credit
                                            Company since August 1997;
                                            formerly, President, Ford
                                            Life Insurance Company, April
                                            1995 until August 1997.
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Trustees who are
"Interested Persons"
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Edward I. OBrien* (77)       Trustee since  Formerly, Member, Investment        [41]      Director, Legg Mason, Inc.
                             2000           Policy Committee, Edward                      (financial services holding
                                            Jones, 1993-2001; President,                  company), since 1993; formerly,
                                            Securities Industry                           Director, Boston Financial Group
                                            Association ("SIA")                           (real estate and tax shelters),
                                            (securities industry's                        1993-1999.
                                            representative in government
                                            relations and regulatory
                                            matters at the federal and
                                            state levels), 1974-1992;
                                            Adviser to SIA, November
                                            1992-November 1993.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (65)         President and  Executive Vice President and        [41]      Director, Dale Carnegie and
                             Trustee since  Chief Investment Officer,                     Associates, Inc. (private company)
                             December 2002  Neuberger Berman Inc.                         since 1998; Director, Emagin Corp.
                                            (holding company) since 2002                  (public company) since 1997;
                                            and 2003, respectively;                       Director, Solbright Inc. (private
                                            Executive Vice President and                  company) since 1998; Director,
                                            Chief Investment Officer,                     Infogate, Inc.. (private company)
                                            Neuberger Berman, since 2002                  since 1997; Director, Broadway
                                            and 2003, respectively; Head                  Television Network (private
                                            of Research and Research                      company) since 2000.
                                            Sales and Trading Departments
                                            of Neuberger Berman since
                                            2002; Director and Chairman,
                                            NB Management since December
                                            2002; formerly, Executive
                                            Vice President, Citigroup
                                            Investments, Inc. from
                                            September 1995 to February
                                            2002; formerly, Executive
                                            Vice President, Citigroup
                                            Inc. from September 1995 to February
                                            2002.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (46)       Chairman of    Executive Vice President,           [41]      Director and Vice President,
                             the Board,     Neuberger Berman Inc.                         Neuberger & Berman Agency, Inc.
                             Chief          (holding company) since 1999;                 since 2000; formerly, Director,
                             Executive      President and Director, NB                    Neuberger Berman Inc. (holding
                             Officer and    Management since 1999; Head                   company) from October 1999 through
                             Trustee since  of Neuberger Berman Inc.'s                    March 2003; formerly, Trustee,
                             2000;          Mutual Funds and                              Frost Valley YMCA.
                             President and  Institutional Business since
                             Chief          1999;  Executive Vice
                             Executive      President, Neuberger Berman
                             Officer from   since 1999; formerly,
                             1998 to 2000   Principal, Neuberger Berman
                                            from 1997 until 1999;
                                            formerly, Senior Vice
                                            President, NB Management from
                                            1996 until  1999.
------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation;
     (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4) For funds organized in a master-feeder structure, the master fund and its associated feeder funds are counted as a single portfolio.

*Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Funds and other funds for which NB Management serves as investment manager.

Information about the Officers of the Trust

--------------------------------------------------------------------------------
Claudia A. Brandon (49)     Secretary since 1985       Vice President, Neuberger
                                                       Berman   since  2002  and
                                                       employee since 1999; Vice
                                                       President-Mutual     Fund
                                                       Board    Relations,    NB
                                                       Management   since  2000;
                                                       formerly, Vice President,
                                                       NB  Management  from 1986
                                                       to    1999;    Secretary,
                                                       fifteen        registered
                                                       investment  companies for
                                                       which NB Management  acts
                                                       as investment manager and
                                                       administrator      (three
                                                       since  2000,  four  since
                                                       2002,  three  since 2003,
                                                       four  since 2004 and once
                                                       since 2005).

--------------------------------------------------------------------------------
Philip R. Carroll (71)      Chief Compliance Officer   Vice President, Neuberger
                            since 2004                 Berman     since    2002;
                                                       Associate         General
                                                       Counsel, Neuberger Berman
                                                       since               2001;
                                                       Director-Mutual      Fund
                                                       Compliance, NB Management
                                                       since  1995;  Chief Legal
                                                       Officer,          fifteen
                                                       registered     investment
                                                       companies  for  which  NB
                                                       Management     acts    as
                                                       investment   manager  and
                                                       administrator  (ten since
                                                       2003, four since 2004 and
                                                       one  since  2005);  Chief
                                                       Compliance       Officer,
                                                       fifteen        registered
                                                       investment  companies for
                                                       which NB Management  acts
                                                       as investment manager and
                                                       administrator   (fourteen
                                                       since  2004 and one since
                                                       2005) and Lehman Brothers
                                                       First    Trust     Income
                                                       Opportunity Fund.




--------------------------------------------------------------------------------
Robert Conti (49)           Vice President since 2000  Senior  Vice   President,
                                                       Neuberger   Berman  since
                                                       2003;   formerly,    Vice
                                                       President,      Neuberger
                                                       Berman  from  1999  until
                                                       2003;     Senior     Vice
                                                       President,  NB Management
                                                       since   2000;   formerly,
                                                       Controller, NB Management
                                                       until   1996;   formerly,
                                                       Treasurer,  NB Management
                                                       from  1996  until   1999;
                                                       Vice  President,  fifteen
                                                       registered     investment
                                                       companies  for  which  NB
                                                       Management     acts    as
                                                       investment   manager  and
                                                       administrator      (three
                                                       since  2000,  four  since
                                                       2002,  three  since 2003,
                                                       four  since  2004 and one
                                                       since 2005).

--------------------------------------------------------------------------------
Brian J. Gaffney (52)       Vice President since 2000  Managing        Director,
                                                       Neuberger   Berman  since
                                                       1999;     Senior     Vice
                                                       President,  NB Management
                                                       since   2000;   formerly,
                                                       Vice    President,     NB
                                                       Management    from   1997
                                                       until     1999;      Vice
                                                       President,        fifteen
                                                       registered     investment
                                                       companies  for  which  NB
                                                       Management     acts    as
                                                       investment   manager  and
                                                       administrator      (three
                                                       since  2000,  four  since
                                                       2002,  three  since 2003,
                                                       four  since  2004 and one
                                                       since 2005).

--------------------------------------------------------------------------------
Sheila R. James (40)        Assistant Secretary since  Employee,       Neuberger
                            2002                       Berman     since    1999;
                                                       formerly,   Employee,  NB
                                                       Management  from  1991 to
                                                       1999;           Assistant
                                                       Secretary,        fifteen
                                                       registered     investment
                                                       companies  for  which  NB
                                                       Management     acts    as
                                                       investment   manager  and
                                                       administrator      (seven
                                                       since  2002,  three since
                                                       2003, four since 2004 and
                                                       one since 2005).
--------------------------------------------------------------------------------
Kevin Lyons (50)            Assistant Secretary since  Employee,       Neuberger
                                                       Berman     since    1999;
                                                       formerly,   Employee,  NB
                                                       March   2003   Management
                                                       from    1993   to   1999;
                                                       Assistant      Secretary,
                                                       fourteen       registered
                                                       investment  companies for
                                                       which NB Management  acts
                                                       as investment manager and
                                                       administrator  (ten since
                                                       2003,   and  four   since
                                                       2004).

--------------------------------------------------------------------------------
John M. McGovern (36)       Assistant Treasurer since  Vice President, Neuberger
                            2002                       Berman   since    January
                                                       2004;    Employee,     NB
                                                       Management   since  1993;
                                                       Assistant      Treasurer,
                                                       fifteen        registered
                                                       investment  companies for
                                                       which NB Management  acts
                                                       as investment manager and
                                                       administrator      (seven
                                                       since  2002,  three since
                                                       2003, four since 2004 and
                                                       one since 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barbara Muinos (47)         Treasurer and Principal    Vice President, Neuberger
                            Financial and  Accounting  Berman     since    1999;
                            Officer since 2002; prior  formerly,  Assistant Vice
                            thereto, Assistant TreasurePresident,  NB Management
                            since  1996                from    1993   to   1999;
                                                       Treasurer  and  Principal
                                                       Financial and  Accounting
                                                       Officer,          fifteen
                                                       registered     investment
                                                       companies  for  which  NB
                                                       Management     acts    as
                                                       investment   manager  and
                                                       administrator      (seven
                                                       since  2002,  three since
                                                       2003, four since 2004 and
                                                       one     since      2005);
                                                       Assistant   Treasurer  of
                                                       three          registered
                                                       investment  companies for
                                                       which NB Management  acts
                                                       as investment manager and
                                                       administrator  from  1996
                                                       until 2002.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Frederic B. Soule (59)      Vice President since 2000  Senior  Vice   President,
                                                       Neuberger   Berman  since
                                                       2003;   formerly,    Vice
                                                       President,      Neuberger
                                                       Berman  from  1999  until
                                                       2003;   formerly,    Vice
                                                       President,  NB Management
                                                       from  1995  until   1999;
                                                       Vice  President,  fifteen
                                                       registered     investment
                                                       companies  for  which  NB
                                                       Management     acts    as
                                                       investment   manager  and
                                                       administrator      (three
                                                       since  2000,  four  since
                                                       2002,  three  since 2003,
                                                       four  since  2004 and one
                                                       since 2005).

--------------------------------------------------------------------------------
---------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees

         The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts. It is the Funds' policy that at least three quarters of the Board of Trustees shall be comprised of Independent Trustees. The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management. The standing committees of the Board of Trustees are described below.

                  Audit Committee.  The Audit Committee's purposes are generally
(a) to oversee the Funds' accounting and financial reporting processes and their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Funds' financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Funds' independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds' independent registered public accounting firm; and (e) to act as a liaison between the Funds' independent registered public accounting firm and the full Board. The Audit Committee is composed entirely of Independent Trustees; its members are John Cannon, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. During the fiscal year ended December 31, 2005, the Committee met [__] times.

                  Code  of  Ethics  Committee.  The  Code  of  Ethics  Committee
oversees the administration of the Trust's Codes of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees. Its members are Faith Colish, C. Anne Harvey, Robert A. Kavesh (Chairman), Howard A. Mileaf and Edward I. O'Brien. All members except for Mr. O' Brien are Independent Trustees. During the fiscal year ended December 31, 2005, the Committee met [__] times. The entire Board received required quarterly reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman and NB Management.

                  Contract Review Committee. The Contract Review Committee is responsible for review and oversight of the Trust's principal contractual arrangements. The Committee is composed entirely of Independent Trustees; its members are Faith Colish (Chairwoman), Barry Hirsch, Howard A. Mileaf, William
E. Rulon and Candace L. Straight. During the fiscal year ended December 31, 2005, the Committee held [__] meetings.

                  Executive Committee. The Executive Committee is responsible for acting in an emergency when the full Board is not available. It has all the powers of the Trustees when the Trustees are not in session to the extent permitted by Delaware law. Its members are John Cannon, Edward I. O'Brien, Jack
L. Rivkin, William E. Rulon, Cornelius T. Ryan and Peter E. Sundman (Chairman). All members except for Messrs. O'Brien, Rivkin and Sundman are Independent Trustees. During the fiscal year ended December 31, 2005, the Committee [did not] meet.

                  Governance and Nominating Committee. The Governance and Nominating Committee is responsible for nominating individuals to serve as trustees, including as Independent Trustees, as members of committees, and as officers of the Trust. The Governance and Nominating Committee is composed entirely of Independent Trustees; its members are C. Anne Harvey, Barry Hirsch, Robert A. Kavesh, Howard A. Mileaf (Chairman) and Tom D. Seip. The Governance and Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Advisers Management Trust, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended December 31, 2005, the Committee met [__] times.

                  Portfolio Transactions Committee. The Portfolio Transactions Committee from time to time reviews, among other things, data on the quality of execution of portfolio trades, actual and potential uses of portfolio brokerage commissions, agency cross-transactions, information relating to the commissions charged by Neuberger Berman and Lehman Brothers Inc. to the Funds and to its other customers, and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability, reports prepared by third party consultants regarding the execution of the Funds' trades and the consideration given to alternative trading systems. The Committee is composed entirely of Independent Trustees; its members are Faith Colish, C. Anne Harvey, Cornelius T. Ryan, Candace L. Straight (Chairwoman) and Peter P. Trapp. During the fiscal year ended December 31, 2005, the Committee met [__] times.

                  Pricing Committee. The Pricing Committee oversees the procedures for pricing the Funds' securities, and from time to time may be called upon to establish or ratify the fair value of portfolio securities for which market prices are not readily available. Its members are John Cannon, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), William E. Rulon and Tom D. Seip (Chairman). All members except for Mr. O'Brien and Mr. Rivkin are
Independent Trustees. During the fiscal year ended December 31, 2005, the Committee met [__] times.

                  Insurance Committee. The Insurance Committee is consulted about life insurance companies under consideration as candidates to utilize
Neuberger Berman Advisers Management Trust shares prior to entry into any agreements. In addition, its members are consulted by the Trust's officers and NB Management in the event a user insurance company encounters financial difficulties so as to determine the effect on the Trust and the possibility that the insurance company's separate account assets would be withdrawn from the Trust. Its members are Barry Hirsch, Robert A. Kavesh, Candace L. Straight and Peter P. Trapp (Chairman). During the fiscal year ended December 31, 2005, the Committee [did not formally meet but considered information regarding several companies throughout close of the fiscal year that were ratified and/or approved by the full Board based on Committee recommendations.]

         The Trust's Trust Instrument provides that the Trust will indemnify its Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested Trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

         Trustees who are not managing directors, officers or employees of NB Management, Neuberger Berman and/or the participating life insurance companies or any of their affiliates are paid Trustees' fees. For the year ended December 31, 2005, a total of $[_______] in fees was paid to the Trustees as a group (excluding Walter Ehlers and John Rosenthal) by the Trust and a total of $[_________] in fees was paid to the Trustees as a group (excluding Walter Ehlers and John Rosenthal) by the fund complex.

         The following table sets forth information concerning the compensation of the trustees of the Trust. The Trust does not have any retirement plan for its trustees.


                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 12/31/05




                                                                        Total Compensation from Investment
                                            Aggregate Compensation      Companies in the Neuberger Berman
Name and Position with the Trust            from the Trust              Fund Complex Paid to Trustees

Independent Trustees

John Cannon                                         $[______]                            $[______]
Trustee

Faith Colish                                        $[______]                            $[______]
Trustee

C. Anne Harvey                                      $[______]                            $[______]
Trustee

Barry Hirsch                                        $[______]                            $[______]
Trustee

Robert A. Kavesh                                    $[______]                            $[______]
Trustee

Howard A. Mileaf                                    $[______]                            $[______]
Trustee

William E. Rulon                                    $[______]                            $[______]
Trustee

Cornelius T. Ryan                                   $[______]                            $[______]
Trustee

Tom D. Seip                                         $[______]                            $[______]
Trustee

Candace L. Straight                                 $[______]                            $[______]
Trustee

Peter P. Trapp                                      $[______]                            $[______]
Trustee

Trustees who are "Interested Persons"

Edward I. O'Brien                                   $[______]                            $[______]
Trustee

Jack L. Rivkin
Trustee

Peter E. Sundman
Trustee


--------------

         At April ___, 2006, the Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

Ownership of Securities

         Set forth below is the dollar range of equity securities owned by each Trustee.


----------------------------------- ------------------------------------ ------------------------------------------------
                                     Dollar Range of Equity Securities   Aggregate Dollar Range of Equity Securities in
                                       in Neuberger Berman Advisers       all Registered Investment Companies Overseen
         Name of Trustee                     Management Trust             by Trustee in Family of Investment Companies
                                          as of December 31, 2005                    as of December 31, 2005
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Independent Trustees
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
John Cannon                                        None                                     [______]
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Faith Colish                                       None                                     [______]
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
C. Anne Harvey                                     None                                     [______]
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Barry Hirsch                                       None                                     [______]
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Robert A. Kavesh                                   None                                     [______]
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Howard A. Mileaf                                   None                                     [______]
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
William E. Rulon                                   None                                     [______]
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Cornelius T. Ryan                                  None                                     [______]
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Tom D. Seip                                        None                                     [______]
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Candace L. Straight                                None                                     [______]
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Peter P. Trapp                                     None                                     [______]
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Trustees who are "Interested
Persons"
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Edward I. O'Brien                                  None                                     [______]
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Jack L. Rivkin                                     None                                     [______]
----------------------------------- ------------------------------------ ------------------------------------------------
----------------------------------- ------------------------------------ ------------------------------------------------
Peter E. Sundman                                   None                                     [______]
----------------------------------- ------------------------------------ ------------------------------------------------

--------------

Independent Trustees Ownership of Securities

         No Independent Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity or Lehman Brothers Holdings Inc. ("Lehman"), which controls the Neuberger Berman entities.


--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
     Name of Trustee         Name of Owners        Company            Title of           Value of      Percentage of
                            and Relationship                           Class            Securities         Class
                               to Trustee
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
John Cannon                        N/A               N/A                N/A                 $0              N/A
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
Faith Colish                       N/A               N/A                N/A                 $0              N/A
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
C. Anne Harvey                     N/A               N/A                N/A                 $0              N/A
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
Barry Hirsch                       N/A               N/A                N/A                 $0              N/A
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
Robert A. Kavesh                   N/A               N/A                N/A                 $0              N/A
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
Howard A. Mileaf                   N/A               N/A                N/A                 $0              N/A
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
William E. Rulon                   N/A               N/A                N/A                 $0              N/A
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
Cornelius T. Ryan                  N/A               N/A                N/A                 $0              N/A
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
Tom D. Seip                        N/A               N/A                N/A                 $0              N/A
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
Candace L. Straight                N/A               N/A                N/A                 $0              N/A
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------
Peter P. Trapp                     N/A               N/A                N/A                 $0              N/A
--------------------------- ------------------ ----------------- ------------------- ----------------- ---------------

--------------


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Shares of the Funds are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies (collectively, "Variable Contracts") issued through separate accounts of life insurance companies (the "Life Companies") and Qualified Plans. As of [April 15, 2006], the separate accounts of the Life Companies and Qualified Plans were known to the Board of Trustees and the management of the Trust to own of record all shares of the Fasciano, Focus, Growth, Guardian, High Income Bond, Limited Maturity Bond, Mid-Cap Growth, Partners, Regency and Socially Responsive Portfolios of the Trust and approximately 99% of the shares of the Balanced Portfolio of the Trust. There were no shareholders of the International and Real Estate Portfolios as of the same date. A control person may be able to take actions regarding a Fund without the consent or approval of shareholders.

         As of April 15, 2006, separate accounts of the following Life Companies and Qualified Plans owned of record or beneficially 5% or more of the shares of the following Funds:

----------- ----------------- ----------------- ------------------ -------------

                               Class and Type    Percentage of     Percentage of
Fund             Address        of Ownership          Class             Fund
----             -------          ----------          -----             ----
----------- ----------------- ----------------- ------------------ -------------
----------- ----------------- ----------------- ------------------ -------------

----------- ----------------- ----------------- ------------------ -------------

* These entities owned of record 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to "control" the Fund, as that term is defined in the 1940 Act.

         These Life Companies are required to vote Fund shares in accordance with instructions received from owners of Variable Contracts funded by separate accounts with respect to separate accounts of these Life Companies that are registered with the Securities and Exchange Commission as unit investment trusts.


                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

         Neuberger Berman is an investment management firm with headquarters in New York. The firm's focus is on U.S. fixed income, equity and balanced fund management. Total assets under management by Neuberger Berman and its Neuberger Berman affiliates were over $[____] billion as of December 31, 2005. Founded in 1939 to manage portfolios for high net worth individuals, the firm entered the mutual fund management business in 1950, and began offering active management for pension funds and institutions in the mid-1970s. Most money managers that come to the Neuberger Berman organization have at least fifteen years of experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

         NB Management serves as each Fund's investment manager pursuant to a Management Agreement ("Management Agreement") dated November 3, 2003, that was approved by the Trustees on August 5, 2003 (June 10, 2004 for the High Income Bond Portfolio).

         From May 1, 1995 through April 30, 2000, NB Management served as the investment manager of the corresponding master series of Advisers Managers Trust in which each Fund invested its net investable assets.

         The Management Agreement provides in substance that NB Management will make and implement investment decisions for the Funds in its discretion and will continuously develop an investment program for each Fund's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of each Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund, but NB Management has no current plans to pay a material amount of such compensation.

         NB Management provides to each Fund, without separate cost, office space, equipment, and facilities and personnel necessary to perform executive, administrative, and clerical functions and pays all salaries, expenses, and fees of the officers, Trustees, and employees of the Trust who are officers, directors, or employees of NB Management. Several individuals who are directors, officers or employees of NB Management and/or Neuberger Berman also serve as Trustees and/or officers of the Trust. See "Trustees and Officers." NB Management provides similar facilities and services to each Fund pursuant to administration agreements dated November 3, 2003 for the I Class shares and November 3, 2003 for the S Class Shares (each, an "Administration Agreement").

Management and Administration Fees

         For investment management services, Balanced, Focus, Growth, Guardian, Mid-Cap Growth, Partners, Regency and Socially Responsive Portfolios each pays NB Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Fasciano Portfolio pays NB Management a fee for investment management services at the annual rate of 0.85% of the first $500 million of the Fund's average daily net assets, 0.825% of the next $500 million, 0.80% of the next $500 million, 0.775% of the next $500 million, 0.75% of the next $500 million and 0.725% of average daily net assets in excess of $2.5 billion. International Portfolio pays NB Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Fund's average daily net assets, 0.825% of the next $250 million, 0.80% of the next $250 million, 0.775% of the next $250 million, 0.75% of the next $500 million, 0.725% of the next $1 billion, and 0.70% of average daily net assets in excess of $2.5 billion. Limited Maturity Bond Portfolio pays NB Management a fee for investment management services at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of the Fund's average daily net assets in excess of $2 billion. Real Estate Portfolio pays NB Management a fee for investment management services at the annual rate of 0.85% of the Fund's average daily net assets. High Income Bond Portfolio pays NB Management a fee for investment management services at the annual rate of 0.48% of the Fund's average daily net assets.

         For administrative services, each Fund (except Limited Maturity Bond Portfolio) pays NB Management a fee at the annual rate of 0.30% of that Fund's average daily net assets. For administrative services, Limited Maturity Bond Portfolio pays NB Management a fee at the annual rate of 0.40% of average daily net assets. In addition, each Fund pays certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those Trustees who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses.

         During the fiscal years ended December 31, 2005, 2003 and 2002, each Fund accrued management and administration fees as follows (these amounts include management fees incurred by each applicable Fund's corresponding master series of Advisers Managers Trust.

                                          Management and Administration Fees
                                               Accrued for Fiscal Years
Fund                                               Ended December 31
                                      2005            2004              2003
                                      ----            ----              ----
Growth Portfolio                                $1,729,897        $1,663,881
Limited Maturity Bond Portfolio                 $2,035,808        $2,130,589
Guardian Portfolio                              $1,409,577        $1,273,032
Balanced Portfolio                                $700,065          $689,207
Partners Portfolio                              $5,137,041        $4,899,502
Mid-Cap Growth Portfolio                        $4,072,112        $3,392,725
Socially Responsive Portfolio                     $104,744           $51,101
Regency Portfolio                                 $774,759          $327,865
Fasciano Portfolio                                $107,914           $33,120
Focus Portfolio                                     $9,933            $5,860
High Income Bond Portfolio                       $6,985***               N/A
----------------

*    From July 12, 2002 (commencement of operations) to December 31, 2002.
**   From August 8, 2002 (commencement of operations) to December 31, 2002.
***  From September 15, 2004 (commencement of operations) to December 31, 2004.

         The Management and Administration Agreements each continue until October 31, 2006. Each Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees who are not "interested persons" of NB Management or the Trust ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund. The Management Agreement is terminable with respect to a Fund without penalty on 60 days' prior written notice either by the Trust or by NB Management. The Administration Agreement is terminable with respect to a Fund without penalty by NB Management upon at least 120 days' prior written notice to the Fund, and by the Fund if authorized by the Trustees, including a majority of the Independent Trustees, on at least 30 days' prior written notice to NB Management. Each Agreement terminates automatically if it is assigned.

Expense Limitations

         Balanced, Growth, Guardian (Class I), Limited Maturity Bond, Mid-Cap Growth (Class I) and Partners Portfolios. NB Management has contractually undertaken to limit the Funds' expenses through December 31, 2008 by reimbursing each Fund for its total operating expenses (excluding the compensation of NB Management, taxes, interest, extraordinary expenses, brokerage commissions and transaction costs), that exceed, in the aggregate, 1.00% per annum of the Fund's average daily net asset value.

         Each Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause total operating expenses (exclusive of taxes, interest, brokerage commissions, transaction costs and extraordinary expenses for all Funds and compensation of NB Management in the case of Balanced, Growth, Partners and Limited Maturity Portfolios) to exceed an annual rate of 1.00%; and the reimbursements are made within three years after the year in which NB Management incurred the expense.

         Fasciano, Focus, Guardian (Class S), Mid-Cap Growth (Class S), International and Regency (Class S) Portfolios. NB Management has contractually undertaken to limit the expenses of S Class shares through December 31, 2008 by reimbursing each Fund for its total operating expenses, including compensation to NB Management, but excluding taxes, interest, extraordinary expenses, transaction costs and brokerage commissions, that exceed, in the aggregate, 1.25% for Focus, Mid-Cap Growth, and Guardian Portfolios, 1.40% for Fasciano Portfolio and 2.00% for International Portfolio per annum of the Class's average daily net asset value. Each Fund has in turn contractually undertaken to repay NB Management from S Class assets for the excess operating expenses borne by NB Management, so long as the Class's annual operating expenses during that period (exclusive of taxes, interest, extraordinary expenses and brokerage commissions) does not exceed 1.25% for Focus, Mid-Cap Growth and Guardian Portfolios, 1.40% for Fasciano Portfolio and 2.00% for International Portfolio per year of the Class's average daily net assets, and further provided that the reimbursements are made within three years after the year in which NB Management incurred the expense.

         NB Management has contractually undertaken to limit the expenses of S Class shares through December 31, 2015 by reimbursing Regency Portfolio for its total operating expenses, including compensation to NB Management, but excluding taxes, interest, extraordinary expenses, transaction costs and brokerage commissions, that exceed, in the aggregate, 1.25% for Regency Portfolio per annum of the Class's average daily net asset value. Regency Portfolio has in turn contractually undertaken to repay NB Management from S Class assets through December 31, 2015 for the excess operating expenses borne by NB Management, so long as the Class's annual operating expenses during that period (exclusive of taxes, interest, extraordinary expenses, transaction costs and brokerage commissions) does not exceed 1.25% per year of the Class's average daily net assets, and further provided that the reimbursements are made within three years after the year in which NB Management incurred the expense.

         Regency Portfolio (Class I). NB Management has contractually undertaken to limit the Fund's expenses through December 31, 2008 by reimbursing the Fund for its total operating expenses, including compensation to NB Management, but excluding taxes, interest, extraordinary expenses and brokerage commissions, and transaction costs that exceed, in the aggregate, 1.50% per annum of the Fund's average daily net asset value. The Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause total operating expenses, (exclusive of taxes, interest, extraordinary expenses and brokerage commissions) to exceed an annual rate of 1.50% of the Fund's average daily net assets; and the reimbursements are made within three years after the year in which NB Management incurred the expense.

         Socially Responsible Portfolio NB Management has contractually undertaken to limit the Fund's expenses through December 31, 2009 by reimbursing the Fund for its total operating expenses and brokerage commissions that exceed, in the aggregate, 1.30% per annum of the Fund's average daily net asset value. The Fund has contractually undertaken to repay NB Management for the excess operating expenses borne by NB Management, so long as the Fund's annual operating expenses during that period (exclusive of taxes, interest, extraordinary expenses and brokerage commissions) does not exceed 1.30% of the Fund's average daily net assets and further provided that reimbursements are made within three years after the year in which NB Management incurred the expense.

         Real Estate Portfolio NB Management has contractually undertaken to limit the Fund's expenses through December 31, 2008 by reimbursing the Fund for its total operating expenses, including compensation to NB Management, but excluding taxes, interest, extraordinary expenses and brokerage commissions, that exceed, in the aggregate, 1.75% per annum of the Fund's average daily net asset value. The Fund has in turn contractually undertaken to repay NB Management for the excess operating expenses borne by NB Management, so long as the Fund's annual operating expenses during that period (exclusive of taxes, interest, extraordinary expenses and brokerage commissions) does not exceed 1.75% of the Fund's average daily net assets, and further provided that reimbursements are made within three years after the year in which NB Management incurred the expense.

         High Income Bond Portfolio NB Management has contractually undertaken to limit the Fund's expenses through December 31, 2008 by reimbursing the Fund for its total operating expenses (excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs), that exceed, in the aggregate, 1.10% per annum of the Fund's average daily net asset value. The Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause total operating expenses (exclusive of taxes, interest, brokerage commissions, transaction costs and extraordinary expenses) to exceed an annual rate of 1.10%; and the reimbursements are made within three years after the year in which NB Management incurred the expense.

         For the year ended  December 31, 2005,  NB  Management  reimbursed  the
Socially Responsive Portfolio $[______], the Focus Portfolio $[______], the Fasciano Portfolio $[______], and the High Income Portfolio $[______]. For the year ended December 31, 2004, NB Management reimbursed the Socially Responsive Portfolio $54,057, the Focus Portfolio $80,604, and the Fasciano Portfolio $108,225. For the year ended December 31, 2003, NB Management reimbursed the Socially Responsive Portfolio $57,506, Focus Portfolio $77,957, and the Fasciano Portfolio $92,031.

Management and Control of NB Management and Neuberger Berman

        NB Management and Neuberger Berman are wholly owned by Lehman Brothers Holdings Inc. ("Lehman") a publicly-owned holding company. The directors, officers and/or employees of NB Management, Neuberger Berman and Neuberger Berman Inc., who are deemed "control persons," all of whom have offices at the same address as NB Management and Neuberger Berman, are: Kevin Handwerker, Jeffrey B. Lane, Robert Matza, Jeffrey S. Maurer, Jack L. Rivkin, and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Trustees and officers of the Trust.

         Lehman is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman's address is 745 Seventh Avenue, New York, New York 10019.

Sub-Adviser

         NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as a sub-adviser with respect to each Fund, pursuant to a Sub-Advisory Agreement dated November 3, 2003 ("Sub-Advisory Agreement") that was approved by the Trustees on August 5, 2003.

         From May 1, 1995 through April 30, 2000, Neuberger Berman served as the sub-adviser of the corresponding series of Advisers Managers Trust in which each applicable Fund invested its net investable assets.

         The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman from time to time provides to its officers and employees for use in managing client accounts, as NB Management reasonably requests. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This research staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that the services rendered by Neuberger Berman will be paid for by NB Management on the basis of the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as a sub-adviser for all of the other investment companies advised by NB Management.

         The Sub-Advisory Agreement continues with respect to each Fund until October 31, 2006, and is renewable from year to year thereafter, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Fund by the Trustees, or by a 1940 Act majority vote of the outstanding shares of that Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice to the appropriate Fund. The Sub-Advisory Agreement also terminates automatically with respect to each Fund if it is assigned or if the Management Agreement terminates with respect to the Fund.

         Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

         The Funds are subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Funds, other registered investment companies referred to below ("Other NB Funds"), and other managed accounts) and personnel of Neuberger Berman and the Neuberger Berman affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of outstanding shares of public companies.

Investment Companies Advised

         NB Management currently serves as investment manager of the following investment companies, which had aggregate net assets of over $[____] billion, as of December 31, 2005. Neuberger Berman acts as sub-adviser to these investment companies.

                                                                 Approximate
                                                                Net Assets at
Name                                                          December 31, 2005

Neuberger Berman Cash Reserves                                     $[_________]
Neuberger Berman Century Fund                                      $[_________]
Neuberger Berman Fasciano Fund                                     $[_________]
Neuberger Berman Focus Fund                                        $[_________]
Neuberger Berman Genesis Fund
 (this fund is closed to new investors)                            $[_________]
Neuberger Berman Government Money Fund                             $[_________]
Neuberger Berman Guardian Fund                                     $[_________]
Neuberger Berman High Income Bond Fund                             $[_________]
Neuberger Berman International Fund                                $[_________]
Neuberger Berman Limited Maturity Bond Fund                        $[_________]
Neuberger Berman Manhattan Fund                                    $[_________]
Neuberger Berman Millennium Fund                                   $[_________]
Neuberger Berman Municipal Money Fund                              $[_________]
Neuberger Berman Municipal Securities Trust                        $[_________]
Neuberger Berman Partners Fund                                     $[_________]
Neuberger Berman Real Estate Fund                                  $[_________]
Neuberger Berman Regency Fund                                      $[_________]
Neuberger Berman Socially Responsive Fund                          $[_________]
Neuberger Berman Strategic Income Fund                             $[_________]
Neuberger Berman Advisers Management Trust                         $[_________]
Neuberger Berman New York Intermediate Municipal Fund Inc.         $[_________]
Neuberger Berman California Intermediate Municipal Fund Inc.       $[_________]
Neuberger Berman Intermediate Municipal Fund Inc.                  $[_________]
Neuberger Berman Dividend Advantage Fund Inc.                      $[_________]
Neuberger Berman Real Estate Income Fund Inc.                      $[_________]
Neuberger Berman Realty Income Fund Inc.                           $[_________]
Neuberger Berman Real Estate Securities Income Fund Inc.           $[_________]
Neuberger Berman Income Opportunity Fund Inc.                      $[_________]
Institutional Liquidity Portfolio                                  $[_________]
Prime Portfolio                                                    $[_________]


         The investment decisions concerning each Fund and the other registered investment companies referred to above (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Funds. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Funds to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management have varied from one another in the past and are likely to vary in the future.

         There  may be  occasions  when a Fund  and one or more of the  Other NB
Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Trustees that the desirability of each Fund having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

                            DISTRIBUTION ARRANGEMENTS

         Balanced, Growth, Limited Maturity Bond, Partners and Socially Responsive Portfolios offer one class of shares designated as Class I shares. Fasciano, Focus, Real Estate, High Income Bond and International Portfolios offer one Class of shares designated as Class S shares. Mid-Cap Growth, Guardian and Regency Portfolios offer two classes of shares designated as Class I and Class S shares.

Distributor

         NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's Class I shares on a no-load basis. Class S shares are sold with a 0.25% distribution (12b-1) fee.

         In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is each Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation (except for Class S) and bears all advertising and promotion expenses incurred in the sale of the Funds' shares. Shares of the Funds are continuously offered to variable annuity contracts or variable life insurance policies issued by participating insurance companies.

         The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement with respect to Balanced, Growth, Guardian (Class I), Mid-Cap Growth (Class I), Partners, Regency (Class I), Socially Responsive, and Limited Maturity Bond Portfolios and a Distribution and Shareholder Services Agreement with respect to Guardian (Class S), Mid-Cap Growth (Class S), Fasciano, Focus, Real Estate, International, High Income Bond and Regency (Class
S) Portfolios. The Distribution Agreement and the Distribution and Shareholder Services Agreement ("Distribution Agreements") are dated November 3, 2003 and continue until October 31, 2006. The Distribution Agreements may be renewed annually thereafter if specifically approved by (1) the vote of a majority of the Trustees or a 1940 Act majority vote of the Fund's outstanding shares and
(2) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement and the Sub-Advisory Agreement.

         A.       Distribution Plan (Class I)

         Balanced, Growth, Guardian, Limited Maturity Bond, Mid-Cap Growth, Partners, Regency, and Socially Responsive Portfolios are subject to a Distribution Plan. The Distribution Plan provides that the administration fee received by NB Management from each of the Funds may be used by NB Management to reimburse itself for expenses incurred in connection with the offering of a Fund's shares. Specifically, NB Management may reimburse itself for the expenses of printing and distributing any prospectuses, reports and other literature used by NB Management, and for advertising, and other promotional activities.

         Under the Distribution Plan no separate payment is required by a Fund, it being recognized that each Fund presently pays, and will continue to pay, an administration fee to NB Management. To the extent that any payments made by a Fund to NB Management, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of a Fund within the context of Rule 12b-1 under the 1940 Act, those payments are authorized under the Distribution Plan.

         The Distribution Plan requires that NB Management provide the Trustees for their review a quarterly written report identifying the amounts expended by each Fund and the purposes for which such expenditures were made.

         Prior to approving the Distribution Plan, the Trustees considered various factors relating to the implementation of the Distribution Plan and determined that there is a reasonable likelihood that the Distribution Plan will benefit the Funds and their shareholders. To the extent the Distribution Plan allows the Funds to penetrate markets to which they would not otherwise have access, the Distribution Plan may result in additional sales of Fund shares; this, in turn, may enable the Funds to achieve economies of scale that could reduce expenses.

         The Distribution Plan continues until July 1, 2006. The Distribution Plan is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Trust's plans pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Distribution Plan may not be amended to (i) authorize direct payments by a Fund to finance any activity primarily intended to result in the sale of shares of that Fund or (ii) increase materially the amount of fees paid by any class of any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Trustees in the manner described above. The Plan is terminable with respect to a class of a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the class.

         B. Distribution and Shareholder Services Plan (Class S)

         Fasciano, Focus, Guardian, Real Estate, Mid-Cap Growth, International, High Income Bond and Regency Portfolios are subject to a Distribution and Shareholder Services Plan (the "Plan"). The Plan provides that Fasciano, Focus, Guardian, Real Estate, Mid-Cap Growth, International, High Income Bond and Regency Portfolios will compensate NB Management for administrative and other services provided to the Funds, its activities and expenses related to the sale and distribution of Class S shares, and ongoing services to Class S investors in the Funds. Under the Plan, NB Management receives from the Funds a fee at the annual rate of 0.25% of that Fund's average daily net assets attributable to Class S shares (without regard to expenses incurred by Class S shares). NB Management may pay up to the full amount of this fee to third parties that make available Fund shares and/or provide services to the Fund's and their Class S shareholders. The fee paid to a third party is based on the level of such services provided. Third parties may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing.

         Services may include: teleservicing support in connection with the Funds; delivery and responding to inquires with regard to Fund prospectuses and/or SAIs, reports, notices, proxies and proxy statements and other information respecting the Funds (but not including services paid for by the Trust such as printing and mailing); facilitation of the tabulation of Variable Contract owners' votes in the event of a meeting of Trust shareholders; maintenance of Variable Contract records reflecting Shares purchased and redeemed and Share balances, and the conveyance of that information to the Trust, or its transfer agent as may be reasonably requested; provision of support services including providing information about the Trust and its Funds and answering questions concerning the Trust and its Funds, including questions respecting Variable Contract owners' interests in one or more Funds; provision and administration of Variable Contract features for the benefit of Variable Contract owners participating in the Trust including fund transfers, dollar cost averaging, asset allocation, portfolio rebalancing, earnings sweep, and pre-authorized deposits and withdrawals; and provision of other services as may be agreed upon from time to time.

         The amount of fees paid by the Funds during any year may be more or less than the cost of distribution and other services provided to that Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with these rules.

         The Plan requires that NB Management provide the Trustees for their review a quarterly written report identifying the amounts expended by each Fund and the purposes for which such expenditures were made.

         Prior to approving the Plan, the Trustees  considered  various  factors relating to the implementation of the Plan and determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. To the extent the Plan allows the Funds to penetrate markets to which they would not otherwise have access, the Plan may result in additional sales of Fund shares; this, in turn, may enable the Funds to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by institutions with which shareholders have an existing relationship.

         The Plan continues until July 1, 2006. The Plan is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by any class of any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Trustees in the manner described above. The Plan is terminable with respect to a class of a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the class.

         The Table below sets forth the amount of fees accrued for the fund indicated below:

-------------------------------------- --------- ------------------ ------------
                   The Funds             2005          2004               2003
                   ---------             ----          ----               ----
-------------------------------------- --------- ------------------ ------------
-------------------------------------- --------- ------------------ ------------
Fasciano Portfolio S Class                $           $23,460            $7,276
-------------------------------------- --------- ------------------ ------------
-------------------------------------- --------- ------------------ ------------
Focus Portfolio S Class                   $           $2,921             $1,742
-------------------------------------- --------- ------------------ ------------
-------------------------------------- --------- ------------------ ------------
Guardian Portfolio S Class                $            $502               $284
-------------------------------------- --------- ------------------ ------------
-------------------------------------- --------- ------------------ ------------
Real Estate Portfolio S Class                           --                 --
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Mid-Cap Growth Portfolio  S Class         $           $25,024            $4,300
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International Portfolio S Class                         --                 --
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High Income Bond Portfolio S Class        $           $2,239               --
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Regency Portfolio S Class                               --                 --
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Socially Responsive Portfolio S Class     --            --                 --
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         From  time to  time,  one or more of the  Funds  may be  closed  to new investors. Because the Plan pays for ongoing shareholder and account services, the Board may determine that it is appropriate for a Fund to continue paying 12b-1 fee, even though the Fund is closed to new investors.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Share Prices and Net Asset Value

         Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAVs for each Fund are calculated by subtracting total liabilities from total assets. Each Fund's per share NAV is calculated by dividing its NAV by the number of shares outstanding and rounding the result to the nearest full cent. Each Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

         The Equity Funds (except International Portfolio) value securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on NASDAQ, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. Securities traded primarily on the Nasdaq Stock Market are normally valued by the Funds at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless the price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes.

         If there is no reported sale of such a security on a particular day, the security is valued at the mean between its closing bid and asked prices on that day. These Funds value all other securities and assets, including restricted securities, by a method that the Trustees believe accurately reflects fair value.

         International Portfolio values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the last available bid price on that day. Debt obligations are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Fund values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the Trustees believe accurately reflects fair value.

         International Portfolio's securities are traded primarily in foreign markets which may be open on days when the NYSE is closed. As a result, the NAV of the International Portfolio may be significantly affected on days when shareholders have no access to that Fund. Similarly, as discussed above under "Foreign Securities," other Funds may invest to varying degrees in securities traded primarily in foreign markets, and their share prices may also be affected on days when shareholders have no access to the Funds.

         If, after the close of the principal market on which a foreign security is traded, and before the time the Fund's securities are priced that day, an event occurs and, as a result, the closing price of a foreign security is not deemed to be reliable, based on review of closing prices conducted under the Fund's procedures, or if, under the Fund's procedures, the closing price of a foreign security is no longer deemed reliable, the foreign security would be valued at "fair market value" as determined in accordance with procedures and methodologies approved by the Fund's Board of Trustees. In determining the fair value of securities, the Fund may consider available information including information that becomes known after the time of the close of the principal market on which a foreign security is traded, and the values that are determined will be deemed to be the price as of the time of the close of the NYSE. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data, and fair values determined with the assistance of the service will be based on the data utilized by the service. Events referred to above may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. Under the 1940 Act, funds and their boards are required to act in good faith in determining the fair value of portfolio securities. The SEC has recognized that a security's valuation may differ depending on the method used for determining value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security's fair value will be the same as or close to the price a Fund could obtain if it were to dispose of the security at the time of the close of the subsequent opening market price for that security.

         The Fund's foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchange no longer represent the amount that the Fund could expect to receive for the securities. FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index

         Income Funds value their securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the Trustees believe accurately reflects fair value. The Funds periodically verify valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.

         If NB Management believes that the price of a security obtained under a Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Trustees believe accurately reflects fair value.

Suspension of Redemptions

         The Funds are normally open for business each day the NYSE is open ("Business Day"). The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for that Fund fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of a Fund's shareholders; provided that applicable SEC rules and regulations shall govern as to whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

Redemptions in Kind

         Each Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectuses. Further, each Fund may make payment in whole or in part in securities if a redeeming shareholder so requests. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but may do so in the circumstances described above in accordance with procedures adopted by the Board of Trustees.

Market Timing

         As noted in the Funds' prospectuses, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders. Under certain circumstances, the Funds reserve the right to reject any exchange or investment order; or change, suspend or revoke the exchange privilege.

         Although Neuberger Berman Management monitors for excessive short-term trading activity, the ability to monitor trades that are placed by variable contract owners and qualified plan participants is severely limited. Monitoring and discouraging market timing and excessive trading may require the cooperation of insurance companies or qualified plan administrators, which cannot be assured. Accordingly, there can be no assurance that the Funds or Neuberger Management will eliminate all excessive short-term trading or prevent all harm that might be caused by such trading.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

         Each Fund distributes to its shareholders (primarily insurance company separate accounts and Qualified Plans) substantially all of its share of its net investment income, any net realized capital gains and any net realized gains from foreign currency transactions, if any, earned or realized by it. Each Fund calculates its net investment income and NAV as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern time) on each Business Day. A Fund's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include net realized or unrealized capital and foreign currency gains or losses. Net investment income and net gains and losses are reflected in a Fund's NAV until they are distributed. With respect to the Mid-Cap Growth, Guardian, Growth, Partners, Balanced, Limited Maturity Bond, Socially Responsive, Real Estate, Regency, Focus, Fasciano and International
Portfolios, dividends from net investment income and distributions of net realized capital gains and net realized gains from foreign currency transactions, if any, normally are paid once annually, in October.

                           ADDITIONAL TAX INFORMATION

         Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of Each Fund

         Subchapter M

         To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and, with respect to all Funds, net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures, and forward contracts (collectively, "Hedging Instruments")) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer (together with the 50% requirement, the "Diversification Requirement"). Each Fund intends to satisfy the Distribution Requirement, the Income Requirement, and the Diversification Requirement. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

         A Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. To avoid application of the Excise Tax, the Funds intend to make distributions in accordance with the calendar year requirement.

         A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year.

         Section 817(h)

         The Funds serve as the underlying investments for variable annuity contracts and variable life insurance policies ("Variable Contracts") issued through separate accounts of the life insurance companies which may or may not be affiliated. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Funds), which are in addition to the diversification requirements imposed on the Funds by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

         The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

         Each Fund will be managed with the intention of complying with these diversification requirements. It is possible that in order to comply with these requirements less desirable investment decisions may be made which would affect the investment performance of a Fund.

         Tax Aspects of the Investments of the Funds

         Dividends, interest, and in some cases, capital gains received by a Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         The Equity Funds may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" received on the stock as well as gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders (assuming the Fund qualifies as a regulated investment company).

         In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. A Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         If a Fund invests in a PFIC and elects to treat the PFIC as a qualified electing fund ("QEF"), then in lieu of incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the Fund's pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the excise tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         A holder of stock in a PFIC generally may elect to include in ordinary income for each taxable year the excess, if any, of the fair market value of the stock over its adjusted basis as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. Any gain on the sale of PFIC stock subject to a mark-to-market election would be treated as ordinary income.

         The use by the Funds of hedging strategies, such as writing (selling) and purchasing futures contracts and options and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses they realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by a Fund with respect to its business of investing in securities or foreign currencies, will generally qualify as permissible income under the Income Requirement.

         Exchange-traded futures contracts, certain options, and certain forward contracts constitute "Section 1256 Contracts." Section 1256 Contracts are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of a Fund's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales" and 60% of any net realized gain or loss from any actual sales of
Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the excise tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the cash available to the Fund. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that such Fund must distribute to meet the Distribution Requirement and to avoid imposition of the excise tax.

         Transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that each Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

         Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to each Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by each Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

         Section 988 of the Code also may apply to forward contracts and options on foreign currencies. Under section 988 each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between section 1256 and 988, special provisions determine the character and timing of any income, gain or loss.

         When a covered call option written (sold) by a Fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Fund is exercised, the Fund is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

         If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract (e.g., a swap contract), or a futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

         Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund's shares.

         Limited Maturity Bond Portfolio may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with original issue discount ("OID"), at a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as described above, the Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

         Partners, Balanced, Regency, Mid-Cap Growth, Real Estate and Socially Responsive Portfolios each may acquire zero coupon or other securities issued with OID. As the holder of those securities, each Fund must take into income the OID and other non-cash income that accrues on the securities during the taxable year, even if no corresponding payment on the securities is received during the year. Because each Fund annually must distribute substantially all of its investment company taxable income to satisfy the Distribution Requirement and avoid imposition of the excise tax, it may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or, if necessary, from the proceeds of the sale of portfolio securities. A Fund may realize capital gains or losses from those sales, which would increase or decrease its corresponding investment company taxable income and/or net capital gain.

                               PORTFOLIO MANAGERS

Other Accounts Managed

         Certain of the portfolio managers who are primarily responsible for the day-to-day management of the Funds also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of December 31, 2005: (i) the Fund(s) managed by the specified portfolio manager; and (ii) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager; and (iii) the total assets of such companies, vehicles and accounts. As of December 31, 2005, the Funds' portfolio managers do not manage any registered investment companies, other pooled investment vehicles and other accounts with respect to which the advisory fee is based on performance.


----------------------- --------------------- ---------------------- ------------------------ -----------------------
Name of Portfolio       Fund(s) Managed by         Registered           Pooled Investment         Other Accounts
Manager                 Portfolio Manager     Investment Companies     Vehicles Managed by     Managed by Portfolio
                                              Managed by Portfolio      Portfolio Manager            Manager
                                                    Manager
----------------------- --------------------- ---------------------- ------------------------ -----------------------
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
                                                      Total Assets             Total Assets                Total
                                              Number  (in millions)   Number   (in millions)   Number    Assets (in
                                                                                                         millions)
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
 Michael Fasciano        Fasciano Portfolio
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
 Kent Simons             Focus Portfolio
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
 Wayne Plewniak          High Income Bond
                          Portfolio
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
 Benjamin Segal          International
                          Portfolio
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
 Basu Mullick            Partners Portfolio
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
 Steven Brown            Real Estate
                          Portfolio
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
 Andrew Wellington       Regency Portfolio
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
 David DiDomenico        Regency Portfolio
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
Arthur Moretti           Socially
                          Responsive
                          Portfolio
                         Guardian Portfolio
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
 Ingrid Dyott            Socially
                          Responsive
                          Portfolio
                         Guardian Portfolio
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
 Sajjad Ladiwala         Socially
                          Responsive
                          Portfolio
                         Guardian Portfolio
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
 Jon Brorson             Balanced Portfolio
                         Growth Portfolio
                         Mid -Cap Growth
                          Portfolio
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
 Kenneth Turek           Balanced Portfolio
                         Growth Portfolio
                         Mid -Cap Growth
                          Portfolio
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
 Theodore Giuliano       Balanced Portfolio
                         Limited Maturity
                          Bond Portfolio
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------
 John Dugenske           Balanced Portfolio
----------------------- --------------------- ------- -------------- --------- -------------- --------- -------------


Conflicts of Interest

         While the portfolio managers' management of other accounts may give rise to the conflicts of interest discussed below, NB Management believes that it has designed policies and procedures to appropriately address those conflicts. From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund and the management of other accounts, which might have similar investment objectives or strategies as the Funds or track the same index a Fund tracks. Other accounts managed by the portfolio managers may hold, purchase, or sell securities that are eligible to held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

         As a result of the portfolio manager's day-to-day management of a Fund, the portfolio managers know the size, timing and possible market impact of a Fund's trades. While it is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund, NB Management has policies and procedures to address such a conflict.

         From time to time, a particular investment opportunity may be suitable for both a Fund and other types of accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. NB Management has adopted policies and procedures reasonably designed to fairly allocate investment opportunities. Typically, when a Fund and one or more of the other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties, transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds and accounts involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund's ability to participate in volume transactions may produce better executions for it.

Portfolio Manager Compensation

         A portion of the compensation paid to each portfolio manager is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The portfolio managers are paid a base salary that is not dependent on performance. Each portfolio manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and
(iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the portfolio managers' compensation packages, including: (i) whether the manager was a partner/principal of NB prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the portfolio manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the portfolio manager is responsible.

Securities Ownership

         The table below shows the dollar range of equity securities of the Funds beneficially owned as of December 31, 2005, by each portfolio manager of the Funds.


  --------------------------- -------------------------------- -----------------
  Name of Portfolio Manager   Fund(s) Managed by Portfolio     Dollar Range of
                              Manager                          Securities Owned
  --------------------------- -------------------------------- -----------------
  --------------------------- -------------------------------- -----------------
   Michael Fasciano           Fasciano Portfolio               None
  --------------------------- -------------------------------- -----------------
  --------------------------- -------------------------------- -----------------
   Kent Simons                Focus Portfolio                  None
  --------------------------- -------------------------------- -----------------
  --------------------------- -------------------------------- -----------------
   Wayne Plewniak             High Income Bond Portfolio       None
  --------------------------- -------------------------------- -----------------
  --------------------------- -------------------------------- -----------------
   Benjamin Segal             International Portfolio          None
  --------------------------- -------------------------------- -----------------
  --------------------------- -------------------------------- -----------------
   Basu Mullick               Partners Portfolio               None
  --------------------------- -------------------------------- -----------------
  --------------------------- -------------------------------- -----------------
   Steven Brown               Real Estate Portfolio            None
  --------------------------- -------------------------------- -----------------
  --------------------------- -------------------------------- -----------------
   Andrew Wellington          Regency Portfolio                None
  --------------------------- -------------------------------- -----------------
  --------------------------- -------------------------------- -----------------
   David DiDomenico           Regency Portfolio                None
  --------------------------- -------------------------------- -----------------
  --------------------------- -------------------------------- -----------------
  Arthur Moretti              Socially Responsive Portfolio    None
  --------------------------- -------------------------------- -----------------
  --------------------------- -------------------------------- -----------------
                              Guardian Portfolio               None
  --------------------------- -------------------------------- -----------------
  --------------------------- -------------------------------- -----------------
   Ingrid Dyott               Socially Responsive Portfolio    None
  --------------------------- -------------------------------- -----------------
  --------------------------- -------------------------------- -----------------
                              Guardian Portfolio               None
  --------------------------- -------------------------------- -----------------
  --------------------------- -------------------------------- -----------------
   Sajjad Ladiwala            Socially Responsive Portfolio    None
  --------------------------- -------------------------------- -----------------
  --------------------------- -------------------------------- -----------------
                              Guardian Portfolio               None
  --------------------------- -------------------------------- -----------------
  --------------------------- -------------------------------- -----------------
   Jon Brorson                Balanced Portfolio               None
  --------------------------- -------------------------------- -----------------
  --------------------------- -------------------------------- -----------------
                              Growth Portfolio                 None
  --------------------------- -------------------------------- -----------------
  --------------------------- -------------------------------- -----------------
                              Mid -Cap Growth Portfolio        None
  --------------------------- -------------------------------- -----------------
  --------------------------- -------------------------------- -----------------
   Kenneth Turek              Balanced Portfolio               None
  --------------------------- -------------------------------- -----------------
  --------------------------- -------------------------------- -----------------
                              Growth Portfolio                 None
  --------------------------- -------------------------------- -----------------
  --------------------------- -------------------------------- -----------------
                              Mid -Cap Growth Portfolio        None
  --------------------------- -------------------------------- -----------------
  --------------------------- -------------------------------- -----------------
   Theodore Giuliano          Balanced Portfolio               None
  --------------------------- -------------------------------- -----------------
  --------------------------- -------------------------------- -----------------
                              Limited Maturity Bond Portfolio  None
  --------------------------- -------------------------------- -----------------
  --------------------------- -------------------------------- -----------------
   John Dugenske              Balanced Portfolio               None
  --------------------------- -------------------------------- -----------------


                             PORTFOLIO TRANSACTIONS

         Neuberger Berman and Lehman Brothers Inc. ("Lehman Brothers") acts as each Fund's principal broker (except with respect to International, Limited Maturity Bond and debt portion of Balanced Portfolios) to the extent a broker is used in the purchase and sale of portfolio securities (other than certain securities traded on the OTC market). This means that Fund trades may be executed by Neuberger Berman or Lehman Brothers where Neuberger or Lehman Brothers is capable of providing best execution. Neuberger Berman and Lehman Brothers may act as broker for International Portfolio. Neuberger Berman and Lehman Brothers receive brokerage commissions for these services. Transactions in portfolio securities for which Neuberger Berman or Lehman Brothers serves as broker will be effected in accordance with Rule 17e-1 under the 1940 Act.

         To the extent a broker is not used, purchases and sales of portfolio securities generally are transacted with the issuers, underwriters, or dealers serving as primary market-makers acting as principals for the securities on a net basis. The Funds typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

         In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Fund's policy is to seek best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, NB Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers, and may consider the brokerage and research services they provide to the Fund or NB Management. Some of these research services may be of value to NB Management in advising its various clients (including the Funds) although not all of these services are necessarily used by NB Management in managing the Funds. Under certain conditions, a Fund may pay higher brokerage commissions in return for brokerage and research services, although no Fund has a current arrangement to do so. In any case, each Fund may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or may otherwise deal with any dealer in connection with the acquisition of securities in underwritings. Each of the broker-dealers NB Management uses appears on a list and each has been reviewed as to its creditworthiness.

         During the years ended December 31, 2005, 2004 and 2003 Growth Portfolio paid total brokerage commissions of $[_______], $526,361 and $742,369, respectively, of which $0, $200,686, and $220,134, respectively, was paid to Neuberger Berman. Transactions in which the corresponding series used Neuberger Berman as broker comprised 0.00% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.00% of the aggregate brokerage commissions paid by it during the year ended December 31, 2005. [____]% of the $[____] paid to other brokers by the corresponding series during the year ended December 31, 2005 (representing commissions on transactions involving approximately $[____] was directed to those brokers at least partially on the basis of research services they provided. During the year ended December 31, 2005 the Fund acquired securities of the following of its regular broker-dealers ("B/Ds"): [State Street Bank and Trust Company; at that date, the series held no securities of its regular B/Ds.]

         During the year ended December 31, 2005, Growth Portfolio paid $[____], of its total brokerage to Lehman Brothers. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised [____]% of the aggregate dollar amount of transactions involving the payment of commissions, and [____]% of the aggregate brokerage commissions paid by the Fund. Prior to October 31, 2003, Lehman Brothers was not an affiliated broker of the Fund.

        During the years ended December 31, 2005, 2004 and 2003, Balanced Portfolio paid total brokerage commissions of $[____], $117,650 and $160,664, respectively, of which $[____], $0 and $45,433, respectively, was paid to Neuberger Berman. Transactions in which the series used Neuberger Berman as broker comprised 0.00% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.00% of the aggregate brokerage commissions paid by it during the year ended December 31, 2005. [____]% of the $[____] paid to other brokers by the series during the year ended December 31, 2005 (representing commissions on transactions involving approximately $[____]) was directed to those brokers at least partially on the basis of research services they provided. During the year ended December 31, 2005 the Fund acquired securities of the following of its regular B/Ds: [Bank of America Corp., Citigroup Global Markets, Inc., Credit Suisse First Boston Corp., Goldman Sachs & Co., Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley & Co., Inc., State Street Bank and Trust Company, and UBS Financial Services, Inc; at that date, the series held the securities of its regular B/Ds with an aggregate value as follows: Bank of America Corp, $201,560; Bear, Stearns & Co., Inc., $426,816; Citigroup Global Markets, Inc., $412,437; Credit Suisse First Boston Corp., $337,776; Goldman Sachs & Co., $455,656; Merrill Lynch, Pierce, Fenner & Smith Inc., $477,977; Morgan Stanley & Co., Inc., $445,559; and State Street Bank and Trust Company, $135,000.]

         During the year ended December 31, 2005, Balanced Portfolio paid $[____], of its total brokerage commissions to Lehman Brothers. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised [____]% of the aggregate dollar amount of transactions involving the payment of commissions, and [____]% of the aggregate brokerage commissions paid by the Fund. Prior to October 31, 2003, Lehman Brothers was not an affiliated broker of the Fund.

         During the years ended December 31, 2005, 2004 and 2003, Partners Portfolio paid total brokerage commissions of $[____], $1,443,750 and $1,475,295, respectively, of which $[____], $[____], and $[____], respectively, was paid to Neuberger Berman. Transactions in which the series used Neuberger Berman as broker comprised [0.00%] of the aggregate dollar amount of transactions involving the payment of commissions, and [0.00%] of the aggregate brokerage commissions paid by it during the year ended December 31, 2005. [____]% of the $[____] paid to other brokers by the series during the year ended December 31, 2005 (representing commissions on transactions involving approximately $[____]) was directed to those brokers at least partially on the basis of research services they provided. During the year ended December 31, 2005, the Fund acquired securities of the following of its regular B/Ds:
[Citigroup Global Markets, Inc., Goldman Sachs & Co., Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley & Co., Inc., and State Street Bank and Trust Company; at that date, the series held the securities of its regular B/Ds with an aggregate value as follows: Citigroup Global Markets, Inc., $17,460,432; Goldman Sachs & Co., $9,197,136; Merrill Lynch, Pierce, Fenner & Smith Inc., $13,352,618; and State Street Bank and Trust Company, $7,200,992.]

         During the year ended December 31, 2005, Partners Portfolio paid $[____], of its total brokerage commissions to Lehman Brothers. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised [____]% of the aggregate dollar amount of transactions involving the payment of commissions, and [____]% of the aggregate brokerage commissions paid by the Fund. Prior to October 31, 2003, Lehman Brothers was not an affiliated broker of the Fund.

         During the years ended December 31, 2005, 2004 and 2003, Mid-Cap Growth Portfolio paid total brokerage commissions of $[____], $1,229,417 and $1,572,867, respectively, of which $[____], $8 and $422,842, respectively, was paid to Neuberger Berman. Transactions in which the series used Neuberger Berman as broker comprised [0.00%] of the aggregate dollar amount of transactions involving the payment of commissions, and [0.00%] of the aggregate brokerage commissions paid by it during the year ended December 31, 2005. [____]% of the $[____] paid to other brokers by the series during the year ended December 31, 2005 (representing commissions on transactions involving approximately $[____]) was directed to those brokers at least partially on the basis of research services they provided. During the year ended December 31, 2005 the Fund acquired securities of the following of its regular B/Ds: [State Street Bank and Trust Company; at that date, the series held no securities of its regular B/Ds.]

         During the year ended December 31, 2005, Mid-Cap Growth Portfolio paid $[____], of its total brokerage commissions to Lehman Brothers. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised [____]% of the aggregate dollar amount of transactions involving the payment of commissions, and [____]% of the aggregate brokerage commissions paid by the Fund. Prior to October 31, 2003, Lehman Brothers was not an affiliated broker of the Fund.

         During the year ended December 31, 2005, 2004 and 2003, Guardian Portfolio paid total brokerage commissions of $[____], $133,229 and $262,896, respectively, of which $[____], $0 and $149,821, respectively, was paid to Neuberger Berman. Transactions in which the series used Neuberger Berman as broker comprised 0.00% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.00% of the aggregate brokerage commissions paid by it during the year ended December 31, 2005. [____]% of the $[____] paid to other brokers by the series during the year ended December 31, 2005 (representing commissions on transactions involving approximately $[____]) was directed to those brokers at least partially on the basis of research services they provided. During the year ended December 31, 2004, the Fund acquired securities of the following of regular B/Ds: [Citigroup Global Markets, Inc., Goldman Sachs & Co., and State Street Bank and Trust Company; at that date, the series held the securities of its regular B/Ds with an aggregate value as follows: Citigroup Global Markets, Inc., $3,314,784; Goldman Sachs & Co., $5,441,292; and State Street Bank and Trust Company $6,690,144.]

         During the year ended December 31, 2005, Guardian Portfolio paid $[____], of its total brokerage commissions to Lehman Brothers. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised [____]% of the aggregate dollar amount of transactions involving the payment of commissions, and [____]% of the aggregate brokerage commissions paid by the Fund. Prior to October 31, 2003, Lehman Brothers was not an affiliated broker of the Fund.

During the year ended December 31, 2005, 2004, and 2003, Limited Maturity Bond Portfolio paid total brokerage commissions of $[____], $0 and $0, respectively. During the year ended December 31, 2005, the Fund acquired securities of the following of its regular B/Ds: [Bank of America Corp., Credit Suisse First Boston Corp., Goldman Sachs & Co., Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley & Co., Inc., State Street Bank and Trust Company, and UBS Financial Services, Inc.; at the date, the Fund held securities of its regular B/Ds with aggregate value as follows: Bank of America Corp, $4,131,976; Bear, Stearns & Co., Inc., $2,758,687; Citigroup Global Markets, Inc., $3,505,716; Credit Suisse First Boston Corp., $2,936,054; Goldman Sachs & Co., $4,151,529; HSBC Securities Inc., $3,340,346; J.P. Morgan Chase & Co., $1,553,987; Merrill Lynch, Pierce, Fenner & Smith Inc., $4,260,412; Morgan Stanley & Co., Inc., $4,036,236; and State Street Bank and Trust Company, $5,240,00.]

During the years ended December 31, 2005, 2004 and 2003, Socially Responsive Portfolio paid total brokerage commission of $[____], $18,896 and $8,618, respectively, of which $[____], $0 and $5,198, respectively, was paid to Neuberger Berman. Transactions in which the corresponding series used Neuberger Berman as broker comprised [____]% of the aggregate dollar amount of transactions involving the payment of commissions, and [____]% of the aggregate brokerage commissions paid by it during the year ended December 31, 2005. 100.00% of the $[____] paid to other brokers by the corresponding series during the year ended December 31, 2005 (representing commissions on transactions involving approximately $[____]) was directed to those brokers at least partially on the basis of research services they provided. During the year ended December 31, 2005 the Fund acquired securities of the following of its regular B/Ds: [Citigroup Global Markets, Inc., Goldman Sachs & Co., and State Street Bank and Trust Company; at that date, the series held the securities of its regular B/Ds with an aggregate value as follows: Citigroup Global Markets, Inc., $379,899; Goldman Sachs & Co., $619,038; and State Street Bank and Trust Company $3,941,028.]

         During the year ended December 31, 2005, Socially Responsive Portfolio paid $[____], of its total brokerage commissions to Lehman Brothers. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised [____]% of the aggregate dollar amount of transactions involving the payment of commissions, and [____]% of the aggregate brokerage commissions paid by the Fund. Prior to October 31, 2003, Lehman Brothers was not an affiliated broker of the Fund.

         During the years ended December 31, 2005, 2004 and 2003, Regency Portfolio paid total brokerage commissions of $[____], $243,004 and $96,116, respectively, of which $[____], $95, and $57,865, respectively, was paid to Neuberger Berman. Transactions in which the corresponding series used Neuberger Berman as broker comprised [____]% of the aggregate dollar amount of transactions involving the payment of commissions, and [____]% of the aggregate brokerage commissions paid by it during the period ended December 31, 2005. [____]% of the $[____] paid to other brokers by the corresponding series during the period ended December 31, 2005 (representing commissions on transactions involving approximately $[____]) was directed to those brokers at least partially on the basis of research services they provided. During the year ended December 31, 2005 the Fund acquired securities of the following of its regular B/Ds: [Bear, Stearns & Co., Inc., Citigroup Global Markets, Inc., and State Street Bank and Trust Company; at that date, the series held securities of its regular B/Ds with aggregate value as follows: Bear, Stearns & Co., Inc., $3,212,534.]

         During the year ended December 31, 2005, Regency Portfolio paid $[____], of its total brokerage commissions to Lehman Brothers. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised [____]% of the aggregate dollar amount of transactions involving the payment of commissions, and [____]% of the aggregate brokerage commissions paid by the Fund. Prior to October 31, 2003, Lehman Brothers was not an affiliated broker of the Fund.

         During the years ended December 31, 2005, 2004 and 2003, Fasciano Portfolio paid total brokerage commissions of $[____], $11,400 and $13,751, of which, $[____], $9, and $6,580, respectively, was paid to Neuberger Berman. Transactions in which the corresponding series used Neuberger Berman as broker comprised [___]% of the aggregate dollar amount of transactions involving the payment of commissions, and [____]% of the aggregate brokerage commissions paid by it during the period ended December 31, 2005. [____]% of the $[____] paid to other brokers by the corresponding series during the year ended December 31, 2005 (representing commissions on transactions involving approximately $[____]) was directed to those brokers at least partially on the basis of research services they provided. During the year ended December 31, 2005, the Fund acquired no securities of its regular B/Ds; at that date, the series held no securities of its regular B/Ds.

         During the year ended December 31, 2005, Fasciano Portfolio paid $[____], of its total brokerage commissions to Lehman Brothers. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised [____]% of the aggregate dollar amount of transactions involving the payment of commissions, and [____]% of the aggregate brokerage commissions paid by the Fund. Prior to October 31, 2003, Lehman Brothers was not an affiliated broker of the Fund.

        During the years ended December 31, 2005, 2004 and 2003, Focus Portfolio paid total brokerage commissions of $[____], $1,520 and $6,548, of which, $[____], $109 and $3,045, respectively, was paid to Neuberger Berman. Transactions in which the corresponding series used Neuberger Berman as broker comprised [____]% of the aggregate dollar amount of transactions involving the payment of commissions, and [____]% of the aggregate brokerage commissions paid by it during the period ended December 31, 2005. [____]% of the $[____] paid to other brokers by the corresponding series during the period ended December 31, 2005 (representing commissions on transactions involving approximately $[____]) was directed to those brokers at least partially on the basis of research services they provided. During the period ended December 31, 2005 the Fund acquired securities of the following of its regular B/Ds: [Bank of America Corp., Citigroup Global Markets, Inc., J.P. Morgan Chase & Co., Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley & Co., Inc., and State Street Bank and Trust Company; at that date, the series held securities of its regular B/Ds with aggregate value as follows: Bank of America Corp., $90,785; Citigroup Global Markets, Inc., $60,225; J.P. Morgan Chase & Co., $25,356; Merrill Lynch, Pierce, Fenner & Smith Inc., $59,770; Morgan Stanley & Co., Inc., $27,760.]

         During the year ended December 31, 2005, Focus Portfolio paid $[____], of its total brokerage commissions to Lehman Brothers. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised [____]% of the aggregate dollar amount of transactions involving the payment of commissions, and [____]% of the aggregate brokerage commissions paid by the Fund. Prior to October 31, 2003, Lehman Brothers was not an affiliated broker of the Fund.

         During the year ended December 31, 2005 the period from September 15, 2004 (commencement of operations) to December 31, 2005, High Income Bond Portfolio paid total brokerage commissions of $[____] and $0. [During the period ended December 31, 2005 the Fund acquired securities of the following of its regular B/Ds: [State Street Bank and Trust Company; at that date, the series held no securities of its regular B/Ds.]

         Insofar as portfolio transactions of Partners Portfolio result from active management of equity securities, and insofar as portfolio transactions of Growth Portfolio and Mid-Cap Growth Portfolio result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by those Fund to brokers (including Neuberger Berman where it acts in that capacity) may be greater than if securities were selected solely on a long-term basis.

         The Funds may, from time to time, loan portfolio securities to Neuberger Berman, Lehman Brothers and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Fund to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Funds. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

         A committee of Independent Trustees from time to time reviews, among other things, information relating to securities loans by the Funds.

         In effecting securities transactions, each Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Fund plans to continue to use Neuberger Berman and/or Lehman Brothers as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund's knowledge, however, no affiliate of any Fund receives give-ups or reciprocal business in connection with their securities transactions.

         The use of Neuberger Berman and Lehman Brothers as brokers for a Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934 ("Section 11(a)"). Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts that they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Board of Trustees has expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

         Under the 1940 Act, commissions paid by a Fund to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Fund's policy that the commissions to be paid to Neuberger Berman and Lehman Brothers must, in NB Management's judgment be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability, and (2) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman or Lehman Brothers considered by a majority of the Independent Trustees not to be comparable to the Fund. The Funds do not deem it practicable and in their best interest to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase or sale of securities for a Fund's account, unless an appropriate exemption is available.

         A committee of Independent Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Funds and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers effect brokerage transactions for the Funds must be reviewed and approved no less often than annually by a majority of the Independent Trustees.

         To ensure that accounts of all investment clients, including a Fund, are treated fairly in the event that Neuberger Berman or Lehman Brothers receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger Berman and Lehman Brothers may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

         Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of a Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with a Fund cannot be an account over which Neuberger Berman or Lehman Brother exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews confirmations of each agency cross-trade that the Funds participate in.

         Each Fund expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman and Lehman Brothers. In selecting those brokers, NB Management will consider the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance and financial responsibility, and may consider, among other factors, research and other investment information provided by those brokers as well as any expense offset arrangements offered by the brokers.

         In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers, industries as well as economic and financial data) which may otherwise be purchased for cash. While the receipt of such services has not reduced Neuberger Berman's normal internal research activities, Neuberger Berman's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in this manner may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services described above, Neuberger Berman always considers its best execution obligation when deciding which broker to utilize.

         A committee, comprised of officers of NB Management and employees of Neuberger Berman who are portfolio managers of some of the Funds and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; and (2) adjustments may be required because of periodic changes in the execution or research capabilities of particular brokers, or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

         The commissions paid to a broker other than Neuberger Berman and Lehman Brothers may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services provide the Funds with benefits by supplementing the information otherwise available to NB Management. That research information may be used by NB Management in servicing their respective funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research information received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers executing portfolio transactions on behalf of the Managed Accounts may be used for the Fund's benefit.

                                 CODES OF ETHICS

         The Funds, NB Management and Neuberger Berman have personal securities trading policies that restrict the personal securities transactions, including transactions involving Fund shares, of employees, officers, and Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their funds or taking personal advantage of investment opportunities that may belong to the Fund.

         Text-only versions of the Code of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Code of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

                               PORTFOLIO TURNOVER

         The portfolio turnover rate is calculated by dividing the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, foreign financial futures contracts and forward contracts, whose maturity or expiration date at the time of acquisition was one year or less), divided by the month-end average monthly value of such securities owned by the Fund during the year.

                                  PROXY VOTING

         The Board has delegated to Neuberger Berman the responsibility to vote proxies related to the securities held in the Funds' portfolios. Under this authority, Neuberger Berman is required by the Board to vote proxies related to portfolio securities in the best interests of the Funds and their shareholders. The Board permits Neuberger Berman to contract with a third party to obtain proxy voting and related services, including research of current issues.

         Neuberger Berman has implemented written Proxy Voting Policies and Procedures (Proxy Voting Policy) that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority, including the Funds. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

         Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process, and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Institutional Shareholder Services Inc. (ISS) to vote proxies in accordance with Neuberger Berman's voting guidelines.

         For socially responsive clients, Neuberger Berman has adopted socially responsive voting guidelines. For non-socially responsive clients, Neuberger Berman's guidelines adopt the voting recommendations of ISS. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

         In the event that an investment professional at Neuberger Berman believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

         If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

         Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is be available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                          PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy

          The Funds prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Funds, rating and ranking organizations, and affiliated persons of the Funds or NB Management (the "Potential Recipients") unless such disclosure is consistent with a Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

          NB Management and the Funds have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Funds with a specific business reason to know the portfolio holdings of a Fund (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The Funds' President or a Senior Vice President may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Funds prior to commencing its duties), and only with the written concurrence of Neuberger Berman Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures

         Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Fund by completing a holdings disclosure form. The completed form must be submitted to the Funds' President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Funds or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Funds or NB Management. Following this approval, the form is submitted to Neuberger Berman Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

         No Fund, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Funds' Chief Compliance Officer, the Board of Directors reviews the Funds' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

         Pursuant to a Code of Ethics adopted by the Funds, NB Management and Neuberger Berman ("Code"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Funds except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Funds shareholders. The Code also prohibits any person associated with the Funds, NB Management or Neuberger Berman, in connection with the purchase or sale, directly or indirectly, by such person of a security held or the be acquired by the Funds from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients

         The Funds currently have ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

                  State Street Bank and Trust Company ("State Street"). Each Fund has selected State Street as custodian for its securities and cash.
Pursuant to a custodian contract, each Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to each Fund's activities and supplies each Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of each Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of any Fund, except with such Fund's written consent. State Street receives reasonable compensation for its services and expenses as custodian.

         Rating, Ranking and Research Agencies. Each Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. The Funds provide their complete portfolio holdings to: Vestek and Bloomberg L.P. each day; Standard and Poor's, a division of The McGraw-Hill Companies, Inc. and Lipper, a Reuters company on the second business day of each month; Morningstar, Inc. on the fifth calendar day of each month; and Capital Access on the tenth calendar day of each month. The Funds also provide their complete month-end portfolio holdings to DCI on the first business day of each following month so that DCI can create a list of each Fund's top 10 holdings. No compensation is received by any Fund, NB Management, Neuberger Berman or any other person in connection with the disclosure of this information. The Funds either have or expect to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep the Funds' portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Funds.

                             REPORTS TO SHAREHOLDERS

         Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firm for the Fund. Each Fund's report shows the investments owned by it and the market values thereof and provides other information about the Fund and its operations. In addition, the report contains the Fund's financial statements.

                       INFORMATION REGARDING ORGANIZATION,
                        CAPITALIZATION, AND OTHER MATTERS

The Funds

         Each Fund is a separate series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund. The Trust has twelve separate Funds. The Trustees may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other. As discussed above under "Investment Information", through April 30, 2000, certain of the Funds invested all of their respective net investable assets in a corresponding master series of Advisers Managers Trust, in each case receiving a beneficial interest in that series. Beginning May 1, 2000, each such Fund invests directly in its own securities portfolio.

         NB Management and Neuberger Berman serve as investment manager and sub-adviser, respectively, to other mutual funds, and the investments for the Funds (through their corresponding series) are managed by the same portfolio managers who manage one or more other mutual funds, that have similar names, investment objectives and investment styles as each Fund and are offered directly to the public by means of separate prospectuses. These other mutual funds are not part of the Trust. You should be aware that each Fund is likely to differ from the other mutual funds in size, cash flow pattern, and certain tax matters, and may differ in risk/return characteristics. Accordingly, the portfolio holdings and performance of the Funds may vary from those of the other mutual funds with similar names.

         Description of Shares. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.

         Shareholder Meetings. The Trustees do not intend to hold annual meetings of shareholders of the Funds. The Trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Fund.

         Certain Provisions of the Trust Instrument. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

                          CUSTODIAN AND TRANSFER AGENT

         Each Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110 as custodian for its securities and cash. State Street also serves as each Fund's Transfer Agent and shareholder servicing agent, administering purchases and redemptions of Trust shares through its Boston Service Center.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         Each Fund (except the High Income Bond Portfolio) has selected Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116 as the Independent Registered Public Accounting Firm who will audit its financial statements. The High Income Bond Portfolio has selected Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, as the Independent Registered Public Accounting Firm who will audit its financial statements.

                                  LEGAL COUNSEL

        Each Fund has selected Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006 as legal counsel.

                             REGISTRATION STATEMENT

         This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. Certain portions of the registration statement have been omitted pursuant to SEC rules and regulations. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference and other information regarding the Funds.

         Statements contained in this SAI and Prospectuses as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of the contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

         The audited financial statements, notes to the audited financial statements, and reports of the registered independent public accountants contained in the annual reports to the shareholders of the Trust for the fiscal year ended December 31, 2005 for Neuberger Berman Advisers Management Trust are incorporated into this Statement of Additional Information by reference to each Fund's Annual Report to shareholders for the fiscal year ended December 31, 2005.

                                   APPENDIX A
                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

S&P corporate bond ratings

         AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI - The rating CI is reserved for income bonds on which no interest is being paid.

         D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody's corporate bond ratings

         Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

         A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period time may be small.

         Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

S&P commercial paper ratings

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

Moody's commercial paper ratings

         Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         - Leading market positions in well-established industries;

         - High rates of return on funds employed;

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection;

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                  POST-EFFECTIVE AMENDMENT NO. 50 ON FORM N-1A

                                     PART C

                               OTHER INFORMATION

Item 23.   Exhibits


Exhibit Number                    Description

(a)   (1)  Trust Instrument of Registrant.(1)

      (2)  Amended and Restated Certificate of Trust of the Registrant.(8)

      (3)  Amendment to Trust Instrument dated November 9, 1998.(8)

      (4) Schedule A to Trust Instrument of Registrant designating Series of Registrant.(15)

      (5) Schedule A to Trust Instrument of Registrant designating Series of Registrant.(18)

(b)   (1)  By-laws of Registrant.(1)

      (2)  Amendment to By-laws dated November 11, 1997.(5)

      (3)  Amendment to By-laws dated November 9, 1998.(8)

(c)   (1)  Trust Instrument of Registrant, Articles IV, V and VI.(1)

      (2)  By-laws of Registrant, Articles V, VI and VIII.(1)

(d)   (1)  Form of Management Agreement Between Registrant and Neuberger
           Berman Management Inc.(17)

      (2) Form of Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC with Respect to Registrant.(17)

      (3) Amended Schedules to Management Agreement Between Registrant and Neuberger Berman Management Inc.(18)

      (4) Amended Schedule A to Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC with Respect to Registrant.(18)

(e)   (1)  Form of Distribution Agreement Between Registrant and Neuberger
           Berman Management Inc. for Class I Shares.(17)

      (2) Form of Distribution and Services Agreement Between Registrant and Neuberger Berman Management Inc. for Class S Shares.(17)

      (3) Amended Schedule A to Distribution and Services Agreement Between Registrant and Neuberger Berman Management Inc. for Class S Shares.(19)

(f) Bonus or Profit Sharing Contracts. None.

(g)   (1)  Custodian Contract Between Registrant and State Street Bank and
           Trust Company.(2)

      (2) Letter Agreement adding the International Portfolio of Registrant to the Custodian Contract.(1)

      (3) Schedule A to the Custodian Contract designating approved foreign banking institutions and securities depositories.(11)

      (4)  Custodian Fee Schedule.(3)

      (5) Letter Agreement adding the Mid-Cap Growth and Guardian Portfolios of Registrant to the Custodian Contract and Transfer Agency Agreement.(4)

      (6) Schedule designating Series of Registrant subject to Custodian Contract.(7)

      (7)  Letter Agreement adding the Socially Responsive
           Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement.(7)

      (8) Letter Agreement adding the Regency Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement.(13)

      (9) Letter Agreement adding the Fasciano and Focus Portfolios of Registrant to the Custodian Contract and Transfer Agency Agreement.(14)

      (10) Letter Agreement adding the Real Estate Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement.(15)

      (11) Letter Agreement adding the High Income Bond Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement.(18)

(h)   (1)  Transfer Agency Agreement Between Registrant and State Street Bank
           and Trust Company.(2)

      (2) Administration Agreement for I Class Shares Between Registrant and Neuberger Berman Management Inc.(14)

      (3) Administration Agreement for S Class Shares Between Registrant and Neuberger Berman Management Inc.(16)

      (4)  Form of Fund Participation Agreement.(11)

      (5) Letter Agreement adding the International Portfolio of Registrant to the Transfer Agency Agreement.(1)

      (6) Letter Agreement adding the Mid-Cap Growth and Guardian Portfolios of Registrant to the Transfer Agency Agreement.(4)

      (7) Expense Limitation Agreement between Registrant, on behalf of the Mid-Cap Growth and Guardian Portfolios, and Neuberger Berman Management Inc.(11)

      (8) Schedule designating series of Registrant subject to the Transfer Agency Agreement.(7)

      (9) Expense Limitation Agreement between Registrant, on behalf of the Socially Responsive Portfolio, and Neuberger Berman
            Management, Inc.(11)

      (10) Letter Agreement adding the Socially Responsive Portfolio of Registrant to the Transfer Agency Agreement.(7)

      (11) Expense Limitation Agreement between Registrant, on behalf of the Balanced, Growth, Limited Maturity Bond and Partners Portfolios, and Neuberger Berman Management Inc.(14)

      (12) Expense Limitation Agreement between Registrant, on behalf of the Fasciano, Focus, Guardian, International, Regency, Liquid Asset, MidCap Growth, Socially Responsive and REIT Portfolios, and Neuberger Berman Management Inc.(16)

      (13) Form of Distribution and Administrative Services Agreement on behalf of Registrant. (17)

      (14) Form of Services Agreement on behalf of Registrant.(17)

      (15) Amended Schedules of Administration Agreement for S Class Shares Between Registrant and Neuberger Berman Management Inc.(19)

      (16) Expense Limitation Agreement between Registrant, on behalf of the High Income Bond Portfolio, and Neuberger Berman Management Inc.(18)

(i)   Legal Opinion of Dechert LLP.(20)

(j)   (1) Consent of Independent Registered Public Accounting Firm.(20)

      (2) Consent of Independent Registered Public Accounting Firm (High Income Bond Portfolio).(20)

(k)       Financial Statements Omitted from Prospectus.  None.

(l)       Initial Capital Agreements.  None.

(m)   (1) Plan Pursuant to Rule 12b-1 (non-fee).(14)
      (2) Plan Pursuant to Rule 12b-1 (Class S).(16)
      (3) Amended Schedules to Plan Pursuant to Rule 12b-1 (Class S).(19)

(n)   (1) Rule 18f-3 Plan.(16)

(p)   (1) Code of Ethics.(11)

      (2) Amended and Restated Code of Ethics.(14)

-----------------


1. Incorporated by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000091.

2. Incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-96-000107.

3. Incorporated by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000094.

4. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000256.

5. Incorporated by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-98-000094.

6. Incorporated by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-98-000180.

7. Incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-98-000266.

8. Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-99-000074.

9. Incorporated by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000891554-99-000822.

10. Incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001005477-00-001512.

11. Incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001005477-00-003567.

12. Incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001053949-00-000027.

13. Incorporated by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001053949-01-500090.

14. Incorporated by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000950136-02-001220.

15. Incorporated by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001145236-02-000157.

16. Incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001206774-02-000046.

17. Incorporated by reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001206774-02-000046.

18. Incorporated by reference to Post-Effective Amendment No. 47 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000894579-04-000109.

19. Incorporated by reference to Post-Effective Amendment No. 49 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-05-000266.


Item 24. Persons Controlled By or Under Common Control with Registrant

         No person is controlled by or under common control with the Registrant

Item 25. Indemnification:

     A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding ("Action") in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or
(iii) by written opinion of independent legal counsel based upon a review of readily available facts.

     Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the present or former shareholder (or his heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

     Section 9 of the Management Agreement between Advisers Managers Trust and Neuberger Berman Management Incorporated ("NB Management") provides that neither NB Management nor any director, officer or employee of NB Management performing services for any Series of Advisers Managers Trust (each a "Portfolio") at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NB Management against any liability to Advisers Managers Trust or a Series of Advisers Managers Trust or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of NB Management's duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a Trustee or officer of Advisers Managers Trust against any liability to Advisers Managers Trust or a Series or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Advisers Managers Trust.

     Section 1 of the Sub-Advisory Agreement between Advisers Managers Trust and Neuberger Berman, LLC ("Sub-Adviser") provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, the Sub-Adviser will not be subject to liability for any act or omission or any loss suffered by any Series of Advisers Managers Trust or its interest holders in connection with the matters to which the Agreement relates.

     Section 9.1 of the Administration Agreement between the Registrant and NB Management provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management in good faith and with due care in accordance with such instructions, or with the advice or opinion, of legal counsel for a Portfolio of the Trust or for the Administrator in respect of any matter arising in connection with the Administration Agreement. NB Management shall be protected in acting upon any such instructions, advice or opinion and upon any other paper or document delivered by a Portfolio or such legal counsel which NB Management believes to be genuine and to have been signed by the proper person or persons, and NB Management shall not be held to have notice of any change of status or authority of any officer or representative of the Trust, until receipt of written notice thereof from the Portfolio. Section 12 of the Administration Agreement provides that each Portfolio of the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement with respect to such Portfolio; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement with respect to such Portfolio; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Trust with respect to such Portfolio; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Portfolio, and not from assets belonging to any other Portfolio of the Registrant. Section 13 of the Administration Agreement provides that NB Management will indemnify each Portfolio of the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Portfolio of the Registrant that result from: (i) NB
Management's  failure  to  comply  with the terms of the  Agreement;  or (ii) NB
Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. A Portfolio of the Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Portfolio or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

     Section 10(f) of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a Portfolio for the Registrant's performance of the Agreement by the Registrant on behalf of such Portfolio, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Adviser and Sub-Adviser

     Information as to the directors and officers of Neuberger Berman Management Inc. ("NB Management"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of NB Management in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-8259) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

     Information as to the directors and officers of Neuberger Berman, LLC (the "Sub-Adviser"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Sub-Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-3908) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Item 27.   Principal Underwriters

     (a) Neuberger Berman Management Inc., the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                         Neuberger Berman Equity Funds
                         Neuberger Berman Income Funds

     (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV, filed by NB Management with the U.S. Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-8259).

     (c) No commissions or compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.   Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and Bylaws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158. Item 29. Management Services

     Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.   Undertakings

     None.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 50 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 16th day of February, 2006.

                                   NEUBERGER BERMAN
                                   ADVISERS MANAGEMENT TRUST



                                   By:   /s/ Barbara Muinos________
                                         Barbara Muinos
                                         Treasurer (Principal Financial and
                                         Accounting Officer)

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 50 to the Registration Statement of Neuberger Berman Advisers Management Trust has been signed below by the following trustees and officers of the Registrant in the capacities and on the date indicated.

Signature                    Title                           Date




-----------------------      Chairman and Trustee            February 16, 2006
Peter Sundman*               (Chief Executive Officer)



/s/ Barbara Muinos           Treasurer                       February 16, 2006
-----------------------      (Principal Financial and
Barbara Muinos               Accounting Officer)




-----------------------      Trustee                         February 16, 2006
John Cannon*




-----------------------      Trustee                         February 16, 2006
Faith Colish*



----------------------       Trustee                         February 16, 2006
C. Anne Harvey*



---------------------        Trustee                         February 16, 2006
Barry Hirsch*



---------------------        Trustee                         February 16, 2006
Robert A. Kavesh*




---------------------        Trustee                         February 16, 2006
Howard A. Mileaf*




---------------------        Trustee                         February 16, 2006
Edward I. O'Brien*




---------------------        Trustee                         February 16, 2006
Jack L. Rivkin*              President)



---------------------        Trustee                         February 16, 2006
William E. Rulon*




---------------------        Trustee                         February 16, 2006
Cornelius T. Ryan*



---------------------        Trustee                         February 16, 2006
Tom Decker Seip*



 ---------------------       Trustee                         February 16, 2006
Candace L. Straight*



---------------------        Trustee                         February 16, 2006
Peter P. Trapp*


*    By:   /s/ Barbara Muinos
           Barbara Muinos
           Attorney-in-Fact **

** Pursuant to Powers of Attorney filed for Peter Sundman, John Cannon, Faith Colish, C. Anne Harvey, Barry Hirsch, Robert A. Kavesh, Howard A. Mileaf, Edward I. O'Brien, William E.Rulon, Cornelius T. Ryan, Tom Decker Seip, Candace
L. Straight, and Peter P. Trapp, as part of Post-Effective Amendment No. 41 to Registrant's Registration Statement. Pursuant to Powers of Attorney filed for Jack L. Rivkin as part of Post-Effective Amendment 42 to Registrant's Registration Statement.